UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

Anchor Series Trust

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311

(Address of principal executive offices)             (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1.	Reports to Stockholders

ANCHOR SERIES TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2016

Dear Anchor Series Trust Investor:

We are pleased to present our semi-annual report for the Anchor Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended June 30, 2016. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

Anchor Series Trust

Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

See reverse side for additional information.

1

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

2

ANCHOR SERIES TRUST

EXPENSE EXAMPLE June 30, 2016

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Anchor Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at January 1, 2016 and held until June 30, 2016. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2016” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2016” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2016” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2016” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2016” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

ANCHOR SERIES TRUST

EXPENSE EXAMPLE (continued) June 30, 2016

(unaudited)

	Actual			Hypothetical
Name	Beginning Account Value at January 1, 2016	Ending Account Value Using Actual Return at June 30, 2016	Expenses Paid During the Six Months Ended June 30, 2016*	Beginning Account Value at January 1, 2016	Ending Account Value Using a Hypothetical 5% Annual Return at June 30, 2016	Expenses Paid During the Six Months Ended June 30, 2016*	Annualized Expense Ratio*
Government and Quality Bond Portfolio
Class 1	$1,000.00	$1,046.06	$2.90	$1,000.00	$1,022.03	$2.87	0.57%
Class 2	$1,000.00	$1,045.36	$3.66	$1,000.00	$1,021.28	$3.62	0.72%
Class 3	$1,000.00	$1,044.88	$4.17	$1,000.00	$1,020.79	$4.12	0.82%
Asset Allocation Portfolio
Class 1	$1,000.00	$1,061.25	$3.89	$1,000.00	$1,021.08	$3.82	0.76%
Class 2	$1,000.00	$1,060.58	$4.66	$1,000.00	$1,020.34	$4.57	0.91%
Class 3	$1,000.00	$1,060.22	$5.17	$1,000.00	$1,019.84	$5.07	1.01%
Growth and Income Portfolio
Class 1	$1,000.00	$1,014.42	$3.71	$1,000.00	$1,021.18	$3.72	0.74%
Growth Portfolio
Class 1	$1,000.00	$1,006.76	$3.69	$1,000.00	$1,021.18	$3.72	0.74%
Class 2	$1,000.00	$1,006.01	$4.44	$1,000.00	$1,020.44	$4.47	0.89%
Class 3	$1,000.00	$1,005.64	$4.94	$1,000.00	$1,019.94	$4.97	0.99%
Capital Appreciation Portfolio
Class 1	$1,000.00	$982.48	$3.65	$1,000.00	$1,021.18	$3.72	0.74%
Class 2	$1,000.00	$981.69	$4.39	$1,000.00	$1,020.44	$4.47	0.89%
Class 3	$1,000.00	$981.31	$4.88	$1,000.00	$1,019.94	$4.97	0.99%
Natural Resources Portfolio
Class 1	$1,000.00	$1,135.59	$4.46	$1,000.00	$1,020.69	$4.22	0.84%
Class 2	$1,000.00	$1,134.51	$5.25	$1,000.00	$1,019.94	$4.97	0.99%
Class 3	$1,000.00	$1,134.56	$5.78	$1,000.00	$1,019.44	$5.47	1.09%
SA BlackRock Multi-Asset Income Portfolio#
Class 1	$1,000.00	$1,047.83	$2.95	$1,000.00	$1,021.98	$2.92	0.58%
Class 2	$1,000.00	$1,046.55	$4.22	$1,000.00	$1,020.74	$4.17	0.83%
Strategic Multi-Asset Portfolio
Class 1#	$1,000.00	$992.09	$5.94	$1,000.00	$1,018.90	$6.02	1.20%

*	Expenses are equal to each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days in the period then divided by 366 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2016” and “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2016” and the “Annualized Expense Ratio” would have been lower.

4

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited)

Industry Allocation*

United States Treasury Notes	32.1%
Federal National Mtg. Assoc.	18.5
Federal Home Loan Mtg. Corp.	11.2
Diversified Financial Services	6.3
United States Treasury Bonds	5.7
Government National Mtg. Assoc.	5.3
Repurchase Agreements	4.8
Banks-Commercial	2.8
Municipal Bonds & Notes	2.7
Diversified Banking Institutions	2.4
Oil Companies-Integrated	1.8
Brewery	1.0
Medical-Drugs	1.0
Banks-Super Regional	0.9
Auto-Cars/Light Trucks	0.9
Finance-Commercial	0.9
Sovereign Agency	0.7
Insurance-Life/Health	0.6
Transport-Services	0.5
Enterprise Software/Service	0.4
Electric-Integrated	0.4
Schools	0.4
Oil Companies-Exploration & Production	0.4
Electric-Distribution	0.3
Retail-Discount	0.3
Medical-HMO	0.3
Cellular Telecom	0.3
Insurance-Reinsurance	0.3
E-Commerce/Products	0.3
Medical Instruments	0.3
Computers	0.3
Banks-Fiduciary	0.3
Sovereign	0.3
Building-Heavy Construction	0.2
Gas-Distribution	0.2
Building Societies	0.2
Medical Labs & Testing Services	0.2
Insurance-Property/Casualty	0.2
Machinery-Construction & Mining	0.2
Finance-Investment Banker/Broker	0.2
Medical-Hospitals	0.2
Multimedia	0.2
Insurance-Multi-line	0.2
Diversified Manufacturing Operations	0.2
Special Purpose Entities	0.2
Property Trust	0.2
Oil-Field Services	0.1
Airlines	0.1
Physicians Practice Management	0.1
Retail-Building Products	0.1
Pipelines	0.1
Electric-Generation	0.1
Computers-Memory Devices	0.1

108.0%

*	Calculated as a percentage of net assets

Credit Quality†#

Aaa	75.2%
Aa	9.5%
A	11.7%
Baa	1.3%
Not Rated@	2.3%

100.0%

†	Source: Moody’s
#	Calculated as a percentage of total debt issues
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

5

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 5.6%
Diversified Financial Services — 5.6%
Ally Master Owner Trust Series 2012-5, Class A 1.54% due 09/15/2019	$2,995,000	$3,004,406
Ally Master Owner Trust Series 2014-5, Class A2 1.60% due 10/15/2019	2,585,000	2,596,804
Apidos CLO XXI FRS Series 2015-21A, Class A1 2.06% due 07/18/2027*(1)	3,380,000	3,368,042
Apidos CLO XVI FRS Series 2013-16A, Class A1 2.08% due 01/19/2025*(1)	7,200,000	7,172,352
Apidos CLO XXII FRS Series 2015-22A, Class A1 2.13% due 10/20/2027*(1)	3,000,000	3,005,019
Babson CLO, Ltd. FRS Series 2013-IA, Class A 1.73% due 04/20/2025*(1)	3,063,000	3,007,333
Benefit Street Partners CLO, Ltd. 2.37% due 07/20/2028(1)(7)	830,000	830,000
Cent CLO, Ltd. FRS Series 2013-20A, Class A 2.12% due 01/25/2026*(1)	4,300,000	4,264,349
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A4 3.15% due 08/15/2045(2)	1,020,000	1,085,776
DBUBS Mtg. Trust Series 2011-LC1A, Class A1 3.74% due 11/10/2046*(2)	52,596	52,925
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	1,795,000	1,798,674
Exeter Automobile Receivables Trust Series 2015-2A, Class A 1.54% due 11/15/2019*	1,114,682	1,111,927
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	2,320,000	2,323,371
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A 1.92% due 01/15/2019	2,470,000	2,479,947
Ford Credit Floorplan Master Owner Trust Series 2013-2, Class A 2.09% due 03/15/2022*	590,000	601,774
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(2)	2,250,000	2,259,607
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.89% due 02/12/2049(2)	3,203,761	3,275,486
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.25% due 04/15/2041(2)	1,268,893	1,337,556
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 1.92% due 10/23/2025*(1)	4,300,000	4,262,461

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(2)	$4,663,139	$4,799,596
Octagon Investment Partners XVI, Ltd. FRS Series 2013-A, Class 1A 1.75% due 07/17/2025*(1)	1,381,000	1,356,681
Prestige Auto Receivables Trust Series 2014-1A, Class B 1.91% due 04/15/2020*	825,000	819,557
Race Point X CLO, Ltd. Series 2016-10A, Class A 2.23% due 07/25/2028*(1)	5,000,000	4,992,500
Santander Drive Auto Receivables Trust Series BH3-1, Class B 1.97% due 11/15/2019	2,255,000	2,263,269
Santander Drive Auto Receivables Trust Series 2013-5, Class C 2.25% due 06/17/2019	910,000	915,732
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	3,657,000	3,678,066
SFAVE Commercial Mtg. Securities Trust VRS Series BH3-5AVE, Class A2B 4.14% due 01/05/2043*(2)	3,400,000	3,386,700
Springleaf Funding Trust Series BH3-AA, Class A 3.16% due 11/15/2024*	2,435,000	2,449,403
Springleaf Funding Trust Series 2015-BA, Class A 3.48% due 05/15/2028*	1,070,000	1,068,779
Springleaf Mtg. Loan Trust VRS Series 2013-1A, Class M1 2.31% due 06/25/2058*(3)	1,596,989	1,595,470
Thacher Park CLO, Ltd. FRS Series 2014-A, Class 1A 2.10% due 10/20/2026*(1)	5,100,000	5,086,597
Voya CLO, Ltd. FRS Series 2014-4A, Class A1 2.13% due 10/14/2026*(1)	7,240,000	7,207,985
Wachovia Bank Commercial Mtg. Trust, Series 2006-C29, Class A4 5.31% due 11/15/2048(2)	2,191,016	2,200,404
Westlake Automobile Receivables Trust Series 2015-2A, Class B 1.83% due 01/15/2021*	2,025,000	2,024,227
Westlake Automobile Receivables Trust 2014-2 Series 2014-A2, Class 2A 0.97% due 10/16/2017*	57,434	57,426

Total Asset Backed Securities (cost $92,454,989)		91,740,201

6

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 14.2%
Airlines — 0.1%
Southwest Airlines Co. Pass Through Trust Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	$1,911,875	$2,168,945

Auto-Cars/Light Trucks — 0.9%
Daimler Finance North America LLC Company Guar. Notes 2.25% due 07/31/2019*	190,000	194,858
Daimler Finance North America LLC Company Guar. Notes 2.40% due 04/10/2017*	4,000,000	4,043,544
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/2021*	210,000	228,789
Toyota Motor Credit Corp. Senior Notes 1.90% due 04/08/2021	3,680,000	3,737,603
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020	4,950,000	5,088,090
Volkswagen Group of America Finance LLC Company Guar. Notes 2.45% due 11/20/2019*	795,000	808,579

		14,101,463

Banks-Commercial — 0.3%
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	464,800
PNC Bank NA Senior Notes 2.60% due 07/21/2020	2,150,000	2,226,404
PNC Bank NA Senior Notes 3.30% due 10/30/2024	865,000	926,620
US Bank NA Senior Notes 2.80% due 01/27/2025	2,000,000	2,082,674

		5,700,498

Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	2,790,000	2,844,302
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	1,270,000	1,331,455

		4,175,757

Banks-Super Regional — 0.9%
Huntington National Bank Senior Notes 2.20% due 04/01/2019	1,050,000	1,059,700
US Bancorp Senior Notes 3.70% due 01/30/2024	1,065,000	1,171,506
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	541,754

Security Description	Principal Amount	Value (Note 2)
Banks-Super Regional (continued)
Wachovia Corp. Senior Notes 5.75% due 06/15/2017	$5,000,000	$5,215,105
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	3,000,000	3,076,308
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	3,505,000	3,626,722
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	616,975

		15,308,070

Brewery — 1.0%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	5,100,000	5,373,717
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	3,275,000	3,508,331
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	3,750,000	4,213,980
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	690,000	808,571
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	1,640,000	1,668,469
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	715,000	715,416

		16,288,484

Building-Heavy Construction — 0.2%
SBA Tower Trust Notes 3.16% due 10/15/2045*	3,665,000	3,715,394

Cable/Satellite TV — 0.0%
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	220,673

Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	3,550,000	3,689,781

Computers — 0.3%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	2,000,000	2,112,298
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,815,000	1,972,642
Apple, Inc. Senior Notes 4.45% due 05/06/2044	225,000	245,801

		4,330,741

Computers-Memory Devices — 0.1%
EMC Corp. Senior Notes 1.88% due 06/01/2018	1,260,000	1,234,890

7

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 1.8%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	$3,885,000	$3,975,400
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,366,274
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	1,000,000	1,156,674
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,400,000	1,606,038
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	3,000,000	3,072,912
Citigroup, Inc. Senior Notes 8.13% due 07/15/2039	145,000	226,147
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	2,155,000	2,385,555
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,000,000	4,309,980
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	2,000,000	2,210,768
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,342,877
Morgan Stanley Senior Notes 3.88% due 04/29/2024	6,125,000	6,556,304

		29,208,929

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 6.15% due 08/07/2037	663,000	922,336
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	665,000	933,295
General Electric Capital Corp. Senior Notes 6.88% due 01/10/2039	60,000	90,567

		1,946,198

Diversified Manufacturing Operations — 0.2%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	1,718,000	1,948,132
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	630,000	742,623

		2,690,755

E-Commerce/Products — 0.3%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	3,525,000	4,146,133

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated — 0.4%
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	$565,000	$647,657
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	1,825,000	2,406,303
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 10/01/2044	2,000,000	2,261,856
MidAmerican Energy Co. 1st Mtg. Bonds 4.25% due 05/01/2046	375,000	424,129
Southern California Edison Co. 1st Mtg. Notes 2.40% due 02/01/2022	885,000	917,466

		6,657,411

Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	7,040,000	7,065,062

Finance-Commercial — 0.9%
Private Export Funding Corp. Government Guar. Notes 2.25% due 12/15/2017	5,960,000	6,083,271
Private Export Funding Corp. Government Guar. Notes 3.25% due 06/15/2025	7,050,000	7,812,612

		13,895,883

Gas-Distribution — 0.2%
Southern California Gas Co. 1st Mtg. Notes 2.60% due 06/15/2026	3,610,000	3,703,907

Insurance-Life/Health — 0.6%
John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/2024*	5,000,000	6,173,115
Teachers Insurance & Annuity Assoc. of America Sub. Notes 4.90% due 09/15/2044*	3,430,000	3,849,842

		10,022,957

Insurance-Multi-line — 0.2%
Guardian Life Global Funding Senior Sec. Notes 2.00% due 04/26/2021*	1,140,000	1,154,999
MetLife, Inc. Senior Notes 1.90% due 12/15/2017(4)	425,000	428,849
MetLife, Inc. Senior Notes 4.88% due 11/13/2043	1,025,000	1,133,015

		2,716,863

Insurance-Property/Casualty — 0.2%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	1,015,000	1,086,769

8

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Property/Casualty (continued)
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	$1,985,000	$2,283,584

		3,370,353

Insurance-Reinsurance — 0.3%
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	4,685,000	4,840,692

Machinery-Construction & Mining — 0.2%
Caterpillar Financial Services Corp. Senior Notes 2.63% due 03/01/2023	1,140,000	1,169,723
Caterpillar, Inc. Senior Notes 3.40% due 05/15/2024	920,000	988,728
Caterpillar, Inc. Senior Notes 4.30% due 05/15/2044	1,035,000	1,140,519

		3,298,970

Medical Instruments — 0.3%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	750,000	777,835
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	1,065,000	1,136,535
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	1,700,000	1,853,212
Medtronic, Inc. Company Guar. Notes 3.63% due 03/15/2024	425,000	467,766
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	155,000	175,327

		4,410,675

Medical Labs & Testing Services — 0.2%
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	2,775,000	2,951,629
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019*	608,000	684,090

		3,635,719

Medical-Drugs — 1.0%
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	355,000	362,893
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	1,700,000	1,775,237
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	555,000	576,920
Eli Lilly & Co. Senior Notes 2.75% due 06/01/2025	620,000	656,623

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs (continued)
Merck & Co., Inc. Senior Notes 2.75% due 02/10/2025	$2,680,000	$2,802,259
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,880,000	1,973,645
Merck & Co., Inc. Senior Notes 4.15% due 05/18/2043	760,000	851,350
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	4,044,400
Pfizer, Inc. Senior Notes 6.20% due 03/15/2019	2,500,000	2,823,535

		15,866,862

Medical-HMO — 0.3%
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	461,000	495,828
Kaiser Foundation Hospitals Company Guar. Notes 4.88% due 04/01/2042	775,000	926,523
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	1,360,000	1,454,958
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	2,165,000	2,375,258

		5,252,567

Medical-Hospitals — 0.2%
Dignity Health Sec. Notes 2.64% due 11/01/2019	260,000	268,013
Dignity Health Sec. Notes 3.81% due 11/01/2024	540,000	576,505
Memorial Sloan-Kettering Cancer Center Senior Notes 4.20% due 07/01/2055	740,000	836,518
New York and Presbyterian Hospital Notes 4.02% due 08/01/2045	1,305,000	1,421,828

		3,102,864

Multimedia — 0.2%
NBCUniversal Enterprise, Inc. Company Guar. Notes 1.97% due 04/15/2019*	2,865,000	2,928,973

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.90% due 03/04/2021	250,000	265,515

Oil Companies-Integrated — 0.3%
ConocoPhillips Company Guar. Notes 5.75% due 02/01/2019	375,000	412,561

9

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
ConocoPhillips Company Guar. Notes 6.00% due 01/15/2020	$180,000	$204,724
ConocoPhillips Co. Company Guar. Notes 2.88% due 11/15/2021	825,000	839,475
ConocoPhillips Co. Company Guar. Notes 3.35% due 05/15/2025	445,000	460,000
ConocoPhillips Co. Company Guar. Notes 4.30% due 11/15/2044	480,000	487,044
Exxon Mobil Corp. Senior Notes 2.22% due 03/01/2021	700,000	721,732
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	590,000	615,965
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	600,000	676,691

		4,418,192

Physicians Practice Management — 0.1%
Toledo Hospital Senior Notes 4.98% due 11/15/2045	1,720,000	2,124,135

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	1,740,000	2,016,284

Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	5,000,000	5,467,970

Schools — 0.4%
Stanford University Notes 6.88% due 02/01/2024	5,000,000	6,558,000

Special Purpose Entity — 0.2%
Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	2,202,500	2,689,997

Transport-Services — 0.5%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	2,271,046	2,581,044
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	6,265,745

		8,846,789

Total U.S. Corporate Bonds & Notes (cost $215,060,031)		232,083,351

FOREIGN CORPORATE BONDS & NOTES — 6.7%
Banks-Commercial — 2.5%
Bank of Montreal Senior Notes 2.38% due 01/25/2019	3,500,000	3,593,090

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	$3,000,000	$3,048,285
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	2,145,000	2,204,007
Banque Federative du Credit Mutuel SA Senior Notes 2.75% due 10/15/2020*	4,300,000	4,443,224
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	860,000	880,896
Credit Suisse NY Senior Notes 3.63% due 09/09/2024	2,200,000	2,276,047
DNB Bank ASA Senior Notes 2.38% due 06/02/2021*	5,800,000	5,891,820
Macquarie Bank, Ltd. Senior Notes 2.40% due 01/21/2020*	635,000	641,074
Royal Bank of Canada Senior Notes 2.50% due 01/19/2021	5,100,000	5,269,626
Santander UK PLC Senior Notes 2.50% due 03/14/2019	3,600,000	3,636,731
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,360,255
Swedbank AB Senior Notes 2.65% due 03/10/2021*	5,000,000	5,166,135

		40,411,190

Building Societies — 0.2%
Nationwide Building Society Senior Notes 2.35% due 01/21/2020*	3,650,000	3,689,103

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	635,000	651,522
America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/2040	530,000	649,835

		1,301,357

Diversified Banking Institutions — 0.6%
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,650,000	1,700,199
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	7,310,000	7,470,601
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,219,332

		10,390,132

10

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 0.6%
GE Capital International Funding Co. Company Guar. Notes 2.34% due 11/15/2020*	$4,869,000	$5,015,854
GE Capital International Funding Co. Company Guar. Notes 4.42% due 11/15/2035*	4,479,000	5,023,584

		10,039,438

E-Commerce/Products — 0.0%
Alibaba Group Holding, Ltd. Senior Notes 2.50% due 11/28/2019	490,000	495,728

Electric-Distribution — 0.1%
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 2.75% due 05/07/2019*	2,000,000	2,059,772

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/2016*	1,385,000	1,404,119

Finance-Investment Banker/Broker — 0.2%
CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/2019*	2,900,000	3,191,499

Oil Companies-Exploration & Production — 0.4%
Sinopec Group Overseas Development 2015, Ltd. Company Guar. Notes 2.50% due 04/28/2020*	5,660,000	5,721,054

Oil Companies-Integrated — 1.5%
BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	1,445,000	1,576,106
BP Capital Markets PLC Company Guar. Notes 2.32% due 02/13/2020	925,000	946,810
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	2,270,000	2,389,638
BP Capital Markets PLC Company Guar. Notes 3.99% due 09/26/2023	405,000	439,755
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	1,100,000	1,235,601
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	3,265,000	3,425,269
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/2020	2,625,000	2,885,043
Shell International Finance BV Company Guar. Notes 5.50% due 03/25/2040	620,000	767,901
Statoil ASA Company Guar. Notes 2.25% due 11/08/2019	325,000	333,315
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	213,619

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
Statoil ASA Company Guar. Notes 2.65% due 01/15/2024	$185,000	$186,716
Statoil ASA Company Guar. Notes 2.75% due 11/10/2021	475,000	496,646
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	2,250,000	2,343,364
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	2,395,000	2,529,240
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	815,000	880,330
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	835,000	878,149
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018	3,000,000	3,060,501

		24,588,003

Oil-Field Services — 0.1%
Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,100,000	2,254,287

Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	1,671,000	1,908,275

Property Trust — 0.2%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 2.38% due 11/05/2019*	2,390,000	2,425,286

Total Foreign Corporate Bonds & Notes
(cost $105,402,901)		109,879,243

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Electric-Distribution — 0.2%
Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022	3,000,000	3,962,112

Sovereign — 0.3%
State of Qatar Senior Notes 4.63% due 06/02/2046*	3,766,000	4,094,305

Total Foreign Government Obligations
(cost $6,574,592)		8,056,417

MUNICIPAL BONDS & NOTES — 2.7%
Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	3,105,000	3,502,875
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	2,400,000	3,739,584

11

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Municipal Bonds & Notes (continued)
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	$705,000	$921,780
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	145,000	187,529
Curators of the University of Missouri System Facilities Revenue Bonds 5.96% due 11/01/2039	2,170,000	3,007,099
Kansas Development Finance Authority 4.93% due 04/15/2045	2,700,000	3,093,390
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/2043	1,245,000	1,717,739
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,385,000	1,852,008
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	3,450,000	5,300,994
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	3,247,468
Port Authority of New York & New Jersey Revenue Bonds 4.81% due 10/15/2065	1,870,000	2,248,264
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,281,887
State of California General Obligation Bonds 7.55% due 04/01/2039	915,000	1,446,405
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,500,000	3,079,250
University of California Revenue Bonds 5.77% due 05/15/2043	2,955,000	4,049,059
University of California Revenue Bonds Series F 6.58% due 05/15/2049	1,710,000	2,512,674
Utility Debt Securitization Authority Revenue Bonds 3.44% due 12/15/2025	1,695,000	1,846,363

Total Municipal Bonds & Notes (cost $33,936,409)		43,034,368

U.S. GOVERNMENT AGENCIES — 35.7%
Federal Home Loan Mtg. Corp. — 11.2%
2.50% due 07/19/2031	8,400,000	8,686,516
3.00% due 07/19/2031	17,300,000	18,148,105
3.00% due 03/01/2045	25,589,183	26,553,007

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
3.00% due 07/01/2045	$18,868,030	$19,578,700
3.00% due 08/01/2045	14,384,235	14,926,021
3.00% due 09/01/2045	15,944,128	16,544,669
3.00% due 06/01/2046	25,000,000	25,941,633
3.50% due 07/19/2031	3,000,000	3,174,965
3.50% due 06/01/2046	34,400,000	36,354,981
4.00% due 09/01/2026	1,376,355	1,466,289
4.00% due 12/01/2040	7,714,101	8,293,900
5.50% due 07/14/2046	2,000,000	2,229,077
6.00% due 12/01/2039	286,243	326,380
7.50% due 05/01/2027	1,451	1,730

		182,225,973

Federal National Mtg. Assoc. — 18.5%
2.00% due 07/19/2031	2,900,000	2,942,762
2.47% due 05/01/2025	3,525,073	3,632,790
2.50% due 03/01/2030	10,953,991	11,343,645
2.50% due July 30 TBA	1,800,000	1,821,375
2.68% due 05/01/2025	6,000,000	6,266,117
2.81% due 07/01/2025	6,000,000	6,302,900
2.82% due 12/01/2024	4,899,029	5,171,397
2.98% due 07/01/2022	7,000,000	7,516,623
2.99% due 10/01/2025	2,145,000	2,283,599
3.00% due 05/01/2027	966,115	1,014,765
3.00% due 06/01/2027	502,095	528,461
3.00% due 08/01/2027	325,197	342,293
3.00% due 04/01/2045	14,503,294	15,064,730
3.00% due July 15 TBA	2,000,000	2,096,719
3.01% due 12/01/2024	3,901,411	4,186,381
3.09% due 10/01/2025	1,059,291	1,137,014
3.12% due 05/01/2033	2,851,518	2,996,164
3.33% due 07/01/2022	5,294,000	5,780,398
3.50% due 02/01/2046	42,584,126	44,958,415
3.50% due July 15 TBA	7,350,000	7,788,241
4.00% due 09/01/2026	9,327,825	9,936,282
4.00% due 01/01/2046	12,300,712	13,198,426
4.00% due 02/01/2046	13,835,649	14,845,787
4.00% due July 30 TBA	10,800,000	11,579,315
4.00% due August 30 TBA	21,300,000	22,817,014
4.50% due 11/01/2026	1,262,002	1,345,370
4.50% due 01/01/2027	1,460,426	1,542,489
4.50% due 06/01/2038	61,021	66,740
4.50% due 05/01/2039	57,092	62,392
4.50% due 06/01/2039	139,886	152,716
4.50% due 08/01/2039	12,332	13,486
4.50% due 01/01/2040	78,048	85,535
4.50% due 04/01/2040	91,590	99,943
4.50% due 07/01/2040	149,513	163,145
4.50% due 09/01/2040	13,920,672	15,258,372
4.50% due 11/01/2040	3,230,141	3,536,801
4.50% due 12/01/2040	451,306	494,752
4.50% due 01/01/2041	565,186	619,599
4.50% due 02/01/2041	724,025	793,655
4.50% due 03/01/2041	7,054,237	7,732,034
4.50% due 04/01/2041	802,254	879,516
4.50% due 05/01/2041	692,461	759,277
4.50% due 06/01/2041	1,034,019	1,133,660
4.50% due 07/01/2041	3,079,396	3,367,726
4.50% due 08/01/2041	1,721,312	1,881,163
4.50% due 09/01/2041	671,741	733,579
4.50% due 04/01/2043	614,356	674,772
4.50% due 06/01/2043	274,486	301,667
4.50% due 10/01/2043	676,779	738,747

12

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due 11/01/2043	$115,850	$126,463
4.50% due 08/01/2044	409,286	446,581
5.00% due July 30 TBA	24,000,000	26,665,483
5.50% due 03/01/2038	1,000,973	1,123,329
5.50% due 06/01/2038	58,084	65,304
5.50% due 08/01/2038	64,701	72,701
5.50% due 09/01/2039	39,216	44,290
5.50% due 05/01/2040	7,844	8,810
5.50% due 06/01/2040	16,839	19,122
5.50% due July 30 TBA	11,700,000	13,151,531
6.50% due 02/01/2038	113,787	131,914
6.50% due 10/01/2039	126,532	145,612
Federal National Mtg. Assoc. REMIC VRS
Series 2015-M12, Class A2 2.88% due 05/25/2025(2)	10,285,000	10,858,464

		300,848,353

Government National Mtg. Assoc. — 5.3%
3.00% due 04/20/2045	6,345,097	6,642,811
3.00% due 07/20/2045	2,114,854	2,214,084
3.00% due 08/20/2045	3,780,927	3,958,329
3.00% due August 30 TBA	4,000,000	4,174,141
3.50% due 02/20/2046	34,121,944	36,271,826
4.00% due 02/15/2041	1,328,916	1,438,287
4.00% due 09/15/2041	1,199,500	1,292,824
4.00% due 02/15/2042	75,980	81,668
4.00% due 08/15/2042	151,202	165,527
4.50% due 05/15/2040	950,572	1,048,917
4.50% due 06/15/2040	1,398,261	1,540,468
4.50% due 07/15/2040	2,281,608	2,514,176
4.50% due 05/15/2042	221,886	245,094
4.50% due 07/20/2046	3,000,000	3,219,359
5.00% due 07/15/2033	1,687,099	1,904,144
5.00% due 10/15/2033	89,781	101,504
5.00% due 11/15/2033	12,494	14,103
5.00% due 12/15/2033	38,684	43,419
5.00% due 01/15/2034	135,957	152,648
5.00% due 02/15/2034	67,473	75,118
5.00% due 03/15/2034	5,689	6,332
5.00% due 05/15/2034	11,833	13,483
5.00% due 06/15/2035	10,445	11,814
5.00% due 09/15/2035	129,786	147,732
5.00% due 11/15/2035	42,154	47,667
5.00% due 12/15/2035	25,066	28,212
5.00% due 02/15/2036	22,325	25,163
5.00% due 03/15/2036	13,821	15,405
5.00% due 09/15/2036	4,826	5,415
5.00% due 05/15/2038	15,947	17,769
5.00% due 07/15/2038	204,787	230,347
5.00% due 08/15/2038	46,827	52,589
5.00% due 11/15/2038	130,213	146,235
5.00% due 12/15/2038	470,141	527,983
5.00% due 06/15/2039	621,723	696,309
5.00% due 08/15/2039	165,385	185,610
5.00% due 07/15/2040	130,959	145,768
5.00% due 04/15/2041	398,443	447,152
5.50% due 10/15/2032	2,152	2,441
5.50% due 11/15/2032	3,615	4,066
5.50% due 02/15/2033	129,137	145,686
5.50% due 05/15/2033	73,000	84,001
5.50% due 06/15/2033	115,070	131,928

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
5.50% due 07/15/2033	$12,742	$14,317
5.50% due 08/15/2033	13,021	14,712
5.50% due 09/15/2033	5,876	6,762
5.50% due 11/15/2033	200,276	225,261
5.50% due 01/15/2034	157,983	178,341
5.50% due 02/15/2034	64,944	73,811
5.50% due 03/15/2034	955,991	1,092,166
5.50% due 04/15/2034	30,335	34,908
5.50% due 05/15/2034	64,805	74,502
5.50% due 06/15/2034	12,080	13,705
5.50% due 07/15/2034	37,848	43,568
5.50% due 08/15/2034	26,239	29,965
5.50% due 09/15/2034	199,978	224,878
5.50% due 10/15/2034	246,830	281,980
5.50% due 04/15/2036	48,594	54,950
6.00% due 03/15/2028	8,036	9,195
6.00% due 06/15/2028	14,718	16,848
6.00% due 08/15/2028	49,296	57,025
6.00% due 09/15/2028	35,202	40,286
6.00% due 10/15/2028	12,184	13,933
6.00% due 11/15/2028	3,213	3,672
6.00% due 12/15/2028	60,502	69,534
6.00% due 03/15/2029	367	420
6.00% due 04/15/2029	2,903	3,336
6.00% due 01/15/2032	9,681	11,336
6.00% due 02/15/2032	261	298
6.00% due 07/15/2032	11,487	13,269
6.00% due 09/15/2032	12,858	14,720
6.00% due 10/15/2032	240,643	279,843
6.00% due 11/15/2032	9,051	10,345
6.00% due 01/15/2033	3,779	4,333
6.00% due 02/15/2033	21,873	25,282
6.00% due 03/15/2033	35,667	41,824
6.00% due 04/15/2033	49,170	56,265
6.00% due 05/15/2033	84,326	96,478
6.00% due 12/15/2033	29,794	34,967
6.00% due 08/15/2034	5,011	5,728
6.00% due 09/15/2034	107,000	123,904
6.00% due 10/15/2034	69,400	79,447
6.00% due 05/15/2036	29,371	34,101
6.00% due 06/15/2036	260,387	298,335
6.00% due 07/15/2036	3,391,879	3,915,978
6.00% due 08/15/2036	104,885	119,903
6.00% due 12/15/2036	248,941	287,409
6.00% due 02/15/2037	71,650	82,385
6.00% due 08/15/2037	86,157	98,547
6.00% due 01/15/2038	337,688	390,023
6.00% due 03/15/2038	160,899	184,155
6.00% due 07/15/2038	145,927	166,897
6.00% due 08/15/2038	435,413	498,953
6.00% due 09/15/2038	809,688	929,697
6.00% due 10/15/2038	902,687	1,048,776
6.00% due 11/15/2038	302,846	346,465
6.00% due 12/15/2038	290,805	332,413
6.00% due 01/15/2039	235,832	274,321
6.00% due 02/15/2039	151,874	173,718
6.00% due 04/15/2039	155,155	179,798
6.00% due 12/15/2039	195,422	223,508
6.00% due 03/15/2040	228,840	261,784
6.00% due 04/15/2040	80,383	91,936
6.00% due 06/15/2041	283,840	324,654
6.50% due 05/15/2023	5,699	6,502
6.50% due 06/15/2023	3,711	4,233

13

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.50% due 07/15/2023	$19,157	$21,856
6.50% due 08/15/2023	1,989	2,270
6.50% due 10/15/2023	15,620	17,821
6.50% due 11/15/2023	19,647	22,414
6.50% due 12/15/2023	51,208	58,423
6.50% due 02/15/2027	1,772	2,034
6.50% due 12/15/2027	1,843	2,102
6.50% due 01/15/2028	21,389	24,400
6.50% due 02/15/2028	8,707	9,934
6.50% due 03/15/2028	33,894	39,089
6.50% due 04/15/2028	16,788	19,285
6.50% due 05/15/2028	48,810	55,685
6.50% due 06/15/2028	104,868	119,970
6.50% due 07/15/2028	78,533	89,597
6.50% due 08/15/2028	46,159	53,222
6.50% due 09/15/2028	62,775	71,645
6.50% due 10/15/2028	57,952	66,417
6.50% due 11/15/2028	74,149	85,306
6.50% due 12/15/2028	50,564	58,110
6.50% due 01/15/2029	959	1,094
6.50% due 02/15/2029	12,928	14,749
6.50% due 03/15/2029	18,747	21,386
6.50% due 04/15/2029	8,157	9,306
6.50% due 05/15/2029	61,448	70,103
6.50% due 06/15/2029	7,243	8,263
6.50% due 03/15/2031	3,663	4,179
6.50% due 04/15/2031	989	1,205
6.50% due 05/15/2031	76,540	87,590
6.50% due 06/15/2031	48,964	55,861
6.50% due 07/15/2031	152,622	174,915
6.50% due 08/15/2031	30,225	34,520
6.50% due 09/15/2031	95,757	109,256
6.50% due 10/15/2031	71,003	82,221
6.50% due 11/15/2031	41,514	47,361
6.50% due 01/15/2032	166,868	190,693
6.50% due 02/15/2032	66,481	75,844
6.50% due 03/15/2032	1,762	2,010
6.50% due 04/15/2032	13,341	15,220
6.50% due 05/15/2032	52,665	60,082
7.00% due 11/15/2031	35,355	41,633
7.00% due 03/15/2032	22,690	27,340
7.00% due 01/15/2033	30,830	37,913
7.00% due 05/15/2033	83,833	102,803
7.00% due 07/15/2033	62,876	75,862
7.00% due 11/15/2033	83,533	102,130
8.00% due 10/15/2029	413	414
8.00% due 12/15/2029	4,117	4,133
8.00% due 01/15/2030	16,919	17,861
8.00% due 03/15/2030	128	129
8.00% due 04/15/2030	18,270	18,609
8.00% due 08/15/2030	1,838	1,845
8.00% due 09/15/2030	22,124	22,902
8.00% due 11/15/2030	2,503	2,923
8.00% due 12/15/2030	984	984
8.00% due 02/15/2031	38,458	42,069
8.00% due 03/15/2031	11,476	11,653
10.00% due 08/20/2016	19	19
10.00% due 01/20/2017	310	313
10.00% due 03/20/2017	289	291

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(3)	$75,011	$84,509
Series 2005-74, Class HB
7.50% due 09/16/2035(3)	387,821	454,553
Series 2005-74, Class HC
7.50% due 09/16/2035(3)	150,730	175,602

		86,980,087

Sovereign Agency — 0.7%
Resolution Funding Corp. STRIPS Senior Notes zero coupon due 07/15/2020	2,500,000	2,386,670
Tennessee Valley Authority Senior Notes 4.63% due 09/15/2060	7,400,000	9,217,965

		11,604,635

Total U.S. Government Agencies (cost $568,858,562)		581,659,048

U.S. GOVERNMENT TREASURIES — 37.8%
United States Treasury Bonds — 5.7%
2.50% due 02/15/2045	11,870,000	12,358,249
2.50% due 02/15/2046	9,315,000	9,699,607
2.88% due 05/15/2043	32,730,000	36,804,623
2.88% due 08/15/2045	8,105,000	9,101,031
3.00% due 11/15/2044	3,405,000	3,914,953
3.38% due 05/15/2044	2,895,000	3,567,975
3.63% due 02/15/2044	13,550,000	17,471,031

		92,917,469

United States Treasury Notes — 32.1%
0.50% due 08/31/2016	21,629,400	21,636,559
0.50% due 01/31/2017	17,400,000	17,405,777
0.50% due 03/31/2017	15,200,000	15,201,338
0.63% due 05/31/2017	16,000,000	16,014,368
0.63% due 08/31/2017	54,000,000	54,048,492
0.75% due 03/31/2018	2,800,000	2,807,655
0.88% due 03/31/2018	25,000,000	25,122,075
1.00% due 03/31/2017	16,000,000	16,059,392
1.00% due 09/15/2017	12,000,000	12,063,276
1.00% due 05/31/2018	9,800,000	9,875,793
1.25% due 11/30/2018	6,800,000	6,896,954
1.25% due 04/30/2019	12,000,000	12,188,904
1.25% due 03/31/2021	32,000,000	32,372,512
1.38% due 07/31/2018	18,200,000	18,485,795
1.38% due 09/30/2018	23,200,000	23,583,334
1.38% due 02/29/2020	8,000,000	8,150,936
1.38% due 03/31/2020	34,550,000	35,203,202
1.38% due 09/30/2020	6,000,000	6,108,984
1.38% due 01/31/2021	3,000,000	3,053,085
1.50% due 03/31/2023	48,100,000	48,793,313
1.63% due 06/30/2020	27,200,000	27,971,365
1.63% due 02/15/2026	12,900,000	13,045,125
1.75% due 09/30/2019	16,000,000	16,500,624
1.75% due 12/31/2020	2,200,000	2,275,711
2.00% due 11/30/2020	10,400,000	10,867,594
2.00% due 10/31/2021	12,145,000	12,720,467

14

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.00% due 02/15/2025	$48,220,000	$50,450,175
3.13% due 04/30/2017	4,500,000	4,596,633

		523,499,438

Total U.S. Government Treasuries (cost $594,365,958)		616,416,907

Total Long-Term Investment Securities (cost $1,616,653,442)		1,682,869,535

REPURCHASE AGREEMENTS — 4.8%
Bank of America Securities LLC Joint Repurchase Agreement(5)	17,045,000	17,045,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	8,520,000	8,520,000
BNP Paribas SA Joint Repurchase Agreement(5)	17,045,000	17,045,000
Deutsche Bank AG Joint Repurchase Agreement(5)	15,755,000	15,755,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	20,475,000	20,475,000

Total Repurchase Agreements (cost $78,840,000)		78,840,000

TOTAL INVESTMENTS (cost $1,695,493,442)(6)	108.0%	1,761,709,535
Liabilities in excess of other assets	(8.0)	(130,107,599)

NET ASSETS	100.0%	$1,631,601,936

FORWARD SALES CONTRACTS — (3.6)%
U.S. Government Agencies — (3.6)%
Federal National Mtg. Assoc. — (2.8)%
4.00% due July 15 TBA	(5,700,000)	(5,905,735)
4.50% due July 30 TBA	(18,205,000)	(19,871,801)
4.50% due August 30 TBA	(18,100,000)	(19,745,960)

		(45,523,496)

Government National Mtg. Assoc. — (0.8)%
3.00% due July 30 TBA	(4,000,000)	(4,182,266)
4.00% due July 30 TBA	(2,000,000)	(2,148,750)
6.00% due July 30 TBA	(6,100,000)	(6,973,889)

		(13,304,905)

Total Forward Sales Contracts (cost $58,690,060)		$(58,828,401)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2016, the aggregate value of these securities was $150,114,992 representing 9.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Collateralized Loan Obligation
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 6 for cost of investments on a tax basis.
(7)	Fair valued security. Securities are classified as Level 3 based on the securities valuation input (see Note 2).

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

15

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$90,910,201	$830,000	$91,740,201
U.S. Corporate Bonds & Notes	—	232,083,351	—	232,083,351
Foreign Corporate Bonds & Notes	—	109,879,243	—	109,879,243
Foreign Government Obligations	—	8,056,417	—	8,056,417
Municipal Bonds & Notes	—	43,034,368	—	43,034,368
U.S. Government Agencies	—	581,659,048	—	581,659,048
U.S. Government Treasuries	—	616,416,907	—	616,416,907
Repurchase Agreements	—	78,840,000	—	78,840,000

Total Investments at Value	$—	$1,760,879,535	$830,000	$1,761,709,535

LIABILITIES:
Forward Sales Contracts
U.S. Government Agencies	$—	$58,828,401	$—	$58,828,401

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

16

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	4.5%
Diversified Financial Services	4.2
Real Estate Investment Trusts	4.2
Exchange-Traded Funds	4.0
Electric-Integrated	3.5
Medical-Drugs	3.1
Federal Home Loan Mtg. Corp.	2.9
Repurchase Agreements	2.6
Diversified Banking Institutions	2.5
Banks-Super Regional	2.2
Banks-Commercial	1.9
Food-Misc./Diversified	1.9
Oil Companies-Integrated	1.8
Oil Companies-Exploration & Production	1.6
Government National Mtg. Assoc.	1.4
Oil Refining & Marketing	1.3
Medical Products	1.3
Medical-Biomedical/Gene	1.3
Diversified Manufacturing Operations	1.3
Pipelines	1.2
Insurance-Multi-line	1.2
Chemicals-Diversified	1.2
Electronic Components-Semiconductors	1.1
Computers	1.1
Telephone-Integrated	1.1
Medical Instruments	1.0
Medical-Hospitals	1.0
Aerospace/Defense	0.9
Oil-Field Services	0.9
Finance-Mortgage Loan/Banker	0.9
Brewery	0.9
Beverages-Non-alcoholic	0.9
Toys	0.9
Airlines	0.8
Auto-Cars/Light Trucks	0.8
Insurance-Reinsurance	0.8
Insurance-Property/Casualty	0.8
Data Processing/Management	0.8
Auto/Truck Parts & Equipment-Original	0.8
Oil & Gas Drilling	0.8
Finance-Other Services	0.7
Non-Hazardous Waste Disposal	0.7
Semiconductor Components-Integrated Circuits	0.7
Machinery-Farming	0.6
Retail-Restaurants	0.6
Cosmetics & Toiletries	0.6
Applications Software	0.6
Chemicals-Specialty	0.5
Web Portals/ISP	0.5
Diagnostic Equipment	0.5
Telecom Services	0.5
Transport-Services	0.5
Cable/Satellite TV	0.5
Gas-Distribution	0.5
Retail-Discount	0.5
Investment Management/Advisor Services	0.5
Multimedia	0.5
Cellular Telecom	0.5
Containers-Paper/Plastic	0.5
Food-Retail	0.5
Rental Auto/Equipment	0.5
Electronic Components-Misc.	0.4
Enterprise Software/Service	0.4

Electronic Parts Distribution	0.4%
SupraNational Banks	0.4
Steel-Specialty	0.4
Finance-Credit Card	0.4
Semiconductor Equipment	0.4
E-Commerce/Products	0.4
Electric-Transmission	0.4
Physical Therapy/Rehabilitation Centers	0.4
Auto-Heavy Duty Trucks	0.4
Gambling (Non-Hotel)	0.4
Auction Houses/Art Dealers	0.4
United States Treasury Notes	0.4
Computer Software	0.4
Medical-Generic Drugs	0.4
Electronic Connectors	0.3
Rubber-Tires	0.3
Internet Content-Entertainment	0.3
Retail-Apparel/Shoe	0.3
Computer Services	0.3
Office Furnishings-Original	0.3
Human Resources	0.3
Savings & Loans/Thrifts	0.3
Security Services	0.3
Machine Tools & Related Products	0.3
Hotels/Motels	0.3
Computers-Memory Devices	0.3
Transport-Marine	0.3
Retail-Drug Store	0.3
Food-Flour & Grain	0.3
Office Automation & Equipment	0.3
Storage/Warehousing	0.3
Special Purpose Entities	0.3
Alternative Waste Technology	0.3
Tobacco	0.3
Retail-Building Products	0.3
Transport-Rail	0.3
Advertising Services	0.3
Apparel Manufacturers	0.2
Finance-Investment Banker/Broker	0.2
Housewares	0.2
Beverages-Wine/Spirits	0.2
Transactional Software	0.2
Batteries/Battery Systems	0.2
Electronic Forms	0.2
Medical-Wholesale Drug Distribution	0.2
Athletic Footwear	0.2
Consumer Products-Misc.	0.2
Insurance Brokers	0.2
Independent Power Producers	0.2
Machinery-General Industrial	0.2
Finance-Consumer Loans	0.2
Coatings/Paint	0.2
Satellite Telecom	0.2
Machinery-Pumps	0.2
Dialysis Centers	0.2
Non-Ferrous Metals	0.2
Electric Products-Misc.	0.2
United States Treasury Bonds	0.1
Agricultural Chemicals	0.1
Private Equity	0.1
Casino Hotels	0.1
Commercial Services-Finance	0.1

17

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Industry Allocation* (continued)

Instruments-Scientific	0.1%
Instruments-Controls	0.1
Tools-Hand Held	0.1
Internet Security	0.1
Casino Services	0.1
Medical Labs & Testing Services	0.1
Diversified Minerals	0.1
Industrial Gases	0.1
Investment Companies	0.1
Miscellaneous Manufacturing	0.1
Retail-Auto Parts	0.1
Finance-Commercial	0.1
Networking Products	0.1
Retail-Major Department Stores	0.1
Veterinary Diagnostics	0.1
Television	0.1
Audio/Video Products	0.1
Distribution/Wholesale	0.1
Radio	0.1
Steel-Producers	0.1
Electric-Generation	0.1
Disposable Medical Products	0.1
Electronic Measurement Instruments	0.1
Footwear & Related Apparel	0.1
Hazardous Waste Disposal	0.1
Building Products-Doors & Windows	0.1
Environmental Monitoring & Detection	0.1
Aerospace/Defense-Equipment	0.1
Retail-Automobile	0.1
Industrial Automated/Robotic	0.1
Filtration/Separation Products	0.1
Diversified Operations	0.1

99.9%

*	Calculated as a percentage of net assets

18

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 60.5%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.	356	$8,224
Omnicom Group, Inc.	125	10,186

		18,410

Advertising Services — 0.3%
Aimia, Inc.	38,895	235,789
Publicis Groupe ADR	14,271	240,467

		476,256

Aerospace/Defense — 0.8%
Boeing Co.	4,997	648,960
Lockheed Martin Corp.	311	77,181
Northrop Grumman Corp.	2,357	523,914
Raytheon Co.	909	123,579
Rockwell Collins, Inc.	95	8,088
Teledyne Technologies, Inc.†	2,212	219,099
TransDigm Group, Inc.†	34	8,965

		1,609,786

Aerospace/Defense-Equipment — 0.1%
B/E Aerospace, Inc.	153	7,065
Harris Corp.	1,213	101,212

		108,277

Agricultural Chemicals — 0.1%
Incitec Pivot, Ltd. ADR	121,708	269,583
Monsanto Co.	134	13,857

		283,440

Airlines — 0.5%
Alaska Air Group, Inc.	8,294	483,457
Copa Holdings SA, Class A	5,374	280,845
Delta Air Lines, Inc.	5,416	197,305
Southwest Airlines Co.	340	13,332

		974,939

Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	301	7,564
Michael Kors Holdings, Ltd.†	119	5,888
Under Armour, Inc.†	2	65
VF Corp.	4,398	270,433

		283,950

Applications Software — 0.6%
Citrix Systems, Inc.†	113	9,050
Intuit, Inc.	129	14,398
Microsoft Corp.	20,679	1,058,144
Red Hat, Inc.†	117	8,494
Salesforce.com, Inc.†	299	23,744
ServiceNow, Inc.†	96	6,374

		1,120,204

Athletic Footwear — 0.2%
NIKE, Inc., Class B	6,913	381,598

Auction Houses/Art Dealers — 0.4%
KAR Auction Services, Inc.	168	7,012
Ritchie Bros. Auctioneers, Inc.	21,000	709,380

		716,392

Audio/Video Products — 0.1%
Harman International Industries, Inc.	2,434	174,810

Security Description	Shares	Value (Note 2)
Auto-Cars/Light Trucks — 0.4%
Nissan Motor Co., Ltd. ADR	43,000	$772,280
Tesla Motors, Inc.†	59	12,525

		784,805

Auto-Heavy Duty Trucks — 0.4%
New Flyer Industries, Inc.	4,414	137,448
PACCAR, Inc.	11,552	599,202

		736,650

Auto/Truck Parts & Equipment-Original — 0.8%
Autoliv, Inc.	8,310	892,909
Delphi Automotive PLC	167	10,454
Johnson Controls, Inc.	10,535	466,279
Mobileye NV†	1,405	64,827

		1,434,469

Banks-Commercial — 1.7%
Banco Bilbao Vizcaya Argentaria SA ADR	88,863	510,074
Bank of Nova Scotia	4,968	243,482
Bank of the Ozarks, Inc.	2,516	94,400
BOK Financial Corp.	1,292	81,008
Cullen/Frost Bankers, Inc.	12,334	786,046
East West Bancorp, Inc.	5,642	192,843
Grupo Financiero Santander Mexico SAB de CV ADR, Class B	10,929	99,345
ING Groep NV ADR	57,536	594,347
M&T Bank Corp.	1,451	171,552
PacWest Bancorp	4,678	186,091
SVB Financial Group†	1,110	105,628
Umpqua Holdings Corp.	5,120	79,206
Washington Trust Bancorp, Inc.	2,258	85,623

		3,229,645

Banks-Super Regional — 1.2%
PNC Financial Services Group, Inc.	8,176	665,444
US Bancorp	17,854	720,052
Wells Fargo & Co.	20,439	967,378

		2,352,874

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	8,298	427,264

Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	11,472	520,026
Dr Pepper Snapple Group, Inc.	2,010	194,226
Monster Beverage Corp.†	73	11,732
PepsiCo, Inc.	4,475	474,081

		1,200,065

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	1,278	127,493
Constellation Brands, Inc., Class A	74	12,240
Diageo PLC ADR	2,814	317,644

		457,377

Brewery — 0.6%
Ambev SA ADR	149,853	885,631
Anheuser-Busch InBev NV ADR	1,752	230,704

		1,116,335

Broadcast Services/Program — 0.0%
Discovery Communications, Inc., Class A†	280	7,064

19

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	151	$8,753

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	41	7,872
Vulcan Materials Co.	82	9,870

		17,742

Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	2,580	119,583

Building Products-Wood — 0.0%
Masco Corp.	228	7,054

Building-Heavy Construction — 0.0%
SBA Communications Corp., Class A†	57	6,153

Cable/Satellite TV — 0.3%
Charter Communications, Inc.†	87	19,891
Comcast Corp., Class A	9,530	621,261
DISH Network Corp., Class A†	137	7,179

		648,331

Casino Hotels — 0.0%
Las Vegas Sands Corp.	182	7,915

Cellular Telecom — 0.1%
MTN Group, Ltd. ADR	17,000	165,580

Chemicals-Diversified — 0.9%
Akzo Nobel NV ADR	27,100	570,184
E.I. du Pont de Nemours & Co.	4,617	299,182
FMC Corp.	3,037	140,643
Huntsman Corp.	8,360	112,442
Innospec, Inc.	2,569	118,148
LyondellBasell Industries NV, Class A	96	7,144
PPG Industries, Inc.	3,591	374,003

		1,621,746

Chemicals-Specialty — 0.5%
Albemarle Corp.	1,450	114,999
Cabot Corp.	4,667	213,095
Ecolab, Inc.	122	14,469
H.B. Fuller Co.	12,739	560,389
International Flavors & Fragrances, Inc.	1,053	132,752

		1,035,704

Coal — 0.0%
Alliance Resource Partners LP	5,393	84,994

Coatings/Paint — 0.2%
RPM International, Inc.	1,314	65,634
Sherwin-Williams Co.	37	10,866
Valspar Corp.	2,451	264,782

		341,282

Commercial Services — 0.0%
Nielsen Holdings PLC	163	8,471

Commercial Services-Finance — 0.1%
Automatic Data Processing, Inc.	195	17,915
Equifax, Inc.	70	8,988
FleetCor Technologies, Inc.†	53	7,586
Global Payments, Inc.	109	7,780
Moody’s Corp.	97	9,090
PayPal Holdings, Inc.†	5,042	184,083
S&P Global, Inc.	126	13,515
Total System Services, Inc.	111	5,895

Security Description	Shares	Value (Note 2)
Commercial Services-Finance (continued)
Vantiv, Inc., Class A†	107	$6,056
Western Union Co.	400	7,672

		268,580

Computer Aided Design — 0.0%
Autodesk, Inc.†	128	6,930

Computer Services — 0.2%
Accenture PLC, Class A	1,026	116,236
Cognizant Technology Solutions Corp., Class A†	289	16,542
International Business Machines Corp.	1,440	218,563

		351,341

Computer Software — 0.4%
Akamai Technologies, Inc.†	119	6,656
j2 Global, Inc.	4,593	290,140
Kudelski SA (BR)(11)	19,500	386,405

		683,201

Computers — 1.0%
Apple, Inc.	19,279	1,843,072

Computers-Memory Devices — 0.3%
EMC Corp.	20,462	555,953

Consulting Services — 0.0%
Gartner, Inc.†	69	6,721

Consumer Products-Misc. — 0.2%
Clorox Co.	53	7,335
Kimberly-Clark Corp.	953	131,018
Tumi Holdings, Inc.†	8,634	230,873

		369,226

Containers-Metal/Glass — 0.0%
Ball Corp.	102	7,374

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	1,358	90,891
Sealed Air Corp.	146	6,712

		97,603

Cosmetics & Toiletries — 0.6%
Estee Lauder Cos., Inc., Class A	108	9,830
Procter & Gamble Co.	4,422	374,411
Unilever NV	15,712	737,521

		1,121,762

Data Processing/Management — 0.8%
Broadridge Financial Solutions, Inc.	1,287	83,912
Fair Isaac Corp.	7,998	903,854
Fidelity National Information Services, Inc.	6,571	484,151
Fiserv, Inc.†	113	12,287
Paychex, Inc.	173	10,294

		1,494,498

Diagnostic Equipment — 0.5%
Abbott Laboratories	12,708	499,552
Thermo Fisher Scientific, Inc.	3,165	467,660

		967,212

Diagnostic Kits — 0.0%
IDEXX Laboratories, Inc.†	80	7,429

20

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc.†	4,128	$319,177

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	40	9,406
STERIS PLC	1,877	129,044

		138,450

Distribution/Wholesale — 0.1%
Fastenal Co.	178	7,902
HD Supply Holdings, Inc.†	235	8,183
LKQ Corp.†	274	8,686
Pool Corp.	1,378	129,573
WW Grainger, Inc.	41	9,317

		163,661

Diversified Banking Institutions — 1.0%
BNP Paribas SA ADR	31,048	701,064
Goldman Sachs Group, Inc.	1,627	241,740
HSBC Holdings PLC ADR	3,184	99,691
JPMorgan Chase & Co.	13,901	863,808

		1,906,303

Diversified Manufacturing Operations — 1.1%
3M Co.	1,094	191,581
Crane Co.	4,265	241,911
General Electric Co.	11,132	350,435
Illinois Tool Works, Inc.	150	15,624
Parker-Hannifin Corp.	3,365	363,588
Siemens AG ADR	6,239	640,059
Vesuvius PLC(1)	53,000	204,459

		2,007,657

Diversified Operations — 0.1%
China Merchants Holdings International Co., Ltd. ADR	3,621	95,051

E-Commerce/Products — 0.4%
Amazon.com, Inc.†	822	588,240
eBay, Inc.†	8,034	188,076

		776,316

E-Commerce/Services — 0.0%
Expedia, Inc.	68	7,228
Priceline Group, Inc.†	22	27,465

		34,693

E-Marketing/Info — 0.0%
comScore, Inc.†	608	14,519

Electric Products-Misc. — 0.2%
Emerson Electric Co.	3,801	198,260
Littelfuse, Inc.	820	96,916

		295,176

Electric-Integrated — 2.3%
ALLETE, Inc.	1,835	118,596
Alliant Energy Corp.	4,224	167,693
CLP Holdings, Ltd. ADR	50,000	514,000
Eversource Energy	16,432	984,277
Great Plains Energy, Inc.	2,743	83,387
NextEra Energy, Inc.	4,729	616,662
PNM Resources, Inc.	2,034	72,085
WEC Energy Group, Inc.	15,366	1,003,400
Xcel Energy, Inc.	17,734	794,128

		4,354,228

Security Description	Shares	Value (Note 2)
Electric-Transmission — 0.1%
ITC Holdings Corp.	2,744	$128,474

Electronic Components-Misc. — 0.3%
Garmin, Ltd.	14,995	636,088

Electronic Components-Semiconductors — 1.1%
Broadcom, Ltd.	1,320	205,128
Intel Corp.	5,540	181,712
Microchip Technology, Inc.	33,243	1,687,415
NVIDIA Corp.	243	11,423
Skyworks Solutions, Inc.	106	6,708
Texas Instruments, Inc.	419	26,250

		2,118,636

Electronic Connectors — 0.3%
Amphenol Corp., Class A	193	11,065
TE Connectivity, Ltd.	11,054	631,294

		642,359

Electronic Forms — 0.2%
Adobe Systems, Inc.†	4,240	406,150

Electronic Measurement Instruments — 0.1%
Trimble Navigation, Ltd.†	5,460	133,006

Electronic Parts Distribution — 0.4%
Arrow Electronics, Inc.†	11,715	725,158
Avnet, Inc.	3,225	130,645

		855,803

Enterprise Software/Service — 0.3%
CDK Global, Inc.	135	7,491
Omnicell, Inc.†	5,490	187,923
Oracle Corp.	7,978	326,539
Tyler Technologies, Inc.†	452	75,353
Workday, Inc., Class A†	77	5,750

		603,056

Entertainment Software — 0.0%
Activision Blizzard, Inc.	301	11,928
Electronic Arts, Inc.†	151	11,440

		23,368

Environmental Monitoring & Detection — 0.1%
MSA Safety, Inc.	2,094	109,998

Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	2,819	96,861

Finance-Consumer Loans — 0.2%
Synchrony Financial†	13,554	342,645

Finance-Credit Card — 0.4%
Alliance Data Systems Corp.†	35	6,857
Discover Financial Services	13,341	714,944
MasterCard, Inc., Class A	404	35,577
Visa, Inc., Class A	788	58,446

		815,824

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	8,827	223,411
TD Ameritrade Holding Corp.	273	7,774

		231,185

Finance-Mortgage Loan/Banker — 0.9%
FNF Group	45,913	1,721,737

21

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Other Services — 0.7%
BGC Partners, Inc., Class A	8,246	$71,823
Deutsche Boerse AG ADR	97,000	792,490
Hong Kong Exchanges and Clearing, Ltd. ADR	23,000	557,750
Intercontinental Exchange, Inc.	34	8,702

		1,430,765

Food-Confectionery — 0.0%
Hershey Co.	77	8,739

Food-Dairy Products — 0.0%
WhiteWave Foods Co.†	156	7,323

Food-Misc./Diversified — 1.7%
B&G Foods, Inc.	19,972	962,650
Campbell Soup Co.	110	7,318
ConAgra Foods, Inc.	190	9,084
Danone SA ADR	53,517	758,336
General Mills, Inc.	5,903	421,002
Ingredion, Inc.	596	77,128
Kellogg Co.	112	9,145
Kraft Heinz Co.	3,560	314,989
McCormick & Co., Inc.	2,697	287,689
Orkla ASA ADR	44,000	389,840

		3,237,181

Food-Retail — 0.5%
Dairy Farm International Holdings, Ltd. ADR	3,381	113,432
Kroger Co.	20,254	745,145

		858,577

Food-Wholesale/Distribution — 0.0%
Sysco Corp.	251	12,736

Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	2,308	132,756

Gambling (Non-Hotel) — 0.1%
OPAP SA ADR	59,395	202,537

Gas-Distribution — 0.5%
ONE Gas, Inc.	1	67
Sempra Energy	7,382	841,696
Vectren Corp.	1,847	97,281

		939,044

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	1,155	120,259

Home Decoration Products — 0.0%
Newell Brands, Inc.	249	12,094

Home Furnishings — 0.0%
Leggett & Platt, Inc.	178	9,098

Hotels/Motels — 0.0%
Hilton Worldwide Holdings, Inc.	344	7,750
Marriott International, Inc., Class A	98	6,513
Starwood Hotels & Resorts Worldwide, Inc.	75	5,546
Wyndham Worldwide Corp.	90	6,411

		26,220

Housewares — 0.2%
Tupperware Brands Corp.	8,295	466,843

Security Description	Shares	Value (Note 2)
Human Resources — 0.3%
Adecco SA ADR	22,000	$552,200
Robert Half International, Inc.	335	12,784
TrueBlue, Inc.†	1,959	37,064

		602,048

Industrial Automated/Robotic — 0.1%
Nordson Corp.	1,112	92,974
Rockwell Automation, Inc.	85	9,760

		102,734

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,651	234,508
Praxair, Inc.	114	12,812

		247,320

Instruments-Controls — 0.1%
Honeywell International, Inc.	2,231	259,510
Mettler-Toledo International, Inc.†	19	6,933

		266,443

Instruments-Scientific — 0.1%
Waters Corp.†	1,907	268,220

Insurance Brokers — 0.2%
Aon PLC	127	13,872
Arthur J. Gallagher & Co.	1,753	83,443
Marsh & McLennan Cos., Inc.	236	16,157
Willis Towers Watson PLC	1,968	244,642

		358,114

Insurance-Multi-line — 1.0%
Allstate Corp.	3,703	259,025
Chubb, Ltd.	10,310	1,347,620
MetLife, Inc.	5,371	213,927
XL Group PLC	5,302	176,609

		1,997,181

Insurance-Property/Casualty — 0.7%
AmTrust Financial Services, Inc.	25,792	631,904
Markel Corp.†	661	629,788

		1,261,692

Insurance-Reinsurance — 0.5%
Swiss Re AG ADR	40,342	885,507
Validus Holdings, Ltd.	3,221	156,508

		1,042,015

Internet Application Software — 0.0%
Splunk, Inc.†	116	6,285

Internet Content-Entertainment — 0.3%
Facebook, Inc., Class A†	5,285	603,970
Netflix, Inc.†	184	16,832
Twitter, Inc.†	363	6,138

		626,940

Internet Content-Information/News — 0.0%
LinkedIn Corp., Class A†	58	10,976

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	67	7,627

Investment Companies — 0.1%
Ares Capital Corp.	10,204	144,897
Oaktree Capital Group LLC	2,243	100,396

		245,293

22

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.†	58	$8,165
Ameriprise Financial, Inc.	2,392	214,921
BlackRock, Inc.	1,499	513,452
T. Rowe Price Group, Inc.	1,613	117,701
WisdomTree Investments, Inc.	5,337	52,249

		906,488

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	32	7,935

Machine Tools & Related Products — 0.3%
Lincoln Electric Holdings, Inc.	9,714	573,903

Machinery-Farming — 0.6%
AG Growth International, Inc.	11,000	342,100
Deere & Co.	11,077	897,680

		1,239,780

Machinery-General Industrial — 0.2%
Applied Industrial Technologies, Inc.	2,696	121,697
IDEX Corp.	1,186	97,371
Roper Technologies, Inc.	752	128,261
Wabtec Corp.	108	7,585

		354,914

Machinery-Pumps — 0.2%
Flowserve Corp.	7,139	322,469

Medical Information Systems — 0.0%
Cerner Corp.†	163	9,552

Medical Instruments — 0.6%
Bio-Techne Corp.	1,115	125,738
Boston Scientific Corp.†	661	15,448
Edwards Lifesciences Corp.†	4,507	449,483
Intuitive Surgical, Inc.†	19	12,567
Medtronic PLC	6,252	542,486
St. Jude Medical, Inc.	109	8,502

		1,154,224

Medical Products — 1.3%
Becton Dickinson and Co.	3,924	665,471
Henry Schein, Inc.†	60	10,608
Sonova Holding AG ADR	22,000	582,450
Stryker Corp.	150	17,975
Teleflex, Inc.	3,985	706,580
Varian Medical Systems, Inc.†	5,364	441,082
Zimmer Biomet Holdings, Inc.	66	7,945

		2,432,111

Medical-Biomedical/Gene — 0.7%
Alexion Pharmaceuticals, Inc.†	112	13,077
Amgen, Inc.	321	48,840
Biogen, Inc.†	1,104	266,969
BioMarin Pharmaceutical, Inc.†	106	8,247
Celgene Corp.†	346	34,126
CSL, Ltd. ADR	11,000	460,515
Gilead Sciences, Inc.	4,340	362,043
Illumina, Inc.†	78	10,950
Incyte Corp.†	98	7,838
Medivation, Inc.†	92	5,547
Regeneron Pharmaceuticals, Inc.†	39	13,620
Vertex Pharmaceuticals, Inc.†	131	11,269

		1,243,041

Security Description	Shares	Value (Note 2)
Medical-Drugs — 3.0%
AbbVie, Inc.	715	$44,266
Allergan PLC†	1,642	379,450
Bristol-Myers Squibb Co.	5,457	401,362
Eli Lilly & Co.	426	33,547
GlaxoSmithKline PLC ADR	13,958	604,940
Johnson & Johnson	7,502	909,993
Merck & Co., Inc.	6,160	354,878
Novartis AG ADR	9,005	743,002
Novo Nordisk A/S ADR	11,500	618,470
Pfizer, Inc.	18,644	656,455
Roche Holding AG ADR	29,926	986,062
Zoetis, Inc.	259	12,292

		5,744,717

Medical-Generic Drugs — 0.2%
Perrigo Co. PLC	1,241	112,522
Teva Pharmaceutical Industries, Ltd. ADR	5,296	266,018

		378,540

Medical-HMO — 0.0%
Anthem, Inc.	53	6,961
Centene Corp.†	93	6,637
Cigna Corp.	55	7,040
Humana, Inc.	74	13,311
UnitedHealth Group, Inc.	394	55,633

		89,582

Medical-Hospitals — 0.4%
HCA Holdings, Inc.†	117	9,010
Universal Health Services, Inc., Class B	5,019	673,048

		682,058

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	108	8,566
Cardinal Health, Inc.	162	12,638
McKesson Corp.	1,982	369,940

		391,144

Miscellaneous Manufacturing — 0.1%
AptarGroup, Inc.	3,097	245,066

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,861	84,303

Multimedia — 0.5%
Time Warner, Inc.	214	15,738
Twenty-First Century Fox, Inc., Class A	577	15,608
Viacom, Inc., Class A	187	8,680
Vivendi SA ADR	12,812	240,994
Walt Disney Co.	6,308	617,048

		898,068

Networking Products — 0.1%
Cisco Systems, Inc.	7,716	221,372
Palo Alto Networks, Inc.†	53	6,500

		227,872

Non-Ferrous Metals — 0.2%
Cameco Corp.	27,803	304,999

Non-Hazardous Waste Disposal — 0.5%
Waste Connections, Inc.	13,938	1,004,233
Waste Management, Inc.	166	11,001

		1,015,234

23

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Office Furnishings-Original — 0.3%
HNI Corp.	12,970	$602,975

Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	5,398	362,368

Oil Companies-Exploration & Production — 1.2%
Apache Corp.	183	10,188
Cabot Oil & Gas Corp.	262	6,744
Cimarex Energy Co.	11,137	1,328,867
Energen Corp.	4,049	195,202
Noble Energy, Inc.	5,060	181,502
Occidental Petroleum Corp.	6,568	496,278
Southwestern Energy Co.†	313	3,937
Vermilion Energy, Inc.	2,547	81,105

		2,303,823

Oil Companies-Integrated — 1.4%
Chevron Corp.	6,624	694,394
Exxon Mobil Corp.	10,814	1,013,704
Royal Dutch Shell PLC, Class B ADR	15,660	876,960

		2,585,058

Oil Refining & Marketing — 0.9%
HollyFrontier Corp.	36,059	857,122
Marathon Petroleum Corp.	11,554	438,590
Rubis SCA ADR	32,000	492,800

		1,788,512

Oil-Field Services — 0.3%
Core Laboratories NV	1,400	173,446
Schlumberger, Ltd.	4,724	373,574
Targa Resources Corp.	2,796	117,823

		664,843

Pharmacy Services — 0.0%
Express Scripts Holding Co.†	258	19,556

Pipelines — 0.5%
EnLink Midstream Partners LP	8,751	145,529
Enterprise Products Partners LP	20,044	586,487
Kinder Morgan, Inc.	674	12,617
Magellan Midstream Partners LP	2,861	217,436
ONEOK, Inc.	141	6,691

		968,760

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	628	66,235

Private Equity — 0.1%
KKR & Co. LP	22,873	282,253

Radio — 0.1%
Sirius XM Holdings, Inc.†	41,398	163,522

Real Estate Investment Trusts — 3.1%
Agree Realty Corp.	1,513	72,987
Alexandria Real Estate Equities, Inc.	7,516	778,056
American Capital Agency Corp.	12,383	245,431
American Tower Corp.	197	22,381
Annaly Capital Management, Inc.	24,776	274,270
Colony Capital, Inc.	11,149	171,137
Crown Castle International Corp.	157	15,925
CYS Investments, Inc.	1,577	13,200
Digital Realty Trust, Inc.	9,190	1,001,618
EastGroup Properties, Inc.	1,364	94,007

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
EPR Properties	2,534	$204,443
Equinix, Inc.	42	16,285
Essex Property Trust, Inc.	891	203,228
Extra Space Storage, Inc.	110	10,179
Gaming and Leisure Properties, Inc.	278	9,585
Gramercy Property Trust	17,246	159,008
LaSalle Hotel Properties	3,657	86,232
Medical Properties Trust, Inc.	12,090	183,889
Omega Healthcare Investors, Inc.	21,259	721,743
Pebblebrook Hotel Trust	4,395	115,369
Public Storage	70	17,891
Realty Income Corp.	5,072	351,794
Simon Property Group, Inc.	124	26,896
Tanger Factory Outlet Centers, Inc.	16,027	643,965
Ventas, Inc.	3,366	245,112
Weyerhaeuser Co.	7,698	229,170

		5,913,801

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	335	8,871

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	25,208	551,803

Respiratory Products — 0.0%
ResMed, Inc.	112	7,082

Retail-Apparel/Shoe — 0.3%
Foot Locker, Inc.	119	6,528
lululemon athletica, Inc.†	8,034	593,391
Ross Stores, Inc.	233	13,209

		613,128

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	44	7,112
AutoZone, Inc.†	13	10,320
Genuine Parts Co.	2,027	205,234
O’Reilly Automotive, Inc.†	44	11,928

		234,594

Retail-Automobile — 0.1%
CarMax, Inc.†	146	7,158
Copart, Inc.†	2,010	98,510

		105,668

Retail-Building Products — 0.3%
Home Depot, Inc.	3,513	448,575
Lowe’s Cos., Inc.	383	30,322

		478,897

Retail-Discount — 0.5%
Costco Wholesale Corp.	2,746	431,232
Dollar General Corp.	5,105	479,870
Dollar Tree, Inc.†	117	11,026

		922,128

Retail-Drug Store — 0.3%
CVS Health Corp.	5,434	520,251
Walgreens Boots Alliance, Inc.	101	8,410

		528,661

Retail-Gardening Products — 0.0%
Tractor Supply Co.	82	7,477

24

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Jewelry — 0.0%
Tiffany & Co.	579	$35,111

Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	4,706	179,063
TJX Cos., Inc.	294	22,706

		201,769

Retail-Perfume & Cosmetics — 0.0%
Ulta Salon Cosmetics & Fragrance, Inc.†	30	7,309

Retail-Restaurants — 0.6%
Chipotle Mexican Grill, Inc.†	1,065	428,939
McDonald’s Corp.	366	44,044
Starbucks Corp.	11,546	659,508
Yum! Brands, Inc.	200	16,584

		1,149,075

Rubber-Tires — 0.3%
Bridgestone Corp. ADR	40,000	638,800

Satellite Telecom — 0.2%
Inmarsat PLC ADR	30,767	328,284

Savings & Loans/Thrifts — 0.3%
Washington Federal, Inc.	24,703	599,295

Security Services — 0.3%
Secom Co., Ltd. ADR	31,404	577,206

Semiconductor Components-Integrated Circuits — 0.7%
Maxim Integrated Products, Inc.	9,035	322,459
QUALCOMM, Inc.	815	43,660
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	34,953	916,817

		1,282,936

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	18,784	450,253
KLA-Tencor Corp.	117	8,570
Lam Research Corp.	3,934	330,692

		789,515

Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	67	6,894

Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	2,056	158,106

SupraNational Banks — 0.4%
Banco Latinoamericano de Comercio Exterior SA, Class E	31,480	834,220

Telecom Services — 0.2%
BCE, Inc.	7,375	348,911
Consolidated Communications Holdings, Inc.	1,946	53,009

		401,920

Telephone-Integrated — 0.9%
Telstra Corp., Ltd. ADR	19,181	398,965
Verizon Communications, Inc.	22,042	1,230,825

		1,629,790

Television — 0.1%
CBS Corp., Class B	242	13,175
Sinclair Broadcast Group, Inc., Class A	5,904	176,293

		189,468

Security Description	Shares/ Principal Amount	Value (Note 2)
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	42	$7,970

Tobacco — 0.3%
Altria Group, Inc.	792	54,616
Imperial Brands PLC ADR	3,800	414,998
Philip Morris International, Inc.	60	6,103
Reynolds American, Inc.	252	13,591

		489,308

Tools-Hand Held — 0.1%
Snap-on, Inc.	1,644	259,456

Toys — 0.9%
Hasbro, Inc.	19,634	1,649,060
Mattel, Inc.	222	6,946

		1,656,006

Transactional Software — 0.2%
Black Knight Financial Services, Inc., Class A†	11,397	428,527

Transport-Marine — 0.3%
Kirby Corp.†	8,687	541,982

Transport-Rail — 0.3%
Norfolk Southern Corp.	144	12,259
Union Pacific Corp.	5,344	466,264

		478,523

Transport-Services — 0.5%
Expeditors International of Washington, Inc.	14,757	723,683
FedEx Corp.	132	20,035
United Parcel Service, Inc., Class B	1,823	196,374

		940,092

Venture Capital — 0.0%
Hercules Technology Growth Capital, Inc.	6,276	77,948

Veterinary Diagnostics — 0.1%
VCA, Inc.†	2,983	201,681

Web Portals/ISP — 0.5%
Alphabet, Inc., Class A†	931	654,987
Alphabet, Inc., Class C†	461	319,058

		974,045

X-Ray Equipment — 0.0%
Hologic, Inc.†	215	7,439

Total Common Stocks (cost $99,623,612)		115,604,991

EXCHANGE-TRADED FUNDS — 4.0%
iShares MCSI Emerging Markets Dividend ETF	119,600	4,109,456
Vanguard Global ex-U.S. Real Estate ETF	65,700	3,551,742

Total Exchange-Traded Funds (cost $8,199,388)		7,661,198

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.0%
Banks-Super Regional — 0.3%
PNC Financial Services Group, Inc. FRS 6.75% due 08/01/2021(2)	$250,000	279,037

25

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(2)	$250,000	$261,563

		540,600

Diversified Banking Institutions — 0.5%
Bank of America Corp. FRS Series M 8.13% due 05/15/2018(2)	500,000	501,250
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(2)	500,000	510,000

		1,011,250

Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	250,000	267,500

Total Preferred Securities/Capital Securities (cost $1,758,859)		1,819,350

ASSET BACKED SECURITIES — 3.9%
Diversified Financial Services — 3.9%
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A2 6.34% due 02/25/2038*	200,000	191,968
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A4 6.93% due 02/25/2038*	130,852	128,855
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 6.10% due 09/11/2042(4)	300,000	312,759
Cabela’s Credit Card Master Note Trust FRS Series 2014-2, Class A 0.89% due 07/15/2022	250,000	247,627
Capital Auto Receivables Asset Trust Series 2014-2, Class C 2.41% due 05/20/2019	80,000	80,706
Citigroup Mtg. Loan Trust, Inc. VRS Series 2009-11, Class 6A1 1.80% due 10/25/2035*(5)	654	653
Citigroup Mtg. Loan Trust, Inc. FRS Series 2010-10, Class 2A2 2.70% due 02/25/2036*(5)	400,000	367,039
Citigroup Mtg. Loan Trust, Inc. FRS Series 2009-6, Class 12A1 3.05% due 07/25/2036*(5)	17,405	17,357
Citigroup Mtg. Loan Trust, Inc. VRS Series 2015-PS1, Class B1 5.25% due 09/25/2042*(5)	292,940	321,297
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/2019(5)	1,190	1,195
CPS Auto Receivables Trust Series 2013-B, Class A 1.82% due 09/15/2020*	58,778	58,547

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 1.41% due 05/25/2034(5)	$16,061	$14,931
DBUBS Mtg. Trust Series 2011-LC2A, Class A4 4.54% due 07/10/2044*(4)	300,000	333,615
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*	250,000	251,314
Goldman Sachs Mtg. Securities Trust Series 2013-GC14, Class AS 4.51% due 08/10/2046*(4)	130,000	145,820
Goldman Sachs Mtg. Securities Trust VRS Series 2011-GC5, Class AS 5.21% due 08/10/2044*(4)	300,000	339,540
Goldman Sachs Mtg. Securities Trust VRS Series 2011-GC5, Class D 5.55% due 08/10/2044*(4)	300,000	297,363
GSMSC FRS Pass Through Trust Series 2009-4R, Class 2A1 0.90% due 12/26/2036*(5)	47,838	46,779
JPMorgan Chase Commercial Mtg. Securities Corp. VRS Series 2013-C16, Class B 5.08% due 12/15/2046(4)	200,000	225,860
KeyCorp Student Loan Trust FRS Series 2006-A, Class 2A4 0.95% due 09/27/2035	205,657	202,310
New Century Home Equity Loan Trust FRS Series 2005-3, Class M1 0.93% due 07/25/2035	27,168	27,131
New Residential Mtg. Loan Trust VRS Series 2014-3A, Class B1 4.75% due 11/25/2054*(5)	211,059	230,972
New Residential Mtg. Loan Trust VRS Series 2015-2A, Class B3 5.61% due 08/25/2055*(5)	96,484	104,027
OneMain Financial Issuance Trust Series 2014-1A, Class A 2.43% due 06/18/2024*	169,799	169,987
PFS Financing Corp. FRS Series 2015-AA, Class A 1.06% due 04/15/2020*	250,000	247,581
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(5)	29,199	29,331
Residential Asset Securities Corp. VRS Series 2003-KS10, Class AI4 4.47% due 03/25/2032	3,392	3,388
Santander Drive Auto Receivables Trust Series 2013-5, Class B 1.55% due 10/15/2018	53,683	53,694
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(5)	168,372	163,182
SLM Private Credit Student Loan Trust FRS Series 2002-A, Class A2 1.18% due 12/16/2030	153,139	146,693

26

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
SLM Private Education Loan Trust FRS Series 2013-A, Class A1 1.04% due 08/15/2022*	$27,563	$27,541
Soundview Home Loan Trust FRS Series 2005-CTX1, Class M1 0.87% due 11/25/2035	19,550	19,426
Springleaf Mtg. Loan Trust VRS Series 2013-3A, Class M1 3.79% due 09/25/2057*(5)	200,000	200,901
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class AS 3.35% due 03/10/2046*(4)	200,000	210,968
Volkswagen Credit Auto Master Trust FRS Series 2014-1A, Class A1 0.80% due 07/22/2019*	342,000	337,805
Wells Fargo Commercial Mtg. Trust VRS Series 2015-C31 VRS 4.77% due 11/15/2048(4)	300,000	302,367
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 1.29% due 10/25/2034	15,785	15,523
Westlake Automobile Receivables Trust Series 2015-2A, Class A2A 1.28% due 07/16/2018*	139,723	139,713
Westlake Automobile Receivables Trust Series 2016-1A, Class A2A 1.82% due 01/15/2019*	185,000	185,449
WFRBS Commercial Mtg. Trust VRS Series 2014-C22 4.06% due 09/15/2057*(4)	160,000	118,412
WFRBS Commercial Mtg. Trust VRS Series 2013-C14, Class D 4.13% due 06/15/2046*(4)	300,000	264,214
WFRBS Commercial Mtg. Trust VRS Series 2014-LC14, Class C 4.34% due 03/15/2047(4)	300,000	307,731
WFRBS Commercial Mtg. Trust VRS Series 2014-C20, Class C 4.51% due 05/15/2047(4)	300,000	302,337
WFRBS Commercial Mtg. Trust VRS Series 2014-C23, Class B 4.52% due 10/15/2057(4)	300,000	327,743

Total Asset Backed Securities (cost $7,370,361)		7,521,651

U.S. CORPORATE BONDS & NOTES — 16.6%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	266,146

Airlines — 0.3%
Delta Air Lines 2009-1 Class A Pass Through Trust Pass Thru Certs. Series 2009-1, Class A 7.75% due 06/17/2021	170,663	192,440

Security Description	Principal Amount	Value (Note 2)
Airlines (continued)
US Airways Pass Through Trust Pass Through Certs. Series 2012-2, Class B 6.75% due 12/03/2022	$423,817	$453,484

		645,924

Alternative Waste Technology — 0.3%
Advanced Disposal Services, Inc. Company Guar. Notes 8.25% due 10/01/2020	500,000	505,000

Apparel Manufacturers — 0.1%
Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	250,000	252,421

Auto-Cars/Light Trucks — 0.4%
American Honda Finance Corp. Senior Notes 3.88% due 09/21/2020*	250,000	273,607
General Motors Co. Senior Notes 4.88% due 10/02/2023	250,000	266,135
Toyota Motor Credit Corp. Senior Notes 2.10% due 01/17/2019	250,000	255,768

		795,510

Banks-Commercial — 0.1%
KeyBank NA Senior Notes 1.70% due 06/01/2018	250,000	251,190

Banks-Super Regional — 0.7%
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	250,000	264,053
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	250,000	258,845
US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	265,900
US Bancorp Sub. Notes 3.60% due 09/11/2024	250,000	269,293
Wells Fargo Bank NA Sub. Notes 6.00% due 11/15/2017	250,000	266,007

		1,324,098

Beverages-Non-alcoholic — 0.3%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	450,000	469,688

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	500,000	561,864

Cable/Satellite TV — 0.2%
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	250,000	291,304

27

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	$250,000	$266,250

Casino Services — 0.1%
Peninsula Gaming LLC Company Guar. Notes 8.38% due 02/15/2018*	250,000	251,250

Cellular Telecom — 0.4%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	250,000	204,375
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	500,000	522,500

		726,875

Chemicals-Diversified — 0.3%
Axiall Corp. Company Guar. Notes 4.88% due 05/15/2023	250,000	256,875
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021	250,000	255,937

		512,812

Computer Services — 0.1%
International Business Machines Corp. Senior Notes 1.95% due 02/12/2019	250,000	256,147

Computers — 0.1%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	250,000	254,588

Containers-Paper/Plastic — 0.4%
Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	500,000	520,000
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	265,000

		785,000

Diversified Banking Institutions — 1.0%
Bank of America Corp. FRS Senior Notes 2.05% due 04/19/2021	250,000	253,314
Citigroup, Inc. FRS Senior Notes 1.95% due 10/26/2020	200,000	200,710
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	500,000	564,241
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	250,000	265,464
Morgan Stanley FRS Senior Notes 2.03% due 04/21/2021	250,000	251,064

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 6.25% due 08/09/2026	$250,000	$314,352

		1,849,145

Diversified Financial Services — 0.1%
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	144,000	167,067

Electric-Generation — 0.1%
Indiantown Cogeneration LP 1st Mtg. Notes 9.77% due 12/15/2020	129,915	142,968

Electric-Integrated — 1.0%
NiSource Finance Corp. Company Guar. Notes 6.25% due 12/15/2040	250,000	325,172
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	604,370
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	735,000
Public Service Co. of New Mexico Senior Notes 7.95% due 05/15/2018	250,000	278,403

		1,942,945

Electric-Transmission — 0.3%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	500,000	636,719

Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	260,815

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.40% due 07/08/2024	250,000	268,859

Finance-Commercial — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	250,000	231,563

Finance-Investment Banker/Broker — 0.1%
Jefferies Group LLC Senior Notes 5.13% due 04/13/2018	250,000	261,488

Food-Flour & Grain — 0.3%
Post Holdings, Inc. Company Guar. Notes 7.38% due 02/15/2022	500,000	525,625

Food-Misc./Diversified — 0.2%
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025*	250,000	271,820

28

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gambling (Non-Hotel) — 0.3%
Greektown Holdings LLC/Greektown Mothership Corp Senior Sec. Notes 8.88% due 03/15/2019*	$500,000	$518,750

Hotels/Motels — 0.3%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	500,000	535,950

Independent Power Producers — 0.2%
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	500,000	355,000

Insurance-Property/Casualty — 0.1%
Fidelity National Financial, Inc. Senior Notes 6.60% due 05/15/2017	250,000	260,454

Insurance-Reinsurance — 0.3%
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 0.93% due 01/12/2018	500,000	500,169

Internet Security — 0.1%
VeriSign, Inc. Senior Note 5.25% due 04/01/2025	250,000	256,250

Medical Instruments — 0.4%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	250,000	259,278
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	500,000	565,570

		824,848

Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. FRS Company Guar. Notes 0.97% due 09/30/2019*	250,000	250,073

Medical-Biomedical/Gene — 0.6%
Amgen, Inc. Senior Notes 2.20% due 05/22/2019	250,000	256,422
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	250,000	272,590
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	266,520
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	250,000	282,275

		1,077,807

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	254,905

Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals — 0.6%
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	$500,000	$532,500
Surgery Center Holdings, Inc. Company Guar. Notes 8.88% due 04/15/2021*	500,000	513,750

		1,046,250

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/2021	250,000	288,937

Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	516,250

Oil & Gas Drilling — 0.4%
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	500,000	445,334
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	250,000	218,750

		664,084

Oil Companies-Exploration & Production — 0.4%
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019†(14)(15)	500,000	88,125
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	750,000	187,500
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	250,000	225,625
Whiting Petroleum Corp. Company Guar. Notes 6.50% due 10/01/2018	250,000	240,000

		741,250

Oil Refining & Marketing — 0.4%
Phillips 66 Company Guar. Notes 2.95% due 05/01/2017	250,000	253,660
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	273,048
Tesoro Corp. Company Guar. Notes 5.38% due 10/01/2022	250,000	255,000

		781,708

Oil-Field Services — 0.2%
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	500,000	447,500

Physical Therapy/Rehabilitation Centers — 0.4%
HealthSouth Corp. Company Guar. Notes 5.75% due 11/01/2024	750,000	753,000

29

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines — 0.7%
Columbia Pipeline Group, Inc. Company Guar. Notes 3.30% due 06/01/2020	$250,000	$258,479
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	250,000	288,519
El Paso Natural Gas Co. LLC Company Guar. Notes 7.50% due 11/15/2026	500,000	542,884
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	247,665

		1,337,547

Real Estate Investment Trusts — 1.1%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.75% due 01/15/2020	200,000	201,753
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	250,000	270,450
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	277,715
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/2021	250,000	280,540
Hospitality Properties Trust Senior Notes 4.65% due 03/15/2024	250,000	254,567
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	268,672
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	250,000	277,157
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	258,368

		2,089,222

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	250,000	276,883

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Escrow Notes 5.50% due 01/15/2013 †(3)(12)	125,000	0

Special Purpose Entities — 0.3%
MassMutual Global Funding II Senior Sec. Notes 2.35% due 04/09/2019*	250,000	256,555
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017	250,000	255,616

		512,171

Security Description	Principal Amount	Value (Note 2)
Steel-Specialty — 0.4%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	$250,000	$207,500
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	750,000	626,250

		833,750

Storage/Warehousing — 0.3%
Mobile Mini, Inc. Company Guar. Notes 5.88% due 07/01/2024*	500,000	513,750

Telecom Services — 0.3%
Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	540,950

Telephone-Integrated — 0.2%
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	250,000	238,750
Verizon Communications, Inc. Senior Notes 5.50% due 02/15/2018	200,000	214,044

		452,794

Total U.S. Corporate Bonds & Notes (cost $31,702,008)		31,605,333

FOREIGN CORPORATE BONDS & NOTES — 1.8%
Banks-Commercial — 0.1%
ING Bank NV Senior Notes 3.75% due 03/07/2017*	250,000	254,318

Diversified Financial Services — 0.2%
GE Capital International Funding Co. Company Guar. Notes 2.34% due 11/15/2020*	413,000	425,456

Diversified Manufacturing Operations — 0.2%
Ingersoll Rand Global Holding Co. Company Guar. Notes 6.88% due 08/15/2018	250,000	277,606

Diversified Minerals — 0.1%
Glencore Finance Canada, Ltd. Company Guar. Notes 2.70% due 10/25/2017*	250,000	249,063

Electric-Integrated — 0.2%
TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	227,789
TransAlta Corp. Senior Notes 6.90% due 05/15/2018	200,000	205,589

		433,378

30

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	$250,000	$256,930

Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/2019	750,000	814,654

Oil-Field Services — 0.4%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	750,000	643,125

Pipelines — 0.0%
Express Pipeline LLC Sec. Notes 7.39% due 12/31/2019*	49,600	51,580

Total Foreign Corporate Bonds & Notes (cost $3,374,195)		3,406,110

U.S. GOVERNMENT AGENCIES — 8.8%
Federal Home Loan Mtg. Corp. — 2.9%
1.38% due 05/01/2020	750,000	761,307
2.00% due 03/01/2028	233,018	238,291
3.00% due 01/01/2027	189,089	199,637
3.00% due 04/01/2035	72,963	77,057
3.00% due 09/01/2035	94,139	98,994
3.00% due 10/01/2042	145,385	153,192
3.00% due 01/01/2043	230,688	242,389
3.50% due 02/01/2042	222,325	234,870
3.50% due 07/01/2042	144,181	153,250
3.50% due 09/01/2042	97,512	103,340
3.50% due 10/01/2042	146,427	156,404
3.50% due 08/01/2043	243,046	260,308
3.50% due 02/01/2044	220,246	234,659
4.00% due 12/01/2040	279,678	302,121
4.50% due 07/01/2039	124,239	136,332
4.50% due 11/01/2043	151,379	170,276
5.00% due 04/01/2035	72,972	81,227
5.50% due 11/01/2017	7,130	7,311
5.50% due 01/01/2018	7,369	7,474
5.50% due 05/01/2031	35,894	40,193
6.00% due 04/01/2017	2,606	2,642
6.00% due 05/01/2017	4,550	4,619
6.00% due 05/01/2031	15,882	18,334
6.00% due 09/01/2032	7,972	9,053
7.00% due 01/01/2032	2,435	2,482
7.50% due 12/01/2030	23,115	25,043
7.50% due 01/01/2031	27,546	31,081
7.50% due 02/01/2031	2,220	2,565
Federal Home Loan Mtg. Corp. REMIC
Series 4503, Class SA VRS
1.89% due 02/15/2042 VRS(5)(10)	873,447	64,343
Series 4350, Class AS
1.96% due 12/15/2037 VRS(5)(10)	1,381,794	111,779
Series 4127, Class EJ
2.50% due 11/15/2032(5)	146,886	149,159
Series 4033, Class ED
2.50% due 10/15/2036(5)	241,013	247,796
Series 4097, Class HI
3.00% due 08/15/2027(5)(10)	1,103,635	119,517
Series 4579, Class BA
3.00% due 01/15/2043(5)	193,922	201,636

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 4550, Class DA
3.00% due 03/15/2044(5)	$98,229	$103,674
Series 4121, Class HI
3.50% due 10/15/2027(5)(10)	849,306	95,772
Series 4343, Class DI
3.50% due 08/15/2040(5)(10)	476,031	48,112
Series 4121, Class UI
3.50% due 10/15/2042(5)(10)	574,408	95,735
Series 4050, Class EI
4.00% due 02/15/2039(5)(10)	577,543	55,434
Series 3924, Class LB
4.00% due 05/15/2039(5)	200,000	214,749
Series 4135, Class DI
4.00% due 11/15/2042(5)(10)	384,534	56,684
Federal Home Loan Mtg. Corp. STRIPS VRS Series 328, Class S4 1.96% due 02/15/2038(5)(10)(13)	2,743,400	188,737

		5,507,578

Federal National Mtg. Assoc. — 4.5%
2.00% due 10/01/2027	62,866	64,221
2.00% due 01/01/2031	96,221	97,687
2.50% due 06/01/2027	347,351	360,460
2.50% due 07/01/2028	220,508	227,382
2.50% due 08/01/2028	206,110	215,775
3.00% due 04/01/2027	57,026	60,169
3.00% due 05/01/2029	75,094	79,354
3.00% due 10/01/2042	145,681	153,124
3.00% due 11/01/2042	237,203	249,259
3.00% due 12/01/2042	148,427	155,738
3.00% due 02/01/2043	129,325	136,230
3.00% due 04/01/2043	196,571	204,371
3.00% due 06/01/2043	236,285	248,228
3.50% due 03/01/2042	188,069	199,175
3.50% due 07/01/2042	111,188	118,245
3.50% due 09/01/2042	158,198	169,194
3.50% due 11/01/2042	216,046	231,565
3.50% due 02/01/2043	73,779	79,170
3.50% due 05/01/2043	163,671	175,921
3.50% due 11/01/2044	176,804	190,160
3.50% due 03/01/2045	181,122	193,692
3.50% due 06/01/2045	90,721	97,589
3.50% due 09/01/2045	94,851	101,488
4.00% due 09/01/2040	207,165	225,969
4.00% due 12/01/2040	167,562	183,751
4.00% due 01/01/2041	213,379	228,988
4.00% due 08/01/2043	382,194	419,744
4.00% due 10/01/2043	78,384	85,786
4.00% due 04/01/2044	81,327	89,316
4.00% due 08/01/2044	167,465	183,899
4.00% due 10/01/2044	238,130	258,528
4.00% due 09/01/2045	96,072	105,789
4.50% due 10/01/2039	209,586	234,113
4.50% due 09/01/2043	469,473	526,451
4.50% due 07/01/2044	76,959	84,989
5.00% due 05/01/2033	66,657	75,664
5.00% due 02/01/2040	185,831	210,878
5.00% due 07/01/2041	228,229	260,071
6.00% due 08/01/2018	876	1,000
6.00% due 05/01/2031	7,684	8,856
6.00% due 08/01/2031	68,723	79,168
6.00% due 04/01/2032	20,968	24,217

31

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.50% due 06/01/2019	$4,095	$4,713
6.50% due 09/01/2024	16,363	18,831
6.50% due 09/01/2025	2,901	3,338
6.50% due 11/01/2025	5,931	6,825
6.50% due 05/01/2026	11,293	12,995
6.50% due 11/01/2027	331	381
6.50% due 01/01/2032	3,371	3,880
7.00% due 05/01/2029	5,404	6,288
7.00% due 09/01/2029	5,551	5,685
7.00% due 01/01/2031	2,753	2,976
7.50% due 01/01/2031	10,450	11,671
7.50% due 02/01/2031	1,462	1,516
Federal National Mtg. Assoc. REMIC
Series 2016-11, Class AS
1.68% due 03/25/2046 VRS(5)(10)	925,461	61,687
Series 2016-30, Class AS
1.74% due 05/25/2046(5)(10)	1,114,376	67,960
Series 2015-38, Class AS
1.82% due 06/25/2045 VRS(5)(10)	858,918	61,457
Series 2015-22, Class AS
1.82% due 04/25/2045 VRS(5)(10)	764,103	52,943
Series 2015-50, Class SB VRS
1.86% due 07/25/2045 VRS(5)(10)	796,867	56,426
Series 2015-91, Class AS
1.87% due 12/25/2045(5)(10)	1,769,960	114,942
Series 2014-47, Class AI
1.92% due 08/25/2044 VRS(5)(10)	709,541	48,413
Series 2012-122, Class AD
2.00% due 02/25/2040(5)	66,155	67,007
Series 2013-2, Class BI
2.50% due 02/25/2028(5)(10)	603,063	51,660
Series 2012-16, Class GC
2.50% due 11/25/2041(5)	104,663	108,317
Series 2015-28, Class PA
2.50% due 06/25/2044(5)	83,714	86,086
Series 2012-149, Class IC
3.50% due 01/25/2028(5)(10)	487,122	54,910
Series 2012-125, Class IG
3.50% due 11/25/2042(5)(10)	507,773	84,021
Series 2015-20, Class EH
3.50% due 11/25/2042(5)	200,000	219,067
Series 2015-18, Class IA
4.50% due 04/25/2045(5)(10)	531,155	118,292
Series 2002-16, Class TM
7.00% due 04/25/2032(5)	101,680	117,724

		8,545,385

Government National Mtg. Assoc. — 1.4%
Series 2014-92, Class IO
0.66% due 05/16/2054 VRS(4)(10)	1,817,897	86,965
Series 2014-135, Class IO
0.89% due 01/16/2056 VRS(4)(10)	806,855	49,884
3.00% due 02/15/2043	229,478	241,334
3.50% due 09/15/2042	194,889	207,926
3.50% due 09/20/2045	165,806	178,033
4.00% due 10/20/2044	212,728	229,050
4.50% due 05/15/2039	63,477	70,109
5.50% due 07/20/2033	116,669	131,565
6.00% due 05/20/2032	29,235	34,536
6.00% due 07/20/2033	76,340	89,922
6.50% due 12/15/2023	17,776	20,280

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
6.50% due 03/20/2027	$1,052	$1,199
6.50% due 04/20/2027	7,362	8,397
7.00% due 12/15/2022	2,261	2,286
7.00% due 05/15/2023	495	497
7.00% due 06/15/2023	981	984
7.00% due 12/15/2023	3,096	3,501
7.00% due 04/15/2028	10,566	10,970
7.50% due 08/15/2030	13,399	13,761
7.50% due 09/15/2030	4,327	4,543
7.50% due 11/15/2030	18,030	19,335
7.50% due 01/15/2031	11,395	13,132
Government National Mtg. Assoc. REMIC
Series 2012-44, Class IO
0.69% due 03/16/2049 VRS(4)(10)	974,270	35,910
Series 2013-57, Class IO
0.77% due 06/16/2054 VRS(4)(10)	2,782,896	120,249
Series 2013-74, Class IO
0.77% due 12/16/2053 VRS(4)(10)	1,883,494	104,519
Series 2013-101, Class IO
0.78% due 10/16/2054 VRS(4)(10)	2,498,334	103,167
Series 2012-139, Class IO
0.82% due 02/16/2053 VRS(4)(10)	2,202,642	138,796
Series 2013-80, Class IO
0.88% due 03/16/2052 VRS(4)(10)	2,562,119	171,964
Series 2013-13, Class IO
0.91% due 07/16/2047 VRS(4)(10)	1,268,175	79,418
Series 2013-68, Class IO
0.96% due 02/16/2046 VRS(4)(10)	1,300,989	76,319
Series 2013-30, Class IO
0.96% due 09/16/2053 VRS(4)(10)	1,805,959	106,703
Series 69, Class WI
1.17% due 09/20/2037 VRS(5)(10)	1,424,877	54,195
Series 2015-63, Class ZB
3.25% due 05/20/2045(5)	83,258	93,935
Series 2012-3, Class LA
3.50% due 03/20/2038(5)	169,425	176,964
Series 60, Class PI
4.00% due 04/20/2045(5)(10)	418,722	75,909
Series 2002-70, Class PA
4.50% due 08/20/2032(5)	3,526	3,573

		2,759,830

Total U.S. Government Agencies (cost $16,713,454)		16,812,793

U.S. GOVERNMENT TREASURIES — 0.5%
United States Treasury Bonds — 0.1%
3.00% due 11/15/2044	250,000	287,442

United States Treasury Notes — 0.4%
1.00% due 02/15/2018	380,000	382,494
2.25% due 11/30/2017	200,000	204,703
3.13% due 05/15/2021	100,000	110,019

		697,216

Total U.S. Government Treasuries (cost $970,893)		984,658

LOANS(6)(7)(8) — 0.2%
Oil & Gas Drilling — 0.2%
Drillships Financing Holding, Inc. FRS Tranche B-1 6.00% due 03/31/2021	246,203	93,967

32

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
LOANS(6)(7)(8) (continued)
Oil & Gas Drilling (continued)
Drillships Ocean Ventures, Inc. FRS BTL-B 5.50% due 07/25/2021	$491,250	$291,475

Total Loans (cost $694,698)		385,442

Total Long-Term Investment Securities (cost $170,407,468)		185,801,526

REPURCHASE AGREEMENTS — 2.6%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 06/30/2016, to be repurchased 07/01/2016 in the amount of $5,040,001 collateralized by $5,025,000 of United States Treasury Notes, bearing interest at 1.50% due 11/30/2019 and having an approximate value of $5,145,811 (cost $5,040,000)	5,040,000	5,040,000

TOTAL INVESTMENTS (cost $175,447,468)(9)	99.9%	190,841,526
Other assets less liabilities	0.1	178,081

NET ASSETS	100.0%	$191,019,607

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2016, the aggregate value of these securities was $10,058,488 representing 5.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at June 30, 2016. The aggregate value of these securities was $204,459 representing 0.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Illiquid security. At June 30, 2016, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(8)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

(9)	See Note 6 for cost of investments on a tax basis.
(10)	Interest Only
(11)	Fair valued security. Securities are classified as Level 2 based on the securities valuation input (see Note 2).
(12)	Fair valued security. Securities are classified as Level 3 based on the securities valuation input (see Note 2).
(13)	Inverse Floater
(14)	Security in default of interest
(15)	Company has filed for bankruptcy protection.

ADR — American Depositary Receipt

BR — Bearer Shares

BTL — Bank Term Loan

ETF — Exchange-Traded Fund

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates at June 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

33

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Software	$296,796	$386,405		$—	$683,201
Other Industries	114,717,331	204,459	**	—	114,921,790
Exchange-Traded Funds	7,661,198	—		—	7,661,198
Preferred Securities/Capital Securities	—	1,819,350		—	1,819,350
Asset Backed Securities	—	7,521,651		—	7,521,651
U.S. Corporate Bonds & Notes:
Savings & Loans/Thrifts	—	—		0	0
Other Industries	—	31,605,333		—	31,605,333
Foreign Corporate Bonds & Notes	—	3,406,110		—	3,406,110
U.S. Government Agencies	—	16,812,793		—	16,812,793
U.S. Government Treasuries	—	984,658		—	984,658
Loans	—	385,442		—	385,442
Repurchase Agreements	—	5,040,000		—	5,040,000

Total Investments at Value	$122,675,325	$68,166,201		$0	$190,841,526

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (See Note 2).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

34

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited)

Industry Allocation*

Medical-Drugs	6.7%
Diversified Banking Institutions	6.4
Commercial Services-Finance	3.9
Applications Software	3.7
Web Portals/ISP	3.3
Retail-Discount	3.0
Oil Companies-Exploration & Production	2.9
Retail-Drug Store	2.9
E-Commerce/Products	2.8
Computer Services	2.7
Medical-HMO	2.3
Electric-Integrated	2.1
Tobacco	2.1
Exchange-Traded Funds	2.0
Insurance-Multi-line	1.9
Chemicals-Diversified	1.9
Food-Misc./Diversified	1.9
Computers	1.8
Diversified Manufacturing Operations	1.8
Oil-Field Services	1.8
Cable/Satellite TV	1.6
Internet Content-Entertainment	1.5
Athletic Footwear	1.5
Beverages-Non-alcoholic	1.5
Finance-Credit Card	1.4
Cosmetics & Toiletries	1.4
Retail-Restaurants	1.4
Banks-Super Regional	1.4
Retail-Building Products	1.4
Medical Instruments	1.3
Insurance Brokers	1.2
Telephone-Integrated	1.2
Instruments-Controls	1.2
Coatings/Paint	1.2
Oil Refining & Marketing	1.1
Multimedia	1.1
Electronic Components-Semiconductors	1.1
Medical-Wholesale Drug Distribution	1.0
Machinery-General Industrial	1.0
Repurchase Agreements	1.0
Textile-Home Furnishings	1.0
Medical-Hospitals	1.0
Brewery	1.0
Medical Information Systems	1.0
Building & Construction Products-Misc.	0.9
Hotels/Motels	0.9
Electronic Forms	0.9
Medical-Biomedical/Gene	0.9
Containers-Metal/Glass	0.9
Data Processing/Management	0.8
Commercial Services	0.8
Tools-Hand Held	0.8
Retail-Apparel/Shoe	0.8
Transport-Truck	0.7
Retail-Arts & Crafts	0.7
Consulting Services	0.7
Aerospace/Defense	0.7
Investment Management/Advisor Services	0.7
Finance-Consumer Loans	0.6
Electric Products-Misc.	0.6

99.8%

*	Calculated as a percentage of net assets

35

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.8%
Aerospace/Defense — 0.7%
TransDigm Group, Inc.†	5,025	$1,325,042

Applications Software — 3.7%
Microsoft Corp.	93,397	4,779,124
Salesforce.com, Inc.†	15,860	1,259,443
ServiceNow, Inc.†	17,209	1,142,678

		7,181,245

Athletic Footwear — 1.5%
NIKE, Inc., Class B	51,570	2,846,664

Banks-Super Regional — 1.4%
PNC Financial Services Group, Inc.	33,250	2,706,218

Beverages-Non-alcoholic — 1.5%
Monster Beverage Corp.†	17,689	2,842,799

Brewery — 1.0%
Molson Coors Brewing Co., Class B	18,096	1,830,049

Building & Construction Products-Misc. — 0.9%
Fortune Brands Home & Security, Inc.	31,350	1,817,360

Cable/Satellite TV — 1.6%
Comcast Corp., Class A	47,880	3,121,297

Chemicals-Diversified — 1.9%
Dow Chemical Co.	41,988	2,087,224
PPG Industries, Inc.	14,740	1,535,171

		3,622,395

Coatings/Paint — 1.2%
Sherwin-Williams Co.	7,735	2,271,537

Commercial Services — 0.8%
Nielsen Holdings PLC	31,120	1,617,306

Commercial Services-Finance — 3.9%
Automatic Data Processing, Inc.	25,910	2,380,352
Equifax, Inc.	18,984	2,437,545
Global Payments, Inc.	19,000	1,356,220
S&P Global, Inc.	12,410	1,331,097

		7,505,214

Computer Services — 2.7%
Accenture PLC, Class A	18,110	2,051,682
Cognizant Technology Solutions Corp., Class A†	30,263	1,732,254
Genpact, Ltd.†	51,120	1,372,061

		5,155,997

Computers — 1.8%
Apple, Inc.	37,004	3,537,582

Consulting Services — 0.7%
Verisk Analytics, Inc.†	16,840	1,365,387

Containers-Metal/Glass — 0.9%
Crown Holdings, Inc.†	34,630	1,754,702

Cosmetics & Toiletries — 1.4%
Estee Lauder Cos., Inc., Class A	30,250	2,753,355

Data Processing/Management — 0.8%
Jack Henry & Associates, Inc.	18,624	1,625,316

Diversified Banking Institutions — 6.4%
Bank of America Corp.	239,270	3,175,113
Citigroup, Inc.	74,105	3,141,311
Goldman Sachs Group, Inc.	12,970	1,927,082

Security Description	Shares	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co.	63,905	$3,971,057

		12,214,563

Diversified Manufacturing Operations — 1.8%
Eaton Corp PLC	18,770	1,121,132
Illinois Tool Works, Inc.	22,425	2,335,788

		3,456,920

E-Commerce/Products — 2.8%
Amazon.com, Inc.†	7,420	5,309,900

Electric Products-Misc. — 0.6%
AMETEK, Inc.	22,735	1,051,039

Electric-Integrated — 2.1%
American Electric Power Co., Inc.	26,575	1,862,642
NextEra Energy, Inc.	11,800	1,538,720
Pinnacle West Capital Corp.	7,880	638,753

		4,040,115

Electronic Components-Semiconductors — 1.1%
Broadcom, Ltd.	12,960	2,013,984

Electronic Forms — 0.9%
Adobe Systems, Inc.†	18,640	1,785,526

Finance-Consumer Loans — 0.6%
Synchrony Financial†	48,640	1,229,619

Finance-Credit Card — 1.4%
Alliance Data Systems Corp.†	4,620	905,150
MasterCard, Inc., Class A	21,000	1,849,260

		2,754,410

Food-Misc./Diversified — 1.9%
Mondelez International, Inc., Class A	79,350	3,611,219

Hotels/Motels — 0.9%
Hilton Worldwide Holdings, Inc.	80,329	1,809,812

Instruments-Controls — 1.2%
Honeywell International, Inc.	19,769	2,299,530

Insurance Brokers — 1.2%
Marsh & McLennan Cos., Inc.	34,680	2,374,193

Insurance-Multi-line — 1.9%
Chubb, Ltd.	18,840	2,462,577
XL Group PLC	37,720	1,256,453

		3,719,030

Internet Content-Entertainment — 1.5%
Facebook, Inc., Class A†	25,761	2,943,967

Investment Management/Advisor Services — 0.7%
BlackRock, Inc.	3,680	1,260,510

Machinery-General Industrial — 1.0%
Middleby Corp.†	17,045	1,964,436

Medical Information Systems — 1.0%
Cerner Corp.†	31,180	1,827,148

Medical Instruments — 1.3%
Medtronic PLC	29,097	2,524,747

Medical-Biomedical/Gene — 0.9%
Biogen, Inc.†	2,715	656,541
Regeneron Pharmaceuticals, Inc.†	3,231	1,128,362

		1,784,903

36

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs — 6.7%
Alkermes PLC†	12,540	$541,979
Allergan PLC†	12,150	2,807,744
Bristol-Myers Squibb Co.	47,790	3,514,954
Eli Lilly & Co.	23,316	1,836,135
Merck & Co., Inc.	70,940	4,086,853

		12,787,665

Medical-HMO — 2.3%
Aetna, Inc.	10,230	1,249,390
UnitedHealth Group, Inc.	22,405	3,163,586

		4,412,976

Medical-Hospitals — 1.0%
HCA Holdings, Inc.†	24,004	1,848,548

Medical-Wholesale Drug Distribution — 1.0%
McKesson Corp.	10,565	1,971,957

Multimedia — 1.1%
Twenty-First Century Fox, Inc., Class A	77,110	2,085,826

Oil Companies-Exploration & Production — 2.9%
Concho Resources, Inc.†	12,452	1,485,150
EOG Resources, Inc.	16,650	1,388,943
Newfield Exploration Co.†	30,880	1,364,279
Pioneer Natural Resources Co.	9,172	1,386,898

		5,625,270

Oil Refining & Marketing — 1.1%
Phillips 66	16,380	1,299,589
Valero Energy Corp.	16,160	824,160

		2,123,749

Oil-Field Services — 1.8%
Baker Hughes, Inc.	33,120	1,494,706
Halliburton Co.	41,739	1,890,359

		3,385,065

Retail-Apparel/Shoe — 0.8%
Ross Stores, Inc.	26,748	1,516,344

Retail-Arts & Crafts — 0.7%
Michaels Cos., Inc.†	50,100	1,424,844

Retail-Building Products — 1.4%
Lowe’s Cos., Inc.	33,530	2,654,570

Retail-Discount — 3.0%
Costco Wholesale Corp.	21,855	3,432,109
Dollar Tree, Inc.†	24,000	2,261,760

		5,693,869

Retail-Drug Store — 2.9%
CVS Health Corp.	30,974	2,965,451
Walgreens Boots Alliance, Inc.	30,139	2,509,674

		5,475,125

Retail-Restaurants — 1.4%
Starbucks Corp.	47,790	2,729,765

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†(1)(2)	147	0

Telephone-Integrated — 1.2%
AT&T, Inc.	53,670	2,319,081

Security Description	Shares/ Principal Amount	Value (Note 2)
Textile-Home Furnishings — 1.0%
Mohawk Industries, Inc.†	9,968	$1,891,528

Tobacco — 2.1%
Altria Group, Inc.	57,120	3,938,995

Tools-Hand Held — 0.8%
Snap-on, Inc.	10,215	1,612,131

Transport-Truck — 0.7%
JB Hunt Transport Services, Inc.	17,700	1,432,461

Web Portals/ISP — 3.3%
Alphabet, Inc., Class A†	5,456	3,838,460
Alphabet, Inc., Class C†	3,698	2,559,386

		6,397,846

Total Common Stocks (cost $161,204,664)		186,182,651

EXCHANGE-TRADED FUNDS — 2.0%
SPDR S&P 500 ETF Trust, Series 1 (cost $3,813,377)	18,380	3,851,162

Total Long-Term Investment Securities (cost $165,018,041)		190,033,813

REPURCHASE AGREEMENTS — 1.0%
Bank of America Securities LLC Joint Repurchase Agreement(3)	410,000	410,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	205,000	205,000
BNP Paribas SA Joint Repurchase Agreement(3)	410,000	410,000
Deutsche Bank AG Joint Repurchase Agreement(3)	380,000	380,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	500,000	500,000

Total Repurchase Agreements (cost $1,905,000)		1,905,000

TOTAL INVESTMENTS (cost $166,923,041)(4)	99.8%	191,938,813
Other assets less liabilities	0.2	451,036

NET ASSETS	100.0%	$192,389,849

†	Non-income producing security
(1)	Illiquid security. At June 30, 2016, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.
ETF	— Exchange-Traded Fund

37

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks
Telecommunication Equipment	$—	$—	$0	$0
Other Industries	186,182,651	—	—	186,182,651
Exchange-Traded Funds	3,851,162	—	—	3,851,162
Repurchase Agreements	—	1,905,000	—	1,905,000

Total Investments at Value	$190,033,813	$1,905,000	$0	$191,938,813

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the end of the period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

38

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited)

Industry Allocation*

Medical-Drugs	6.0%
Oil Companies-Exploration & Production	4.5
Applications Software	3.4
Transport-Rail	3.1
Beverages-Non-alcoholic	2.8
Cosmetics & Toiletries	2.6
Retail-Discount	2.6
Retail-Restaurants	2.4
Commercial Services-Finance	2.4
E-Commerce/Services	2.4
Insurance-Multi-line	2.2
Real Estate Investment Trusts	2.1
Insurance Brokers	2.0
Medical-Biomedical/Gene	1.9
Athletic Footwear	1.9
Instruments-Controls	1.7
Banks-Super Regional	1.7
Medical Instruments	1.7
Computer Services	1.7
Electric-Integrated	1.7
Diversified Banking Institutions	1.6
Transport-Services	1.6
Repurchase Agreements	1.6
Insurance-Life/Health	1.5
Finance-Credit Card	1.5
Apparel Manufacturers	1.4
Medical-Wholesale Drug Distribution	1.4
Airlines	1.2
Retail-Major Department Stores	1.2
Oil Companies-Integrated	1.2
Medical-Generic Drugs	1.1
Computer Software	1.0
Exchange-Traded Funds	1.0
Web Portals/ISP	0.9
Tobacco	0.9
Dental Supplies & Equipment	0.9
Industrial Gases	0.9
Internet Security	0.8
Enterprise Software/Service	0.8
Networking Products	0.8
Multimedia	0.8
Electronic Connectors	0.8
Investment Management/Advisor Services	0.8
Entertainment Software	0.8
Aerospace/Defense	0.8
Medical-HMO	0.7
Retail-Building Products	0.7
Audio/Video Products	0.7
Insurance-Property/Casualty	0.7
Electronic Components-Semiconductors	0.7
Transport-Truck	0.7
Diversified Manufacturing Operations	0.7
Retail-Automobile	0.7
Energy-Alternate Sources	0.7
Finance-Investment Banker/Broker	0.6
Oil-Field Services	0.6
Casino Hotels	0.6
Electronic Forms	0.6
Chemicals-Specialty	0.6
Aerospace/Defense-Equipment	0.6
Food-Misc./Diversified	0.5
Banks-Commercial	0.5

Steel-Producers	0.5%
Coatings/Paint	0.5
E-Commerce/Products	0.5
Physicians Practice Management	0.5
Chemicals-Diversified	0.5
Retail-Apparel/Shoe	0.4
Satellite Telecom	0.4
Machinery-General Industrial	0.4
Telephone-Integrated	0.4
Internet Content-Entertainment	0.4
Agricultural Chemicals	0.4
Distribution/Wholesale	0.4
Tools-Hand Held	0.3
Medical Products	0.3
Beverages-Wine/Spirits	0.3
Vitamins & Nutrition Products	0.3
Building Products-Air & Heating	0.3
Oil & Gas Drilling	0.3
Cellular Telecom	0.3
Computers-Memory Devices	0.3
Building Products-Doors & Windows	0.2
Building Products-Cement	0.2
Diagnostic Equipment	0.2
Garden Products	0.2
Semiconductor Equipment	0.2
Rental Auto/Equipment	0.2
Telecommunication Equipment	0.2
Cable/Satellite TV	0.2
Motorcycle/Motor Scooter	0.2
Electronic Measurement Instruments	0.2
Hotels/Motels	0.2
Power Converter/Supply Equipment	0.2
Oil Refining & Marketing	0.2
Retail-Jewelry	0.2
Containers-Paper/Plastic	0.1
Cruise Lines	0.1
Water	0.1
Publishing-Books	0.1
Oil Field Machinery & Equipment	0.1
Metal-Aluminum	0.1

100.1%

*	Calculated as a percentage of net assets

39

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.5%
Aerospace/Defense — 0.8%
Lockheed Martin Corp.	18,510	$4,593,627

Aerospace/Defense-Equipment — 0.6%
United Technologies Corp.	34,691	3,557,562

Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	69,600	1,677,360
Monsanto Co.	5,906	610,739

		2,288,099

Airlines — 1.2%
Alaska Air Group, Inc.	60,434	3,522,698
Southwest Airlines Co.	98,759	3,872,340

		7,395,038

Apparel Manufacturers — 1.4%
Carter’s, Inc.	18,137	1,931,046
Global Brands Group Holding, Ltd.†(1)	7,576,000	675,113
Ralph Lauren Corp.	19,531	1,750,368
Under Armour, Inc., Class A†	16,460	660,540
Under Armour, Inc., Class C†	17,776	647,033
VF Corp.	47,630	2,928,769

		8,592,869

Applications Software — 3.4%
Microsoft Corp.	214,584	10,980,263
Salesforce.com, Inc.†	57,899	4,597,760
ServiceNow, Inc.†	72,806	4,834,318

		20,412,341

Athletic Footwear — 1.9%
NIKE, Inc., Class B	203,074	11,209,685

Audio/Video Products — 0.7%
Harman International Industries, Inc.	60,540	4,347,983

Banks-Commercial — 0.5%
M&T Bank Corp.	25,889	3,060,856

Banks-Super Regional — 1.7%
PNC Financial Services Group, Inc.	125,608	10,223,235

Beverages-Non-alcoholic — 2.8%
Coca-Cola Co.	194,732	8,827,202
Monster Beverage Corp.†	50,651	8,140,122

		16,967,324

Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	19,872	1,982,431

Building Products-Air & Heating — 0.3%
Lennox International, Inc.	11,754	1,676,120

Building Products-Cement — 0.2%
CRH PLC(1)	49,440	1,455,779

Building Products-Doors & Windows — 0.2%
Sanwa Holdings Corp.(1)	166,900	1,508,402

Cable/Satellite TV — 0.2%
Sky PLC(1)	112,625	1,278,326

Casino Hotels — 0.6%
Las Vegas Sands Corp.	74,981	3,260,924
Sands China, Ltd.(1)	124,000	419,001

		3,679,925

Cellular Telecom — 0.3%
T-Mobile US, Inc.†	36,304	1,570,874

Security Description	Shares	Value (Note 2)
Chemicals-Diversified — 0.5%
Celanese Corp., Series A	42,506	$2,782,018

Chemicals-Specialty — 0.6%
Cabot Corp.	16,266	742,706
Ecolab, Inc.	23,915	2,836,319

		3,579,025

Coatings/Paint — 0.5%
Sherwin-Williams Co.	10,209	2,998,077

Commercial Services-Finance — 2.4%
Automatic Data Processing, Inc.	49,557	4,552,802
Equifax, Inc.	40,501	5,200,328
Global Payments, Inc.	65,188	4,653,119

		14,406,249

Computer Services — 1.7%
Accenture PLC, Class A	44,506	5,042,085
Genpact, Ltd.†	189,205	5,078,262

		10,120,347

Computer Software — 1.0%
Akamai Technologies, Inc.†	91,552	5,120,504
Envestnet, Inc.†	34,591	1,152,226

		6,272,730

Computers-Memory Devices — 0.3%
Western Digital Corp.	32,883	1,554,051

Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	17,717	912,248

Cosmetics & Toiletries — 2.6%
Colgate-Palmolive Co.	132,350	9,688,020
Coty, Inc., Class A	49,823	1,294,900
Estee Lauder Cos., Inc., Class A	50,644	4,609,617

		15,592,537

Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	21,925	873,492

Dental Supplies & Equipment — 0.9%
DENTSPLY SIRONA, Inc.	86,481	5,365,281

Diagnostic Equipment — 0.2%
Cepheid†	46,235	1,421,726

Distribution/Wholesale — 0.4%
G-III Apparel Group, Ltd.†	28,637	1,309,284
WESCO International, Inc.†	15,976	822,604

		2,131,888

Diversified Banking Institutions — 1.6%
Citigroup, Inc.	122,817	5,206,213
Goldman Sachs Group, Inc.	9,102	1,352,375
JPMorgan Chase & Co.	47,786	2,969,422

		9,528,010

Diversified Manufacturing Operations — 0.7%
A.O. Smith Corp.	21,275	1,874,540
Eaton Corp PLC	29,748	1,776,848
Sulzer AG(1)	5,678	493,579

		4,144,967

E-Commerce/Products — 0.5%
Amazon.com, Inc.†	4,108	2,939,767

E-Commerce/Services — 2.4%
Expedia, Inc.	43,748	4,650,412

40

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Commerce/Services (continued)
TripAdvisor, Inc.†	76,104	$4,893,487

Zillow Group, Inc., Class A†	132,041	4,839,303

		14,383,202

Electric-Integrated — 1.7%
Exelon Corp.	96,215	3,498,378
OGE Energy Corp.	73,628	2,411,317
PG&E Corp.	64,322	4,111,462

		10,021,157

Electronic Components-Semiconductors — 0.7%
Broadcom, Ltd.	7,090	1,101,786
Samsung Electronics Co., Ltd.(1)	951	1,183,861
Silicon Motion Technology Corp. ADR	21,356	1,020,817
Synaptics, Inc.†	18,643	1,002,061

		4,308,525

Electronic Connectors — 0.8%
Amphenol Corp., Class A	84,461	4,842,149

Electronic Forms — 0.6%
Adobe Systems, Inc.†	38,182	3,657,454

Electronic Measurement Instruments — 0.2%
Trimble Navigation, Ltd.†	49,917	1,215,978

Energy-Alternate Sources — 0.7%
First Solar, Inc.†	83,367	4,041,632

Enterprise Software/Service — 0.8%
Workday, Inc., Class A†	67,004	5,003,189

Entertainment Software — 0.8%
Activision Blizzard, Inc.	116,121	4,601,875

Finance-Credit Card — 1.5%
American Express Co.	99,043	6,017,853
MasterCard, Inc., Class A	31,805	2,800,748

		8,818,601

Finance-Investment Banker/Broker — 0.6%
Raymond James Financial, Inc.	75,919	3,742,807

Food-Misc./Diversified — 0.5%
Mondelez International, Inc., Class A	69,692	3,171,683

Garden Products — 0.2%
Toro Co.	15,945	1,406,349

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	53,271	1,200,196

Industrial Gases — 0.9%
Praxair, Inc.	46,937	5,275,249

Instruments-Controls — 1.7%
Honeywell International, Inc.	52,785	6,139,951
Mettler-Toledo International, Inc.†	12,069	4,404,220

		10,544,171

Insurance Brokers — 2.0%
Arthur J. Gallagher & Co.	95,066	4,525,142
Marsh & McLennan Cos., Inc.	106,787	7,310,638

		11,835,780

Insurance-Life/Health — 1.5%
Principal Financial Group, Inc.	91,216	3,749,890
Torchmark Corp.	39,870	2,464,763
Unum Group	85,790	2,727,264

		8,941,917

Security Description	Shares	Value (Note 2)
Insurance-Multi-line — 2.2%
Chubb, Ltd.	56,705	$7,411,911
MetLife, Inc.	148,158	5,901,133

		13,313,044

Insurance-Property/Casualty — 0.7%
Markel Corp.†	4,526	4,312,282

Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	20,466	2,338,854

Internet Security — 0.8%
VeriSign, Inc.†	59,408	5,136,416

Investment Management/Advisor Services — 0.8%
BlackRock, Inc.	13,956	4,780,349

Machinery-General Industrial — 0.4%
Middleby Corp.†	21,023	2,422,901

Medical Instruments — 1.7%
Boston Scientific Corp.†	84,784	1,981,402
Medtronic PLC	94,067	8,162,194

		10,143,596

Medical Products — 0.3%
Stryker Corp.	17,000	2,037,110

Medical-Biomedical/Gene — 1.9%
Alder Biopharmaceuticals, Inc.†	23,717	592,214
Biogen, Inc.†	5,479	1,324,932
Incyte Corp.†	62,289	4,981,874
Novavax, Inc.†	86,210	626,747
Regeneron Pharmaceuticals, Inc.†	11,567	4,039,543

		11,565,310

Medical-Drugs — 6.0%
Alkermes PLC†	118,662	5,128,572
Allergan PLC†	9,249	2,137,351
Bristol-Myers Squibb Co.	126,231	9,284,290
Johnson & Johnson	45,522	5,521,819
Merck & Co., Inc.	214,446	12,354,234
TESARO, Inc.†	23,984	2,015,855

		36,442,121

Medical-Generic Drugs — 1.1%
Mylan NV†	106,900	4,622,356
Teva Pharmaceutical Industries, Ltd. ADR	43,647	2,192,389

		6,814,745

Medical-HMO — 0.7%
UnitedHealth Group, Inc.	31,826	4,493,831

Medical-Wholesale Drug Distribution — 1.4%
Cardinal Health, Inc.	74,971	5,848,488
McKesson Corp.	14,302	2,669,468

		8,517,956

Metal-Aluminum — 0.1%
Constellium NV, Class A†	69,203	324,562

Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	27,964	1,266,769

Multimedia — 0.8%
Markit Ltd†	76,493	2,493,672
Walt Disney Co.	25,134	2,458,608

		4,952,280

41

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Networking Products — 0.8%
Cisco Systems, Inc.	173,466	$4,976,740

Oil & Gas Drilling — 0.3%
Helmerich & Payne, Inc.	23,670	1,588,967

Oil Companies-Exploration & Production — 4.5%
Anadarko Petroleum Corp.	70,352	3,746,244
Cabot Oil & Gas Corp.	73,775	1,898,968
Canadian Natural Resources, Ltd.	78,981	2,434,984
Cobalt International Energy, Inc.†	149,409	200,208
Continental Resources, Inc.†	67,666	3,063,240
Diamondback Energy, Inc.†	49,024	4,471,479
Energen Corp.†	3,468	167,192
Hess Corp.	15,749	946,515
Pioneer Natural Resources Co.	47,993	7,257,022
PrairieSky Royalty, Ltd.	1,685	31,980
QEP Resources, Inc.†	64,145	1,130,876
Southwestern Energy Co.†	132,112	1,661,969

		27,010,677

Oil Companies-Integrated — 1.2%
Imperial Oil, Ltd.	168,710	5,324,487
Marathon Oil Corp.	121,565	1,824,691

		7,149,178

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	15,183	510,908

Oil Refining & Marketing — 0.2%
HollyFrontier Corp.	49,347	1,172,978

Oil-Field Services — 0.6%
Halliburton Co.	73,534	3,330,355
Trican Well Service, Ltd.†	192,899	368,792

		3,699,147

Physicians Practice Management — 0.5%
Envision Healthcare Holdings, Inc.†	74,400	1,887,528
MEDNAX, Inc.†	12,561	909,793

		2,797,321

Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	34,254	1,197,520

Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	10,700	558,326

Real Estate Investment Trusts — 2.1%
American Tower Corp.	48,890	5,554,393
Columbia Property Trust, Inc.	89,542	1,916,199
Host Hotels & Resorts, Inc.	128,829	2,088,318
STORE Capital Corp.	100,050	2,946,472

		12,505,382

Rental Auto/Equipment — 0.2%
Avis Budget Group, Inc.†	41,153	1,326,361

Retail-Apparel/Shoe — 0.4%
Coach, Inc.	28,759	1,171,642
Kate Spade & Co.†	70,058	1,443,895

		2,615,537

Retail-Automobile — 0.7%
CarMax, Inc.†	83,165	4,077,580

Security Description	Shares	Value (Note 2)
Retail-Building Products — 0.7%
Lowe’s Cos., Inc.	55,997	$4,433,282

Retail-Discount — 2.6%
Costco Wholesale Corp.	98,668	15,494,823

Retail-Jewelry — 0.2%
Tiffany & Co.	18,414	1,116,625

Retail-Major Department Stores — 1.2%
TJX Cos., Inc.	92,589	7,150,648

Retail-Restaurants — 2.4%
Chipotle Mexican Grill, Inc.†	3,879	1,562,306
Dunkin’ Brands Group, Inc.	30,375	1,324,957
McDonald’s Corp.	61,970	7,457,470
Starbucks Corp.	48,792	2,786,999
Yum! Brands, Inc.	17,017	1,411,050

		14,542,782

Satellite Telecom — 0.4%
SES SA FDR(1)	119,701	2,585,652

Semiconductor Equipment — 0.2%
Lam Research Corp.	15,863	1,333,444

Steel-Producers — 0.5%
Reliance Steel & Aluminum Co.	39,560	3,042,164

Telecommunication Equipment — 0.2%
ARRIS International PLC†	61,683	1,292,876

Telephone-Integrated — 0.4%
Verizon Communications, Inc.	42,531	2,374,931

Tobacco — 0.9%
Altria Group, Inc.	39,587	2,729,919
British American Tobacco PLC(1)	40,521	2,636,720

		5,366,639

Tools-Hand Held — 0.3%
Snap-on, Inc.	13,120	2,070,598

Transport-Rail — 3.1%
Canadian National Railway Co.	105,306	6,218,348
CSX Corp.	150,533	3,925,901
Genesee & Wyoming, Inc., Class A†	40,254	2,372,973
Union Pacific Corp.	70,062	6,112,909

		18,630,131

Transport-Services — 1.6%
United Parcel Service, Inc., Class B	88,339	9,515,877

Transport-Truck — 0.7%
JB Hunt Transport Services, Inc.	51,276	4,149,767

Vitamins & Nutrition Products — 0.3%
Mead Johnson Nutrition Co.	21,419	1,943,774

Water — 0.1%
American Water Works Co., Inc.	8,783	742,251

Web Portals/ISP — 0.9%
Alphabet, Inc., Class A†	3,748	2,636,830
Alphabet, Inc., Class C†	4,230	2,927,583

		5,564,413

Total Common Stocks (cost $566,711,126)		588,834,228

42

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 1.0%
Vanguard S&P 500 ETF (cost $6,277,056)	32,729	$6,291,168

Total Long-Term Investment Securities (cost $572,988,182)		595,125,396

REPURCHASE AGREEMENTS — 1.6%
Bank of America Securities LLC Joint Repurchase Agreement(2)	$2,025,000	2,025,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	1,010,000	1,010,000
BNP Paribas SA Joint Repurchase Agreement(2)	2,025,000	2,025,000
Deutsche Bank AG Joint Repurchase Agreement(2)	1,875,000	1,875,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	2,450,000	2,450,000

Total Repurchase Agreements (cost $9,385,000)		9,385,000

TOTAL INVESTMENTS (cost $582,373,182)(3)	100.1%	604,510,396
Liabilities in excess of other assets	(0.1)	(861,208)

NET ASSETS	100.0%	$603,649,188

†	Non-income producing security
(1)	Security was valued using fair value procedures at June 30, 2016. The aggregate value of these securities was $12,236,433 representing 2.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 6 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
FDR	— Fiduciary Depositary Receipt
ETF	— Exchange Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$576,597,795	$12,236,433	**	$—	$588,834,228
Exchange-Traded Funds	6,291,168	—		—	6,291,168
Repurchase Agreements	—	9,385,000		—	9,385,000

Total Investments at Value	$582,888,963	$21,621,433		$—	$604,510,396

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (See Note 2).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

43

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited)

Industry Allocation*

E-Commerce/Services	9.2%
E-Commerce/Products	7.1
Web Portals/ISP	6.3
Internet Content-Entertainment	6.3
Medical-Drugs	5.6
Enterprise Software/Service	4.7
Retail-Restaurants	4.2
Applications Software	3.4
Oil Companies-Exploration & Production	3.1
Retail-Discount	3.1
Real Estate Investment Trusts	2.8
Beverages-Non-alcoholic	2.7
Medical-Biomedical/Gene	2.7
Medical Information Systems	2.5
Computer Software	2.1
Hotels/Motels	2.0
Drug Delivery Systems	1.7
Hazardous Waste Disposal	1.7
Retail-Sporting Goods	1.6
Machinery-General Industrial	1.6
Auto/Truck Parts & Equipment-Original	1.5
Medical-Wholesale Drug Distribution	1.3
Repurchase Agreements	1.3
Brewery	1.3
Audio/Video Products	1.2
Commercial Services	1.2
Networking Products	1.2
X-Ray Equipment	1.1
Retail-Auto Parts	1.1
Apparel Manufacturers	1.1
Semiconductor Equipment	1.1
Retail-Apparel/Shoe	1.0
Commercial Services-Finance	1.0
Transport-Truck	1.0
Diversified Manufacturing Operations	1.0
Web Hosting/Design	1.0
Internet Application Software	1.0
Diagnostic Equipment	1.0
Transport-Services	0.9
Distribution/Wholesale	0.9
Patient Monitoring Equipment	0.7
Investment Management/Advisor Services	0.7
Chemicals-Specialty	0.6
Computers-Memory Devices	0.5
Medical Products	0.3
Entertainment Software	0.3
Electronic Forms	0.3
Data Processing/Management	0.1
Advertising Services	0.1

100.2%

*	Calculated as a percentage of net assets

44

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 94.6%
Apparel Manufacturers — 1.1%
Under Armour, Inc.†	356,066	$14,288,929

Applications Software — 3.2%
Dropbox, Inc., Class B†(1)(2)(3)	313,518	2,295,997
Salesforce.com, Inc.†	191,887	15,237,747
ServiceNow, Inc.†	368,384	24,460,697

		41,994,441

Audio/Video Products — 1.2%
Harman International Industries, Inc.	223,285	16,036,329

Auto/Truck Parts & Equipment-Original — 1.5%
Mobileye NV†	440,006	20,301,877

Beverages-Non-alcoholic — 2.7%
Monster Beverage Corp.†	223,281	35,883,489

Brewery — 1.3%
Molson Coors Brewing Co., Class B	170,507	17,243,373

Chemicals-Specialty — 0.6%
Platform Specialty Products Corp.†	869,156	7,718,105

Commercial Services — 1.2%
CoStar Group, Inc.†	71,416	15,615,823

Commercial Services-Finance — 1.0%
TransUnion†	402,100	13,446,224

Computer Software — 1.9%
Akamai Technologies, Inc.†	196,348	10,981,744
SS&C Technologies Holdings, Inc.	519,576	14,589,694

		25,571,438

Computers-Memory Devices — 0.5%
Pure Storage, Inc., Class A†	578,928	6,310,315

Diagnostic Equipment — 1.0%
Danaher Corp.	128,170	12,945,170

Distribution/Wholesale — 0.9%
Fastenal Co.	254,764	11,308,974

Diversified Manufacturing Operations — 1.0%
Pentair PLC	228,157	13,299,271

Drug Delivery Systems — 1.7%
DexCom, Inc.†	275,739	21,874,375

E-Commerce/Products — 6.8%
Amazon.com, Inc.†	103,344	73,955,033
Honest Company, Inc.†(1)(2)(3)	41,843	1,654,054
Wayfair, Inc., Class A†	343,757	13,406,523

		89,015,610

E-Commerce/Services — 6.6%
Expedia, Inc.	262,193	27,871,116
Priceline Group, Inc.†	34,399	42,944,055
Zillow Group, Inc., Class A†	41,958	1,537,761
Zillow Group, Inc., Class C†	419,660	15,225,265

		87,578,197

Enterprise Software/Service — 4.7%
Ultimate Software Group, Inc.†	42,957	9,033,427
Veeva Systems, Inc., Class A†	526,492	17,963,907
Workday, Inc., Class A†	467,567	34,913,228

		61,910,562

Hazardous Waste Disposal — 1.7%
Clean Harbors, Inc.†	208,275	10,853,210

Security Description	Shares	Value (Note 2)
Hazardous Waste Disposal (continued)
Stericycle, Inc.†	104,990	$10,931,559

		21,784,769

Hotels/Motels — 2.0%
Hilton Worldwide Holdings, Inc.	550,115	12,394,091
Wyndham Worldwide Corp.	189,690	13,511,619

		25,905,710

Internet Application Software — 1.0%
Zendesk, Inc.†	493,661	13,022,777

Internet Content-Entertainment — 6.3%
Facebook, Inc., Class A†	602,027	68,799,645
Netflix, Inc.†	152,354	13,937,344

		82,736,989

Investment Management/Advisor Services — 0.7%
Invesco, Ltd.	359,422	9,179,638

Machinery-General Industrial — 1.6%
Middleby Corp.†	184,261	21,236,080

Medical Information Systems — 2.5%
athenahealth, Inc.†	95,150	13,131,651
Cerner Corp.†	327,468	19,189,625

		32,321,276

Medical Products — 0.3%
ABIOMED, Inc.†	36,728	4,014,003

Medical-Biomedical/Gene — 2.7%
Incyte Corp.†	188,410	15,069,032
Ionis Pharmaceuticals, Inc.†	104,267	2,428,378
Regeneron Pharmaceuticals, Inc.†	50,214	17,536,235

		35,033,645

Medical-Drugs — 5.6%
Allergan PLC†	68,962	15,936,428
Bristol-Myers Squibb Co.	620,796	45,659,546
Eisai Co., Ltd.(4)	225,497	12,528,855

		74,124,829

Medical-Wholesale Drug Distribution — 1.3%
McKesson Corp.	93,884	17,523,449

Networking Products — 1.2%
Arista Networks, Inc.†	236,595	15,231,986

Oil Companies-Exploration & Production — 3.1%
Energen Corp.	142,535	6,871,612
EOG Resources, Inc.	170,415	14,216,019
Pioneer Natural Resources Co.	132,789	20,079,025

		41,166,656

Patient Monitoring Equipment — 0.7%
Insulet Corp.†	311,807	9,429,044

Packaged Foods — 0.0%
Snyder’s - Lance, Inc.	15,574	527,803

Real Estate Investment Trusts — 2.8%
American Tower Corp.	171,397	19,472,413
Equinix, Inc.	44,429	17,226,456

		36,698,869

Retail-Apparel/Shoe — 1.0%
Kate Spade & Co.†	652,819	13,454,600

Retail-Auto Parts — 1.1%
Advance Auto Parts, Inc.	88,570	14,315,569

45

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Retail-Discount — 3.1%
Costco Wholesale Corp.	262,006	$41,145,422

Retail-Restaurants — 4.2%
Chipotle Mexican Grill, Inc.†	32,124	12,938,262
Jack in the Box, Inc.	115,368	9,912,419
Panera Bread Co., Class A†	155,820	33,024,491

		55,875,172

Retail-Sporting Goods — 1.6%
Dick’s Sporting Goods, Inc.	480,878	21,668,363

Semiconductor Equipment — 1.1%
Applied Materials, Inc.	589,198	14,123,076

Transport-Services — 0.9%
FedEx Corp.	78,688	11,943,265

Transport-Truck — 1.0%
Landstar System, Inc.	194,642	13,364,120

Web Hosting/Design — 1.0%
GoDaddy, Inc., Class A†	424,478	13,239,469

Web Portals/ISP — 6.1%
Alphabet, Inc., Class C†	117,077	81,028,992

X-Ray Equipment — 1.1%
Hologic, Inc.†	429,534	14,861,876

Total Common Stocks (cost $1,101,879,824)		1,247,299,949

CONVERTIBLE PREFERRED SECURITIES†(1)(2)(3) — 4.3%
Advertising Services — 0.1%
Nanigans, Inc.	126,818	1,155,312

Applications Software — 0.2%
Magic Leap, Inc. Series C	93,690	2,157,962

Computer Software — 0.2%
Zuora, Inc. Series F	732,120	2,891,874

Data Processing/Management — 0.1%
Cloudera, Inc. Series F	129,662	2,158,148

E-Commerce/Products — 0.3%
Honest Company, Inc. Series C	97,634	3,859,472
One Kings Lane, Inc. Series E	291,563	303,226

		4,162,698

E-Commerce/Services — 2.6%
Airbnb, Inc. Series E	46,491	5,198,934
Uber Technologies, Inc. Series E	599,808	29,253,956

		34,452,890

Electronic Forms — 0.3%
Docusign, Inc. Series B	8,662	146,734
Docusign, Inc. Series B-1	2,594	43,942
Docusign, Inc. Series D	6,224	105,435
Docusign, Inc. Series E	160,967	2,726,781
Docusign, Inc. Series F	29,200	494,648

		3,517,540

Entertainment Software — 0.3%
DraftKings, Inc. Series D	450,010	1,786,540
DraftKings, Inc. Series D-1	390,851	2,040,242

		3,826,782

Security Description	Shares/ Principal Amount	Value (Note 2)
Web Portals/ISP — 0.2%
Pinterest, Inc. Series G	390,940	$2,388,643

Total Convertible Preferred Securities (cost $40,108,977)		56,711,849

Total Long-Term Investment Securities (cost $1,141,988,801)		1,304,011,798

REPURCHASE AGREEMENTS — 1.3%
Bank of America Securities LLC Joint Repurchase Agreement(5)	$3,740,000	3,740,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	1,870,000	1,870,000
BNP Paribas SA Joint Repurchase Agreement(5)	3,740,000	3,740,000
Deutsche Bank AG Joint Repurchase Agreement(5)	3,460,000	3,460,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	4,505,000	4,505,000

Total Repurchase Agreements (cost $17,315,000)		17,315,000

TOTAL INVESTMENTS (cost $1,159,303,801)(6)	100.2%	1,321,326,798
Liabilities in excess of other assets	(0.2)	(2,435,127)

NET ASSETS	100.0%	$1,318,891,671

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price

46

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2016, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc., Class B	05/01/2012	313,518	$2,837,872	$2,295,997	$7.32	0.2%
Honest Company, Inc.	08/20/2014	41,843	1,132,159	1,654,054	39.53	0.1
Convertible Preferred Securities
Airbnb, Inc., Series E	06/24/2015	46,491	4,328,052	5,198,934	111.83	0.4
Cloudera, Inc., Series F	02/05/2014	129,662	1,887,879	2,158,148	16.64	0.2
Docusign, Inc., Series B	02/28/2014	8,662	113,753	146,734	16.94	0.0
Docusign, Inc., Series B-1	02/28/2014	2,594	34,065	43,942	16.94	0.0
Docusign, Inc., Series D	02/28/2014	6,224	81,736	105,435	16.94	0.0
Docusign, Inc., Series E	02/28/2014	160,967	2,113,883	2,726,781	16.94	0.2
Docusign, Inc., Series F	04/30/2015	29,200	557,519	494,648	16.94	0.0
DraftKings, Inc., Series D	07/16/2015	221,096	1,190,799
	07/17/2015	15,976	86,045
	08/11/2015	212,938	1,146,861

		450,010	2,423,705	1,786,540	3.97	0.1

DraftKings, Inc., Series D-1	08/11/2015	390,851	2,996,033	2,040,242	5.22	0.2
Honest Company, Inc., Series C	08/20/2014	97,634	2,641,712	3,859,472	39.53	0.3
Magic Leap, Inc. Series C	12/28/2015	93,690	2,157,962	2,157,962	23.03	0.2
Nanigans, Inc.	03/16/2015	126,818	1,384,662	1,155,312	9.11	0.1
One Kings Lane, Inc., Series E	01/28/2014	291,563	4,495,027	303,226	1.04	0.0
Pinterest, Inc., Series G	03/19/2015	390,940	2,806,594	2,388,643	6.11	0.2
Uber Technologies, Inc., Series E	06/05/2014	599,808	9,304,851	29,253,956	48.77	2.2
Zuora, Inc., Series F	01/15/2015	732,120	2,781,544	2,891,874	3.95	0.2

				$60,661,900		4.6%

(3)	Illiquid security. At June 30, 2016, the aggregate value of these securities was $60,661,900 representing 4.6% of net assets.
(4)	Security was valued using fair value procedures at June 30, 2016. The aggregate value of these securities was $12,528,855 representing 0.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$39,698,444	$—		$2,295,997	$41,994,441
E-Commerce/Products	87,361,556	—		1,654,054	89,015,610
Other Industries	1,103,761,043	12,528,855	**	—	1,116,289,898
Convertible Preferred Securities	—	—		56,711,849	56,711,849
Repurchase Agreements	—	17,315,000		—	17,315,000

Total Investments at Value	$1,230,821,043	$29,843,855		$60,661,900	$1,321,326,798

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (See Note 2).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

47

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 12/31/2015	$5,964,231	$61,627,829
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	—	1,542,640
Change in unrealized depreciation(1)	(2,014,180)	(6,458,620)
Net Purchases	—	—
Net Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 06/30/2016 . . . . . . . . .	$3,950,051	$56,711,849

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2016 includes:

Common Stocks	Convertible Preferred Securities

$(2,014,180)	$(4,915,980)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at June 30, 2016.

The following is quantitative information about Level 3 fair value measurements:

Description	Value at 6/30/16	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stock	$1,654,054	Market Approach	Enterprise Value/Revenue Multiple*	4.2x
			Discount for Lack of Marketability	10.00%
	$2,295,997	Market Approach	Estimated 2017 Revenue Multiple*	4.5x -5.36x (4.87x)
		with Option Pricing	Discount for Lack of Marketability	10.0%
		Method (“OPM”)	OPM assumptions:
			Volatility*	37.0%
			Term to liquidity event in years	3.0
			Risk-free rate	0.74%
Convertible Preferred Securities	$31,411,918	Market Approach	Market Transaction Price*	$23.033-$48.7722 ($35.9026)
	$13,812,841	Market Approach	Enterprise Value/Revenue Multiple*	2.67x - 7.3x (6.2967x)
			Discount for Lack of Marketability	10.00%
	$303,226	Income Approach	Future Cash Flows*	$1.04
			Discount for Potential Claims	20% - 50% (32%)
	$3,826,782	Market Approach	Next Twelve Months Revenue Mutliple*	3.8x
		and Income Approach	Cost of Capital	36.9%
	$2,158,148	Market Approach	Transaction Price*	$32.8300
			Estimated 2016 EBITIDA Multiple*	5.6x-6.5x (6.05x)
			Estimated 2017 EBITIDA Multiple*	4.9x
			Discount for Lack of Marketability	10% - 33% (21.5%)
	$5,198,934	Market Approach	Transaction Price*	$93.0944
			Estimated EBITIDA Multiple*	21.6x
			Estimated Revenue Multiple*	10.0x
			Discount for Lack of Marketability	10.0%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Financial Statements

48

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	23.5%
Oil Companies-Exploration & Production	11.9
Gold Mining	10.9
Diversified Minerals	9.0
Oil Refining & Marketing	7.2
Metal-Diversified	6.1
Oil-Field Services	5.6
Oil Field Machinery & Equipment	3.5
Energy-Alternate Sources	3.0
Steel-Producers	2.8
Metal-Iron	2.4
Silver Mining	1.9
Pipelines	1.8
Chemicals-Specialty	1.6
Metal-Aluminum	1.5
Chemicals-Diversified	1.2
Petrochemicals	1.2
Power Converter/Supply Equipment	1.1
Repurchase Agreements	0.9
Agricultural Chemicals	0.9
Metal Processors & Fabrication	0.9
Machinery-Construction & Mining	0.9
Engineering/R&D Services	0.8
Metal-Copper	0.7
Coal	0.1

101.4%

*	Calculated as a percentage of net assets

49

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 100.5%
Agricultural Chemicals — 0.9%
Mosaic Co.	38,624	$1,011,176

Chemicals-Diversified — 1.2%
LyondellBasell Industries NV, Class A	18,168	1,352,063

Chemicals-Specialty — 1.6%
Albemarle Corp.	4,496	356,578
Umicore SA(1)	27,677	1,426,129

		1,782,707

Coal — 0.1%
Mongolian Mining Corp.†(1)	8,513,800	101,722

Diversified Minerals — 9.0%
Anglo American PLC(1)	203,902	1,980,085
BHP Billiton PLC(1)	409,950	5,156,589
Iluka Resources, Ltd.(1)	218,042	1,066,676
Teck Resources, Ltd., Class B	70,069	922,809
Western Areas, Ltd.(1)	570,153	931,027

		10,057,186

Energy-Alternate Sources — 3.0%
First Solar, Inc.†	36,815	1,784,791
Pattern Energy Group, Inc.	69,209	1,589,731

		3,374,522

Engineering/R&D Services — 0.8%
JGC Corp.(1)	62,200	883,863

Gold Mining — 10.9%
Barrick Gold Corp.	98,164	2,095,801
Goldcorp, Inc.	67,171	1,284,981
Medusa Mining, Ltd.†(1)	869,932	416,368
Newcrest Mining, Ltd.†(1)	214,416	3,687,037
OceanaGold Corp.	390,500	1,490,124
Randgold Resources, Ltd.(1)	29,124	3,270,051

		12,244,362

Machinery-Construction & Mining — 0.9%
United Tractors Tbk PT(1)	874,400	984,637

Metal Processors & Fabrication — 0.9%
Aurubis AG(1)	22,186	1,005,421

Metal-Aluminum — 1.5%
Norsk Hydro ASA(1)	457,137	1,670,738

Metal-Copper — 0.7%
First Quantum Minerals, Ltd.	112,787	791,809

Metal-Diversified — 6.1%
Boliden AB(1)	118,586	2,303,728
Glencore PLC(1)	1,015,912	2,075,647
Rio Tinto PLC(1)	80,089	2,475,561

		6,854,936

Metal-Iron — 2.4%
Vale SA ADR	537,101	2,717,731

Oil Companies-Exploration & Production — 11.9%
Anadarko Petroleum Corp.	55,267	2,942,968
Cabot Oil & Gas Corp.	29,176	750,990
Canadian Natural Resources, Ltd.	28,900	891,640
ConocoPhillips	49,567	2,161,121
EOG Resources, Inc.	24,567	2,049,379
Inpex Corp.(1)	407,700	3,180,683
Pioneer Natural Resources Co.	5,033	761,040

Security Description	Shares/ Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
PrairieSky Royalty, Ltd.	684	$12,982
Santos, Ltd.(1)	172,098	607,275

		13,358,078

Oil Companies-Integrated — 23.5%
Chevron Corp.	32,533	3,410,434
Eni SpA(1)	151,907	2,452,488
Exxon Mobil Corp.	79,496	7,451,955
Imperial Oil, Ltd.	32,775	1,034,379
Royal Dutch Shell PLC, Class A(1)	105,345	2,876,276
Sasol, Ltd.(1)	53,403	1,449,791
Statoil ASA(1)	98,198	1,700,338
Suncor Energy, Inc.	153,300	4,252,697
Tatneft PAO ADR	55,407	1,688,251

		26,316,609

Oil Field Machinery & Equipment — 3.5%
FMC Technologies, Inc.†	58,362	1,556,515
National Oilwell Varco, Inc.	44,436	1,495,271
Schoeller-Bleckmann Oilfield Equipment AG ADR	151,743	916,057

		3,967,843

Oil Refining & Marketing — 7.2%
Caltex Australia, Ltd.(1)	121,409	2,900,630
Cheniere Energy, Inc.†	37,959	1,425,361
Valero Energy Corp.	72,594	3,702,294

		8,028,285

Oil-Field Services — 5.6%
China Oilfield Services, Ltd.(1)	1,518,000	1,174,068
Hunting PLC(1)	107,980	693,108
Schlumberger, Ltd.	45,597	3,605,811
TGS Nopec Geophysical Co. ASA(1)	51,894	848,575

		6,321,562

Petrochemicals — 1.2%
Ultrapar Participacoes SA	58,400	1,292,788

Pipelines — 1.8%
TransCanada Corp.	43,800	1,981,925

Power Converter/Supply Equipment — 1.1%
SunPower Corp.†	80,711	1,250,214

Silver Mining — 1.9%
Silver Wheaton Corp.	90,200	2,123,133

Steel-Producers — 2.8%
Nucor Corp.	21,909	1,082,524
Reliance Steel & Aluminum Co.	12,006	923,261
Salzgitter AG(1)	43,870	1,155,976

		3,161,761

Total Long-Term Investment Securities (cost $108,592,769)		112,635,071

REPURCHASE AGREEMENTS — 0.9%
Bank of America Securities LLC Joint Repurchase Agreement(2)	$220,000	220,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	110,000	110,000
BNP Paribas SA Joint Repurchase Agreement(2)	220,000	220,000
Deutsche Bank AG Joint Repurchase Agreement(2)	200,000	200,000

50

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(2)	$270,000	$270,000

Total Repurchase Agreements (cost $1,020,000)		1,020,000

TOTAL INVESTMENTS (cost $109,612,769)(3)	101.4%	113,655,071
Liabilities in excess of other assets	(1.4)	(1,597,038)

NET ASSETS	100.0%	$112,058,033

†	Non-income producing security
(1)	Security was valued using fair value procedures at June 30, 2016. The aggregate value of these securities was $48,474,486 representing 43.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 6 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$64,160,584	$48,474,487	**	$—	$112,635,071
Repurchase Agreements	—	1,020,000		—	1,020,000

Total Investments at Value	$64,160,584	$49,494,487		$—	$113,655,071

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (See Note 2).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

51

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited)

Industry Allocation*

Exchange-Traded Funds	93.8%
Time Deposits	6.4

100.2%

*	Calculated as a percentage of net assets

52

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 93.8%
iShares 0-5 Year High Yield Corp. Bond ETF	27,458	$1,272,404
iShares 10+ Year Credit Bond ETF	21,583	1,352,175
iShares Barclays 1-3 Year Credit Bond Fund	29,583	3,138,460
iShares Barclays 20+ Year Treasury Bond Fund	2,207	306,552
iShares CMBS ETF	18,094	962,420
iShares Core Dividend Growth ETF	11,081	302,179
iShares Core High Dividend ETF	15,778	1,296,163
iShares Emerging Markets Dividend ETF	12,112	404,904
iShares Europe ETF	13,698	517,647
iShares Floating Rate Bond ETF	9,494	480,586
iShares iBoxx $ High Yield Corporate Bond Fund	49,918	4,227,555
iShares Intermediate Credit Bond ETF	6,929	771,198
iShares International Developed Real Estate ETF	10,438	304,372
iShares International Select Dividend ETF	35,995	1,030,537
iShares U.S. Energy ETF	5,299	203,270
iShares U.S. Real Estate ETF	3,657	300,971
iShares US Preferred Stock ETF	39,173	1,562,611

Total Long-Term Investment Securities (cost $18,495,717)		18,434,004

SHORT-TERM INVESTMENT SECURITIES — 6.4%
Time Deposits — 6.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 07/01/2016 (cost $1,270,000)	$1,270,000	1,270,000

TOTAL INVESTMENTS (cost $19,765,717)(1)	100.2%	19,704,004
Liabilities in excess of other assets	(0.2)	(43,278)

NET ASSETS	100.0%	$19,660,726

(1)	See Note 6 for cost of investments on a tax basis.

ETF — Exchange-Traded Fund

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2016	Unrealized Appreciation (Depreciation)
2	Short	British Pound Currency Future	September 2016	$182,013	$165,600	$16,413
2	Short	Euro Dollar Currency Future	September 2016	285,050	277,688	7,362
13	Short	Euro Stoxx 50#	September 2016	447,329	457,088	(9,759)
2	Long	S&P 500 E-Mini Index	September 2016	208,725	209,020	295
7	Short	U.S. Treasury 2 YR Notes	September 2016	1,524,469	1,535,297	(10,828)
1	Short	U.S. Treasury 5 YR Notes	September 2016	119,937	122,164	(2,227)
9	Short	U.S. Treasury 10 YR Notes	September 2016	1,165,500	1,196,859	(31,359)
1	Short	U.S. Long Bond	September 2016	162,688	172,344	(9,656)
2	Short	U.S. Ultra Bonds	September 2016	349,484	372,750	(23,266)

						$(63,025)

#	Foreign equity futures contracts valued using fair value procedures at June 30, 2016. The aggregate depreciation of these futures contracts was $9,759 representing 0.0% of net assets. Foreign equity futures contracts are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity futures contracts.

53

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Exchange-Traded Funds	$18,434,004	$—		$—	$18,434,004
Short-Term Investment Securities	—	1,270,000		—	1,270,000

Total Investments at Value	$18,434,004	$1,270,000		$—	$19,704,004

Financial Instruments:+
Futures Contracts	$24,070	$—		$—	$24,070

LIABILITIES:
Financial Instruments:+
Futures Contracts	$77,336	$9,759	**	$—	$87,095

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (See Note 2).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

54

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited)

Industry Allocation*

Sovereign	32.9%
Medical-Drugs	4.0
Cosmetics & Toiletries	3.8
Applications Software	2.8
Oil Companies-Exploration & Production	2.1
Oil Companies-Integrated	2.1
Banks-Commercial	1.9
Aerospace/Defense	1.8
Auto/Truck Parts & Equipment-Original	1.7
United States Treasury Notes	1.6
Finance-Other Services	1.6
Finance-Credit Card	1.5
Food-Misc./Diversified	1.5
Web Portals/ISP	1.5
Real Estate Management/Services	1.4
E-Commerce/Products	1.4
Brewery	1.4
Retail-Apparel/Shoe	1.3
Computer Services	1.3
Instruments-Controls	1.2
Investment Management/Advisor Services	1.1
Food-Retail	1.1
E-Commerce/Services	1.1
Commercial Services-Finance	1.1
Medical-HMO	1.0
Semiconductor Components-Integrated Circuits	1.0
Aerospace/Defense-Equipment	1.0
Retail-Auto Parts	1.0
Building Products-Cement	1.0
Cable/Satellite TV	0.9
Transport-Services	0.9
Medical Instruments	0.9
Optical Supplies	0.8
Medical Products	0.8
Insurance-Property/Casualty	0.8
Enterprise Software/Service	0.8
Hotels/Motels	0.8
Food-Catering	0.7
Diversified Banking Institutions	0.7
Banks-Fiduciary	0.7
Electric-Integrated	0.7
Athletic Footwear	0.7
Diagnostic Equipment	0.6
Apparel Manufacturers	0.6
Medical-Biomedical/Gene	0.6
Finance-Leasing Companies	0.6
Retail-Vision Service Center	0.6
United States Treasury Bonds	0.6
Real Estate Investment Trusts	0.6
Transport-Rail	0.6
Machinery-Electrical	0.5
Building & Construction Products-Misc.	0.5
Airlines	0.5
Electronic Components-Semiconductors	0.4
Diversified Manufacturing Operations	0.4
Banks-Super Regional	0.4
Commercial Services	0.4
Exchange-Traded Funds	0.4
Chemicals-Specialty	0.3
Diversified Minerals	0.3
Medical Information Systems	0.3
Textile-Apparel	0.3

Beverages-Non-alcoholic	0.3%
Metal-Diversified	0.2
Auto-Cars/Light Trucks	0.2
Retail-Restaurants	0.2

98.8%

*	Calculated as a percentage of net assets

55

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 63.3%
Aerospace/Defense — 1.8%
General Dynamics Corp.	860	$119,746
Raytheon Co.	1,025	139,349
Teledyne Technologies, Inc.†	599	59,331

		318,426

Aerospace/Defense-Equipment — 1.0%
Airbus Group SE(1)	3,032	176,063

Airlines — 0.5%
American Airlines Group, Inc.	872	24,686
Delta Air Lines, Inc.	1,550	56,467

		81,153

Apparel Manufacturers — 0.6%
VF Corp.	1,821	111,973

Applications Software — 2.8%
Microsoft Corp.	4,739	242,495
Salesforce.com, Inc.†	1,588	126,103
ServiceNow, Inc.†	2,004	133,065

		501,663

Athletic Footwear — 0.7%
NIKE, Inc., Class B	2,170	119,784

Auto-Cars/Light Trucks — 0.2%
General Motors Co.	1,273	36,026

Auto/Truck Parts & Equipment-Original — 1.7%
Delphi Automotive PLC	2,396	149,989
Mobileye NV†	1,020	47,063
WABCO Holdings, Inc.†	1,054	96,515

		293,567

Banks-Commercial — 1.9%
Banca Generali SpA(1)	3,094	61,939
FinecoBank Banca Fineco SpA(1)	5,397	35,437
HDFC Bank, Ltd. ADR	600	39,810
ICICI Bank, Ltd. ADR	6,786	48,724
Sberbank of Russia ADR	4,600	40,158
Sumitomo Mitsui Financial Group, Inc.(1)	3,600	103,213

		329,281

Banks-Fiduciary — 0.7%
Citizens Financial Group, Inc.	1,526	30,490
Northern Trust Corp.	1,390	92,101

		122,591

Banks-Super Regional — 0.4%
PNC Financial Services Group, Inc.	952	77,483

Beverages-Non-alcoholic — 0.3%
Monster Beverage Corp.†	284	45,642

Brewery — 1.4%
Anheuser-Busch InBev SA/NV(1)	1,060	139,337
Molson Coors Brewing Co., Class B	989	100,017

		239,354

Building & Construction Products-Misc. — 0.5%
Fortune Brands Home & Security, Inc.	1,560	90,433

Building Products-Cement — 1.0%
LafargeHolcim, Ltd.(1)	4,172	174,271

Cable/Satellite TV — 0.9%
Sky PLC(1)	14,751	167,428

Security Description	Shares	Value (Note 2)
Chemicals-Specialty — 0.3%
Brenntag AG(1)	1,250	$60,406

Commercial Services — 0.4%
Nielsen Holdings PLC	1,319	68,548

Commercial Services-Finance — 1.1%
Equifax, Inc.	693	88,981
Global Payments, Inc.	1,215	86,727
S&P Global, Inc.	170	18,234

		193,942

Computer Services — 1.3%
Accenture PLC, Class A	950	107,626
Cognizant Technology Solutions Corp., Class A†	1,381	79,048
IHS, Inc., Class A†	360	41,620

		228,294

Cosmetics & Toiletries — 3.8%
Beiersdorf AG(1)	1,438	135,884
Colgate-Palmolive Co.	3,360	245,952
Coty, Inc., Class A	2,880	74,851
Estee Lauder Cos., Inc., Class A	2,431	221,270

		677,957

Diagnostic Equipment — 0.6%
Danaher Corp.	1,117	112,817

Diversified Banking Institutions — 0.7%
Bank of America Corp.	6,499	86,242
BNP Paribas SA(1)	811	36,461

		122,703

Diversified Manufacturing Operations — 0.4%
Siemens AG(1)	774	79,287

Diversified Minerals — 0.3%
Anglo American PLC(1)	5,947	57,751

E-Commerce/Products — 1.4%
Alibaba Group Holding, Ltd. ADR†	1,344	106,888
Amazon.com, Inc.†	188	134,537

		241,425

E-Commerce/Services — 1.1%
Expedia, Inc.	830	88,229
Priceline Group, Inc.†	85	106,115

		194,344

Electric-Integrated — 0.7%
E.ON SE(1)	6,804	68,072
RWE AG†(1)	3,314	52,369

		120,441

Electronic Components-Semiconductors — 0.4%
SK Hynix, Inc.(1)	2,798	79,525

Enterprise Software/Service — 0.8%
Workday, Inc., Class A†	1,874	139,932

Finance-Credit Card — 1.5%
Alliance Data Systems Corp.†	550	107,756
Visa, Inc., Class A	2,196	162,877

		270,633

Finance-Leasing Companies — 0.6%
AerCap Holdings NV†	1,460	49,041
Air Lease Corp.	2,080	55,703

		104,744

56

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Other Services — 1.6%
Hong Kong Exchanges and Clearing, Ltd.(1)	2,526	$61,624
Intercontinental Exchange, Inc.	883	226,013

		287,637

Food-Catering — 0.7%
Compass Group PLC(1)	6,957	132,612

Food-Misc./Diversified — 1.5%
Mondelez International, Inc., Class A	5,768	262,502

Food-Retail — 1.1%
Seven & i Holdings Co., Ltd.(1)	4,000	166,997
Whole Foods Market, Inc.	1,020	32,661

		199,658

Hotels/Motels — 0.8%
Hilton Worldwide Holdings, Inc.	5,915	133,265

Instruments-Controls — 1.2%
Honeywell International, Inc.	1,879	218,565

Insurance-Property/Casualty — 0.8%
PICC Property & Casualty Co., Ltd.(1)	28,000	44,330
Tokio Marine Holdings, Inc.(1)	3,000	99,238

		143,568

Investment Management/Advisor Services — 1.1%
BlackRock, Inc.	438	150,028
WisdomTree Investments, Inc.	5,432	53,179

		203,207

Machinery-Electrical — 0.5%
Mitsubishi Electric Corp.(1)	8,200	97,229

Medical Information Systems — 0.3%
Cerner Corp.†	900	52,740

Medical Instruments — 0.9%
Boston Scientific Corp.†	6,757	157,911

Medical Products — 0.8%
Becton Dickinson and Co.	854	144,830

Medical-Biomedical/Gene — 0.6%
Incyte Corp.†	410	32,792
Regeneron Pharmaceuticals, Inc.†	225	78,577

		111,369

Medical-Drugs — 4.0%
Allergan PLC†	1,058	244,493
AstraZeneca PLC(1)	1,302	77,507
Bristol-Myers Squibb Co.	4,099	301,482
Merck & Co., Inc.	1,579	90,966

		714,448

Medical-HMO — 1.0%
UnitedHealth Group, Inc.	1,292	182,430

Metal-Diversified — 0.2%
Glencore PLC(1)	18,557	37,914

Oil Companies-Exploration & Production — 2.1%
Anadarko Petroleum Corp.	1,428	76,041
CNOOC, Ltd.(1)	58,000	72,410
EOG Resources, Inc.	1,500	125,130
Hess Corp.	1,085	65,209
WPX Energy, Inc.†	2,779	25,872

		364,662

Security Description		Shares/ Principal Amount(2)	Value (Note 2)
Oil Companies-Integrated — 2.1%
Petroleo Brasileiro SA ADR†		9,815	$70,275
TOTAL SA(1)		6,084	293,381

			363,656

Optical Supplies — 0.8%
Essilor International SA(1)		1,111	147,866

Real Estate Investment Trusts — 0.6%
Public Storage		384	98,147

Real Estate Management/Services — 1.4%
Daito Trust Construction Co., Ltd.(1)		234	37,930
Vonovia SE(1)		5,825	212,585

			250,515

Retail-Apparel/Shoe — 1.3%
Industria de Diseno Textil SA(1)		1,510	50,355
L Brands, Inc.		2,671	179,304

			229,659

Retail-Auto Parts — 1.0%
Advance Auto Parts, Inc.		1,080	174,560

Retail-Restaurants — 0.2%
Chipotle Mexican Grill, Inc.†		66	26,582

Retail-Vision Service Center — 0.6%
Luxottica Group SpA(1)		2,082	101,446

Semiconductor Components-Integrated Circuits — 1.0%
NXP Semiconductors NV†		2,282	178,772

Textile-Apparel — 0.3%
LVMH Moet Hennessy Louis Vuitton SE(1)		316	47,848

Transport-Rail — 0.6%
Kansas City Southern		1,085	97,748

Transport-Services — 0.9%
FedEx Corp.		1,083	164,378

Web Portals/ISP — 1.5%
Alphabet, Inc., Class C†		337	233,238
Baidu, Inc. ADR†		174	28,736

			261,974

Total Common Stocks (cost $10,853,049)			11,225,585

FOREIGN GOVERNMENT OBLIGATIONS — 32.9%
Sovereign — 32.9%
Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD	20,000	15,829
Commonwealth of Australia Senior Notes 3.25% due 04/21/2025	AUD	45,000	37,067
Commonwealth of Australia Senior Notes 3.25% due 04/21/2029	AUD	30,000	24,980
Commonwealth of Australia Senior Notes 3.75% due 04/21/2037	AUD	15,000	13,290
Commonwealth of Australia Senior Bonds 4.25% due 04/21/2026	AUD	65,000	58,209

57

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description		Shares/ Principal Amount(2)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	$40,000	$38,578
Commonwealth of Australia Senior Notes 4.75% due 04/21/2027	AUD	45,000	42,353
Commonwealth of Australia Senior Notes 5.25% due 03/15/2019	AUD	180,000	147,297
Commonwealth of Australia Senior Notes 5.50% due 01/21/2018	AUD	40,000	31,610
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	130,000	115,464
Commonwealth of Australia Senior Notes 6.00% due 02/15/2017	AUD	140,000	107,254
Federal Republic of Germany Bonds zero coupon due 04/17/2020	EUR	15,000	17,053
Federal Republic of Germany Bonds 1.00% due 08/15/2025	EUR	40,000	49,290
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	10,000	17,484
Federal Republic of Germany Bonds 3.75% due 01/04/2019	EUR	20,000	24,671
Government of Canada Bonds 1.50% due 06/01/2026	CAD	30,000	24,170
Government of Canada Bonds 1.75% due 09/01/2019	CAD	260,000	208,857
Government of Canada Bonds 2.25% due 06/01/2025	CAD	45,000	38,692
Government of Canada Bonds 3.50% due 12/01/2045	CAD	45,000	49,147
Government of Canada Bonds 4.00% due 06/01/2041	CAD	35,000	39,449
Government of Canada Bonds 5.75% due 06/01/2033	CAD	45,000	56,214
Government of France Bonds zero coupon due 05/25/2020	EUR	15,000	16,934
Government of France Bonds 0.50% due 05/25/2025	EUR	30,000	34,547
Government of France Bonds 1.50% due 05/25/2031	EUR	5,000	6,330
Government of Japan Senior Bonds 0.10% due 12/20/2019	JPY	7,900,000	77,591

Security Description		Shares/ Principal Amount(2)	Value (Note 2)
Sovereign (continued)
Government of Japan Senior Notes 0.30% due 09/20/2018	JPY	$6,800,000	$66,721
Government of Japan Senior Notes 0.30% due 12/20/2024	JPY	7,350,000	74,803
Government of Japan Senior Notes 0.80% due 09/20/2023	JPY	1,450,000	15,195
Government of Japan Senior Notes 1.20% due 06/20/2021	JPY	3,700,000	38,546
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	8,550,000	107,140
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	6,000,000	83,426
Government of Japan Senior Notes 2.10% due 12/20/2027	JPY	1,550,000	19,000
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	1,950,000	24,401
Kingdom of Belgium Senior Notes 3.00% due 06/22/2034*	EUR	5,000	7,785
Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	20,000	26,250
Kingdom of Denmark Bonds 1.50% due 11/15/2023	DKK	1,080,000	180,828
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	510,000	80,907
Kingdom of Denmark Bonds 4.00% due 11/15/2019	DKK	390,000	67,061
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	560,000	158,258
Kingdom of Netherlands Bonds 4.00% due 01/15/2037*	EUR	7,500	14,408
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	2,610,000	337,199
Kingdom of Norway Bonds 4.25% due 05/19/2017*	NOK	150,000	18,505
Kingdom of Norway Bonds 4.50% due 05/22/2019*	NOK	1,385,000	184,565
Kingdom of Spain Notes 1.60% due 04/30/2025*	EUR	10,000	11,595
Kingdom of Spain Bonds 4.50% due 01/31/2018	EUR	10,000	11,914
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	10,000	16,514

58

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description		Principal Amount(2)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Kingdom of Spain Senior Notes 5.85% due 01/31/2022*	EUR	$10,000	$14,485
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	100,000	12,679
Kingdom of Sweden Bonds 1.50% due 11/13/2023	SEK	1,680,000	222,294
Kingdom of Sweden Bonds 3.00% due 07/12/2016	SEK	535,000	63,266
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	260,000	45,066
Kingdom of Sweden Bonds 4.25% due 03/12/2019	SEK	1,520,000	203,482
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	15,000	20,511
Republic of Finland Senior Notes 1.50% due 04/15/2023*	EUR	5,000	6,200
Republic of France Bonds 0.50% due 11/25/2019	EUR	15,000	17,195
Republic of France Bonds 2.50% due 05/25/2030	EUR	10,000	14,200
Republic of France Bonds 3.25% due 05/25/2045	EUR	10,000	17,602
Republic of Ireland Bonds 4.50% due 10/18/2018	EUR	5,000	6,165
Republic of Italy Bonds 0.75% due 01/15/2018	EUR	25,000	28,094
Republic of Italy Senior Bonds 3.50% due 03/01/2030*	EUR	20,000	27,254
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	5,000	8,354
Republic of Poland Bonds 2.50% due 07/25/2018	PLN	200,000	51,548
Republic of Poland Bonds 3.25% due 07/25/2025	PLN	230,000	60,278
Republic of Poland Bonds 3.75% due 04/25/2018	PLN	260,000	68,330
Republic of Poland Bonds 4.00% due 10/25/2023	PLN	290,000	80,323
Republic of Poland Bonds 5.50% due 10/25/2019	PLN	270,000	76,413
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	375,000	113,453

Security Description		Principal Amount(2)	Value (Note 2)
Sovereign (continued)
Republic of Singapore Senior Notes 2.38% due 04/01/2017	SGD	$155,000	$116,446
Republic of Singapore Senior Notes 2.75% due 04/01/2042	SGD	65,000	52,064
Republic of Singapore Senior Bonds 3.00% due 09/01/2024	SGD	90,000	72,790
Republic of Singapore Senior Notes 3.13% due 09/01/2022	SGD	300,000	241,964
Republic of Singapore Senior Notes 3.38% due 09/01/2033	SGD	35,000	30,025
Republic of Singapore Senior Notes 3.50% due 03/01/2027	SGD	10,000	8,503
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	1,325,000	64,683
Republic of South Africa Bonds 6.50% due 02/28/2041	ZAR	1,185,000	57,023
Republic of South Africa Senior Notes 6.75% due 03/31/2021	ZAR	670,000	42,781
Republic of South Africa Bonds 7.25% due 01/15/2020	ZAR	320,000	21,145
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	3,435,000	211,488
Republic of South Africa Bonds 8.75% due 02/28/2048	ZAR	800,000	49,582
United Kingdom Gilt Treasury Bonds 1.50% due 07/22/2026	GBP	10,000	13,891
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2019	GBP	50,000	69,679
United Kingdom Gilt Treasury Bonds 2.00% due 07/22/2020	GBP	45,000	63,940
United Kingdom Gilt Treasury Bonds 2.00% due 09/07/2025	GBP	35,000	51,039
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	30,000	53,278
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	25,000	46,338
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	25,000	53,039
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2030	GBP	30,000	57,849
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2038	GBP	15,000	31,479

59

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Security Description		Principal Amount/ Shares(2)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
United Mexican States Bonds 5.75% due 03/05/2026	MXN	$394,700	$21,411
United Mexican States Bonds 6.50% due 06/10/2021	MXN	1,592,400	91,021
United Mexican States Bonds 7.50% due 06/03/2027	MXN	1,767,700	108,130
United Mexican States Senior Notes 7.75% due 11/23/2034	MXN	195,900	12,264
United Mexican States Bonds 8.00% due 06/11/2020	MXN	556,700	33,354
United Mexican States Senior Bonds 8.00% due 12/07/2023	MXN	238,200	14,810
United Mexican States Bonds 8.50% due 12/13/2018	MXN	348,000	20,567
United Mexican States Senior Bonds 8.50% due 11/18/2038	MXN	360,300	24,515
United Mexican States Bonds 10.00% due 12/05/2024	MXN	1,162,700	81,546
United Mexican States Bonds 10.00% due 11/20/2036	MXN	347,700	26,723

Total Foreign Government Obligations
(cost $6,186,253)			5,837,940

U.S. GOVERNMENT TREASURIES — 2.2%
United States Treasury Bonds — 0.6%
2.88% due 05/15/2043		$10,000	11,245
3.00% due 05/15/2045		40,000	45,976
3.63% due 02/15/2044		15,000	19,341
4.50% due 02/15/2036		15,000	21,606

			98,168

United States Treasury Notes — 1.6%
1.00% due 09/30/2019		25,000	25,187
1.38% due 04/30/2020		45,000	45,847
1.50% due 08/31/2018		40,000	40,755
1.63% due 05/15/2026		25,000	25,306
2.00% due 11/30/2020		130,000	135,845
2.00% due 08/15/2025		15,000	15,681

			288,621

Total U.S. Government Treasuries (cost $369,229)			386,789

EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI Japan Index Fund
(cost $69,911)		6,080	69,920

Total Long-Term Investment Securities
(cost $17,478,442)			17,520,234

TOTAL INVESTMENTS (cost $17,478,442)(3)		98.8%	17,520,234
Other assets less liabilities		1.2	218,323

NET ASSETS		100.0%	$17,738,557

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2016, the aggregate value of these securities was $693,625 representing 3.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at June 30, 2016. The aggregate value of these securities was $3,108,715 representing 17.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Denominated in United States Dollar unless otherwise indicated.
(3)	See Note 6 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro
GBP	— Pound Sterling
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

60

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2016	Unrealized Appreciation (Depreciation)
1	Short	Euro-Bund	September 2016	$181,988	$185,461	$(3,473)
1	Long	S&P 500 E-Mini Index	September 2016	104,360	104,510	150
3	Short	U.S. Treasury 10 YR Notes	September 2016	388,359	398,953	(10,594)

						$(13,917)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	AUD	352,000	USD	262,461	07/29/2016	$172	$—
	EUR	18,000	USD	19,849	07/29/2016	—	(144)
	USD	145,568	AUD	195,000	07/29/2016	—	(266)

						172	(410)

Barclays Bank PLC	USD	11,925	INR	810,000	07/29/2016	21	—
	USD	176,668	TWD	5,679,000	07/29/2016	—	(118)

						21	(118)

BNP Paribas SA	AUD	205,000	USD	152,931	07/29/2016	177	—
	DKK	3,263,000	USD	497,227	07/29/2016	9,936	—
	GBP	315,000	USD	414,965	07/29/2016	—	(4,462)
	JPY	51,984,000	USD	509,260	07/29/2016	5,491	—
	USD	91,759	AUD	123,000	07/29/2016	—	(107)
	USD	108,192	DKK	710,000	07/29/2016	—	(2,162)
	USD	270,057	GBP	205,000	07/29/2016	2,904	—
	USD	184,801	JPY	18,864,000	07/29/2016	—	(1,992)

						18,508	(8,723)

Citibank N.A.	AUD	45,000	USD	33,595	07/29/2016	63	—
	DKK	130,000	USD	19,427	07/29/2016	13	—
	EUR	109,000	USD	121,464	07/29/2016	396	—
	GBP	39,000	USD	53,071	07/29/2016	1,142	—
	JPY	1,500,000	USD	14,630	07/29/2016	94	—
	NZD	27,000	USD	19,308	07/29/2016	53	—
	SEK	130,000	USD	15,358	07/29/2016	—	(23)
	USD	19,210	JPY	1,995,000	07/29/2016	123	—
	USD	20,376	MXN	380,000	07/29/2016	363	—
	USD	49,321	MYR	200,000	07/29/2016	824	—
	USD	585	SEK	5,000	07/29/2016	7	—

						3,078	(23)

Commonwealth Bank of Australia	NZD	28,000	USD	19,989	07/29/2016	22	—

Credit Agricole CIB	BRL	74,000	USD	22,057	07/05/2016	—	(980)
	USD	23,054	BRL	74,000	07/05/2016	—	(18)
	USD	21,888	BRL	74,000	08/02/2016	948	—

						948	(998)

Credit Suisse International	USD	20,793	KRW	24,073,000	07/29/2016	78	—

Deutsche Bank AG	NOK	125,000	USD	14,923	07/29/2016	—	(13)
	USD	12,700	DKK	85,000	07/29/2016	—	(6)

						—	(19)

61

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	PLN	1,797,000	USD	461,798	07/29/2016	$6,591	$—
	SEK	4,541,000	USD	534,690	07/29/2016	—	(2,575)
	USD	22,724	KRW	26,331,000	07/29/2016	105	—
	USD	124,812	SEK	1,060,000	07/29/2016	601	—

						7,297	(2,575)

HSBC Bank USA	AUD	13,000	USD	9,723	07/29/2016	37	—
	CNH	95,000	USD	14,527	10/21/2016	335	—
	CNY	90,000	USD	13,644	07/29/2016	139	—
	EUR	6,000	USD	6,648	07/29/2016	—	(16)
	NOK	2,216,000	USD	266,864	07/29/2016	2,077	—
	USD	27,977	HKD	217,000	07/29/2016	2	—
	USD	29,838	ILS	115,000	07/29/2016	—	(27)
	USD	31,913	NOK	265,000	07/29/2016	—	(248)
	USD	70,044	ZAR	1,035,000	07/29/2016	—	(110)
	ZAR	6,596,000	USD	446,384	07/29/2016	697	—

						3,287	(401)

JPMorgan Chase Bank	AUD	21,000	USD	15,760	07/29/2016	112	—
	EUR	1,128,000	USD	1,244,602	07/29/2016	—	(8,288)
	GBP	10,000	USD	13,593	07/29/2016	277	—
	SEK	70,000	USD	8,236	07/29/2016	—	(47)
	USD	157,797	CHF	153,000	07/29/2016	—	(872)
	USD	6,635	GBP	5,000	07/29/2016	23	—
	USD	18,561	NOK	155,000	07/29/2016	—	(40)
	USD	15,295	SEK	130,000	07/29/2016	86	—

						498	(9,247)

Morgan Stanley and Co. International PLC	BRL	74,000	USD	23,054	07/05/2016	18	—
	EUR	6,000	USD	6,652	07/29/2016	—	(13)
	JPY	778,000	USD	7,573	07/29/2016	33	—
	MXN	226,000	USD	12,330	07/29/2016	—	(4)
	SGD	27,000	USD	20,047	07/29/2016	8	—
	USD	20,331	BRL	74,000	07/05/2016	2,706	—
	USD	22,856	RUB	1,486,000	07/29/2016	229	—
	ZAR	240,000	USD	16,308	07/29/2016	92	—

						3,086	(17)

National Australia Bank Ltd.	NZD	14,000	USD	9,991	07/29/2016	7	—

Royal Bank of Canada	AUD	286,000	USD	213,069	07/29/2016	—	(41)
	CAD	534,000	USD	416,515	07/29/2016	3,146	—
	MXN	7,938,000	USD	424,499	07/29/2016	—	(8,719)
	USD	127,394	AUD	171,000	07/29/2016	24	—
	USD	368,155	CAD	472,000	07/29/2016	—	(2,781)
	USD	45,990	MXN	860,000	07/29/2016	945	—

						4,115	(11,541)

Standard Chartered Bank	SGD	684,000	USD	509,687	07/29/2016	2,028	—
	USD	16,614	EUR	15,000	07/29/2016	47	—
	USD	11,923	GBP	9,000	07/29/2016	61	—
	USD	11,919	INR	810,000	07/29/2016	27	—
	USD	63,338	SGD	85,000	07/29/2016	—	(252)
	USD	14,283	CNH	97,000	10/21/2016	207	—

						2,370	(252)

62

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Company	NZD	14,000	USD	9,987	07/29/2016	$3	$—

UBS AG	CNH	2,000	USD	299	10/21/2016	1	—
	NOK	2,216,000	USD	266,764	07/29/2016	1,976	—
	USD	21,442	KRW	24,826,000	07/29/2016	82	—
	USD	31,781	NOK	264,000	07/29/2016	—	(236)

						2,059	(236)

Westpac Banking Corporation	NZD	18,000	USD	12,715	07/29/2016	—	(121)

Net Unrealized Appreciation/(Depreciation)						$45,549	$(34,681)

AUD	— Australian Dollar	ILS	— Israeli Shekel	RUB	— Russian Ruble
BRL	— Brazilian Real	INR	— Indian Rupee	SEK	— Swedish Krona
CAD	— Canadian Dollar	JPY	— Japanese Yen	SGD	— Singapore Dollar
CHF	— Swiss Franc	KRW	— South Korean won	TWD	— Taiwan Dollar
CNH	— Chinese Yuan(offshore)	MXN	— Mexican Peso	USD	— United States Dollar
CNY	— Chinese Yuan	MYR	— Myalaysian Ringgit	ZAR	— South African Rand
DKK	— Danish Krone	NOK	— Norwegian Krone
EUR	— Euro Dollar	NZD	— New Zealand Dollar
GBP	— British Pound Sterling	PLN	— Polish Zloty

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$8,116,870	$3,108,715	**	$—	$11,225,585
Foreign Government Obligations	—	5,837,940		—	5,837,940
U.S. Government Treasuries	—	386,789		—	386,789
Exchange Traded Funds	69,920	—		—	69,920

Total Investments at Value	$8,186,790	$9,333,444		$—	$17,520,234

Other Financial Instruments:+
Futures Contracts	$150	$—		$—	$150
Forward Foreign Currency Contracts	—	45,549		—	45,549

	$150	$45,549		$—	$45,699

LIABILITIES
Other Financial Instruments:+
Futures Contracts	$14,067	$—		$—	$14,067
Forward Foreign Currency Contracts	—	34,681		—	34,681

	$14,067	$34,681		$—	$48,748

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other Financial Instruments are derivative Instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (See Note 2).

The Portfolio’s policy is to recognize transfers between Levels at the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

63

Anchor Series Trust

STATEMENTS OF ASSETS AND LIABILITIES — June 30, 2016 — (unaudited)

	Government and Quality Bond Portfolio	Asset Allocation Portfolio	Growth and Income Portfolio	Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$1,682,869,535	$185,801,526	$190,033,813	$595,125,396
Repurchase agreements (cost approximates value)	78,840,000	5,040,000	1,905,000	9,385,000

Total investments	1,761,709,535	190,841,526	191,938,813	604,510,396

Cash	24,943	95,510	12,231	1,959
Foreign cash*	—	—	—	26,178
Due from broker	—	—	—	—
Receivable for:
Fund shares sold	971,507	9,928	—	84,430
Dividends and interest	7,439,540	818,373	164,438	754,877
Investments sold	119,998,113	1,324,848	603,511	3,430,546
Prepaid expenses and other assets	6,141	4,531	4,598	5,611
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—

Total assets	1,890,149,779	193,094,716	192,723,591	608,813,997

LIABILITIES:
Payable for:
Fund shares redeemed	1,196,223	384,871	44,957	1,047,453
Investments purchased	197,532,015	1,512,510	133,909	3,654,638
Investment advisory and management fees	678,853	104,216	106,891	354,261
Service fees — Class 2	4,277	1,628	—	2,313
Service fees — Class 3	161,637	11,138	—	20,131
Transfer agent fees and expenses	381	218	73	308
Trustees’ fees and expenses	614	865	584	2,604
Other accrued expenses	145,442	59,663	47,328	83,101
Variation margin on futures contracts	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Forward sales contracts, at value#	58,828,401	—	—	—

Total liabilities	258,547,843	2,075,109	333,742	5,164,809

Net Assets	$1,631,601,936	$191,019,607	$192,389,849	$603,649,188

NET ASSETS REPRESENTED BY:
Capital paid-in	1,519,893,741	151,025,593	156,780,731	567,624,979
Accumulated undistributed net investment income (loss)	29,570,761	7,492,935	2,220,843	7,273,409
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, forward sales contracts and foreign exchange transactions	16,059,682	17,107,074	8,372,503	6,614,043
Unrealized appreciation (depreciation) on investments	66,216,093	15,394,058	25,015,772	22,137,214
Unrealized appreciation (depreciation) on futures contracts	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(53)	—	(457)
Unrealized appreciation (depreciation) on forward sales contracts	(138,341)	—	—	—

NET ASSETS	$1,631,601,936	$191,019,607	$192,389,849	$603,649,188

Class 1 (unlimited shares authorized):
Net assets	$795,484,505	$123,191,512	$192,389,849	$487,340,639
Shares of beneficial interest issued and outstanding	50,769,032	8,265,491	15,198,594	18,175,625
Net asset value, offering and redemption price per share	$15.67	$14.90	$12.66	$26.81

Class 2 (unlimited shares authorized):
Net assets	$34,744,473	$13,273,431	$—	$18,548,187
Shares of beneficial interest issued and outstanding	2,217,013	892,316	—	691,809
Net asset value, offering and redemption price per share	$15.67	$14.88	$—	$26.81

Class 3 (unlimited shares authorized):
Net assets	$801,372,958	$54,554,664	$—	$97,760,363
Shares of beneficial interest issued and outstanding	51,379,668	3,688,955	—	3,655,961
Net asset value, offering and redemption price per share	$15.60	$14.79	$—	$26.74

* Cost
Investment (unaffiliated)	$1,616,653,442	$170,407,468	$165,018,041	$572,988,182

Foreign cash	$—	$—	$—	$25,887

# Proceeds from forward sales contracts	$(58,690,060)	$—	$—	$—

See Notes to Financial Statements

64

Anchor Series Trust

STATEMENTS OF ASSETS AND LIABILITIES — June 30, 2016 — (unaudited) — (continued)

	Capital Appreciation Portfolio	Natural Resources Portfolio	SA BlackRock Multi-Asset Income Portfolio	Strategic Multi-Asset Portfolio
ASSETS:
Investments at value (unaffiliated)*	$1,304,011,798	$112,635,071	$19,704,004	$17,520,234
Repurchase agreements (cost approximates value)	17,315,000	1,020,000	—	—

Total investments	1,321,326,798	113,655,071	19,704,004	17,520,234

Cash	2,416	3,385	198	211,277
Foreign cash*	22	51,060	—	16,022
Due from broker	—	—	106,058	10,982
Receivable for:
Fund shares sold	84,541	597	—	—
Dividends and interest	470,678	108,787	58	80,714
Investments sold	4,294,224	568,069	192,506	212,106
Prepaid expenses and other assets	188,810	4,398	4,011	4,088
Due from investment adviser for expense reimbursements/fee waivers	—	—	3,697	10,404
Variation margin on futures contracts	—	—	8,574	1,404
Unrealized appreciation on forward foreign currency contracts	—	—	—	45,549

Total assets	1,326,367,489	114,391,367	20,019,106	18,112,780

LIABILITIES:
Payable for:
Fund shares redeemed	4,018,412	2,043,254	60,112	36,317
Investments purchased	2,414,250	150,574	221,592	236,699
Investment advisory and management fees	777,306	74,841	15,865	14,816
Service fees — Class 2	5,828	833	—	—
Service fees — Class 3	121,892	15,756	183	—
Transfer agent fees and expenses	364	272	55	54
Trustees’ fees and expenses	4,819	698	91	82
Other accrued expenses	132,947	47,106	51,026	51,354
Variation margin on futures contracts	—	—	9,456	220
Unrealized depreciation on forward foreign currency contracts	—	—	—	34,681
Forward sales contracts, at value#	—	—	—	—

Total liabilities	7,475,818	2,333,334	358,380	374,223

Net Assets	$1,318,891,671	$112,058,033	$19,660,726	$17,738,557

NET ASSETS REPRESENTED BY:
Capital paid-in	983,525,291	186,476,988	17,636,684	16,805,266
Accumulated undistributed net investment income (loss)	(1,520,121)	6,147,139	939,568	276,187
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, forward sales contracts and foreign exchange transactions	174,865,352	(84,608,172)	1,208,791	618,676
Unrealized appreciation (depreciation) on investments	162,022,997	4,042,302	(61,713)	41,792
Unrealized appreciation (depreciation) on futures contracts	—	—	(63,025)	(13,917)
Unrealized foreign exchange gain (loss) on other assets and liabilities	(1,848)	(224)	421	10,553
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—

NET ASSETS	$1,318,891,671	$112,058,033	$19,660,726	$17,738,557

Class 1 (unlimited shares authorized):
Net assets	$686,925,920	$28,615,097	$18,469,913	$17,738,557
Shares of beneficial interest issued and outstanding	16,331,414	1,708,533	2,634,308	2,354,575
Net asset value, offering and redemption price per share	$42.06	$16.75	$7.01	$7.53

Class 2 (unlimited shares authorized):
Net assets	$46,748,780	$6,859,409	$—	$—
Shares of beneficial interest issued and outstanding	1,147,105	410,733	—	—
Net asset value, offering and redemption price per share	$40.75	$16.70	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$585,216,971	$76,583,527	$1,190,813	$—
Shares of beneficial interest issued and outstanding	14,662,508	4,610,610	170,785	—
Net asset value, offering and redemption price per share	$39.91	$16.61	$6.97	$—

* Cost
Investment (unaffiliated)	$1,141,988,801	$108,592,769	$19,765,717	$17,478,442

Foreign cash	$22	$51,209	$—	$16,919

# Proceeds from forward sales contracts	$—	$—	$—	$—

See Notes to Financial Statements

65

Anchor Series Trust

STATEMENTS OF OPERATIONS — For the Six Months Ended June 30, 2016 — (unaudited)

	Government and Quality Bond Portfolio	Asset Allocation Portfolio	Growth and Income Portfolio	Growth Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$1,752,201	$1,419,417	$5,216,366
Interest (unaffiliated)	16,441,274	1,534,576	3,450	11,737

Total investment income*	16,441,274	3,286,777	1,422,867	5,228,103

EXPENSES:
Investment advisory and management fees	3,874,033	621,788	646,656	2,109,453
Service fee
Class 2	26,632	9,810	—	13,868
Class 3	959,880	65,636	—	118,483
Transfer agent fees and expenses	2,107	1,205	402	1,706
Custodian and accounting fees	105,094	32,714	14,402	44,617
Reports to shareholders	76,118	8,817	10,014	33,146
Audit and tax fees	24,830	21,783	19,242	19,241
Legal fees	17,245	6,024	5,796	10,235
Trustees’ fees and expenses	33,384	5,145	4,984	16,584
Interest expense	—	—	—	—
Other expenses	25,416	8,521	9,353	23,625

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	5,144,739	781,443	710,849	2,390,958
Net (fees waived and expenses reimbursed) recouped by investment adviser (Note 3)	—	—	—	—
Fees paid indirectly (Note 4)	—	(359)	(709)	(2,899)

Net expenses	5,144,739	781,084	710,140	2,388,059

Net investment income (loss)	11,296,535	2,505,693	712,727	2,840,044

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	6,901,570	3,999,165	(192,936)	(19,249,530)
Net realized gain (loss) on futures contracts and written options contracts	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	74	—	(2,091)

Net realized gain (loss) on investments and foreign currencies	6,901,570	3,999,239	(192,936)	(19,251,621)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	48,191,539	4,458,046	2,438,031	20,330,103
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	87	—	969
Change in unrealized appreciation (depreciation) on forward sales contracts	(121,102)	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	48,070,437	4,458,133	2,438,031	20,331,072

Net realized and unrealized gain (loss) on investments and foreign currencies	54,972,007	8,457,372	2,245,095	1,079,451

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$66,268,542	$10,963,065	$2,957,822	$3,919,495

* Net of foreign withholding taxes on interest and dividends of	$(677)	$80,184	$1,949	$56,623

See Notes to Financial Statements

66

Anchor Series Trust

STATEMENTS OF OPERATIONS — For the Six Months Ended June 30, 2016 — (unaudited) — (continued)

	Capital Appreciation Portfolio	Natural Resources Portfolio	SA BlackRock Multi-Asset Income Portfolio	Strategic Multi-Asset Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$4,018,683	$2,233,205	$303,441	$124,999
Interest (unaffiliated)	19,604	2,946	81	74,457

Total investment income*	4,038,287	2,236,151	303,522	199,456

EXPENSES:
Investment advisory and management fees	4,556,856	543,848	92,842	89,338
Service fee
Class 2	34,694	4,863	—	—
Class 3	707,526	92,635	435	—
Transfer agent fees and expenses	2,007	1,505	516	300
Custodian and accounting fees	73,449	17,478	12,454	32,016
Reports to shareholders	78,082	7,794	4,314	2,417
Audit and tax fees	19,242	19,242	21,639	26,086
Legal fees	16,994	5,876	104	4,442
Trustees’ fees and expenses	34,728	4,097	510	499
Interest expense	603	72	104	—
Other expenses	43,766	6,652	5,328	6,193

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	5,567,947	704,062	138,246	161,291
Net (fees waived and expenses reimbursed) recouped by investment adviser (Note 3)	—	—	(83,849)	(54,085)
Fees paid indirectly (Note 4)	(9,539)	(1,537)	—	(140)

Net expenses	5,558,408	702,525	54,397	107,066

Net investment income (loss)	(1,520,121)	1,533,626	249,125	92,390

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	11,799,610	(21,994,990)	(536,151)	(556,823)
Net realized gain (loss) on futures contracts and written options contracts	—	—	(87,468)	(35,244)
Net realized foreign exchange gain (loss) on other assets and liabilities	25,405	—	4	(49,837)

Net realized gain (loss) on investments and foreign currencies	11,825,015	(21,994,990)	(623,615)	(641,904)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(34,631,601)	39,619,092	1,327,960	414,737
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	—	—	(66,364)	(22,511)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	191	1,065	235	(6,935)
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(34,631,410)	39,620,157	1,261,831	385,291

Net realized and unrealized gain (loss) on investments and foreign currencies	(22,806,395)	17,625,167	638,216	(256,613)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(24,326,516)	$19,158,793	$887,341	$(164,223)

* Net of foreign withholding taxes on interest and dividends of	$16,476	$180,787	—	$6,977

See Notes to Financial Statements

67

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Government and Quality Bond Portfolio		Asset Allocation Portfolio
	For six months ended June 30, 2016 (unaudited)	For the year ended December 31, 2015	For six months ended June 30, 2016 (unaudited)	For the year ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$11,296,535	$17,886,901	$2,505,693	$4,553,120
Net realized gain (loss) on investments and foreign currencies	6,901,570	13,050,788	3,999,239	14,158,779
Net unrealized gain (loss) on investments and foreign currencies	48,070,437	(25,242,880)	4,458,133	(22,080,266)

Net increase (decrease) in net assets resulting from operations	66,268,542	5,694,809	10,963,065	(3,368,367)

Distributions to shareholders from:
Net investment income — Class 1	—	(9,709,286)	—	(3,964,801)
Net investment income — Class 2	—	(518,077)	—	(412,329)
Net investment income — Class 3	—	(9,775,246)	—	(1,549,003)
Net realized gain on securities — Class 1	—	(2,288,624)	—	(13,687,893)
Net realized gain on securities — Class 2	—	(138,595)	—	(1,509,866)
Net realized gain on securities — Class 3	—	(2,775,540)	—	(5,834,225)

Total distributions to shareholders	—	(25,205,368)	—	(26,958,117)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	131,727,842	53,001,921	(12,823,411)	4,564,213

Total increase (decrease) in net assets	197,996,384	33,491,362	(1,860,346)	(25,762,271)

NET ASSETS:
Beginning of period	1,433,605,552	1,400,114,190	192,879,953	218,642,224

End of period†	$1,631,601,936	$1,433,605,552	$191,019,607	$192,879,953

† Includes accumulated undistributed net investment income (loss)	$29,570,761	$18,274,226	$7,492,935	$4,987,242

See Notes to Financial Statements

68

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Growth and Income Portfolio		Growth Portfolio
	For six months ended June 30, 2016 (unaudited)	For the year ended December 31, 2015	For six months ended June 30, 2016 (unaudited)	For the year ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$712,727	$1,508,091	$2,840,044	$4,437,272
Net realized gain (loss) on investments and foreign currencies	(192,936)	8,623,011	(19,251,621)	27,518,347
Net unrealized gain (loss) on investments and foreign currencies	2,438,031	(1,614,115)	20,331,072	(31,298,799)

Net increase (decrease) in net assets resulting from operations	2,957,822	8,516,987	3,919,495	656,820

Distributions to shareholders from:
Net investment income — Class 1	—	(930,115)	—	(3,408,587)
Net investment income — Class 2	—	—	—	(95,678)
Net investment income — Class 3	—	—	—	(367,773)
Net realized gain on securities — Class 1	—	(8,115,466)	—	(75,620,175)
Net realized gain on securities — Class 2	—	—	—	(2,988,540)
Net realized gain on securities — Class 3	—	—	—	(14,892,558)

Total distributions to shareholders	—	(9,045,581)	—	(97,373,311)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(11,749,817)	29,775,744	(43,857,388)	94,075,420

Total increase (decrease) in net assets	(8,791,995)	29,247,150	(39,937,893)	(2,641,071)

NET ASSETS:
Beginning of period	201,181,844	171,934,694	643,587,081	646,228,152

End of period†	$192,389,849	$201,181,844	$603,649,188	$643,587,081

† Includes accumulated undistributed net investment income (loss)	$2,220,843	$1,508,116	$7,273,409	$4,433,365

See Notes to Financial Statements

69

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Capital Appreciation Portfolio		Natural Resources Portfolio
	For six months ended June 30, 2016 (unaudited)	For the year ended December 31, 2015	For six months ended June 30, 2016 (unaudited)	For the year ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(1,520,121)	$(3,191,016)	$1,533,626	$4,630,748
Net realized gain (loss) on investments and foreign currencies	11,825,015	164,866,797	(21,994,990)	(51,648,972)
Net unrealized gain (loss) on investments and foreign currencies	(34,631,410)	(45,577,431)	39,620,157	5,869,259

Net increase (decrease) in net assets resulting from operations	(24,326,516)	116,098,350	19,158,793	(41,148,965)

Distributions to shareholders from:
Net investment income — Class 1	—	—	—	(1,315,256)
Net investment income — Class 2	—	—	—	(105,311)
Net investment income — Class 3	—	—	—	(989,515)
Net realized gain on securities — Class 1	—	(113,118,590)	—	—
Net realized gain on securities — Class 2	—	(8,979,457)	—	—
Net realized gain on securities — Class 3	—	(107,717,386)	—	—

Total distributions to shareholders	—	(229,815,433)	—	(2,410,082)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(53,751,839)	150,491,916	(61,474,705)	(6,388,755)

Total increase (decrease) in net assets	(78,078,355)	36,774,833	(42,315,912)	(49,947,802)

NET ASSETS:
Beginning of period	1,396,970,026	1,360,195,193	154,373,945	204,321,747

End of period†	$1,318,891,671	$1,396,970,026	$112,058,033	$154,373,945

† Includes accumulated undistributed net investment income (loss)	$(1,520,121)	$—	$6,147,139	$4,613,513

See Notes to Financial Statements

70

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA BlackRock Multi-Asset Income Portfolio		Strategic Multi-Asset Portfolio
	For six months ended June 30, 2016 (unaudited)	For the year ended December 31, 2015	For six months ended June 30, 2016 (unaudited)	For the year ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$249,125	$681,619	$92,390	$152,210
Net realized gain (loss) on investments and foreign currencies	(623,615)	1,900,401	(641,904)	1,758,648
Net unrealized gain (loss) on investments and foreign currencies	1,261,831	(3,512,983)	385,291	(1,612,079)

Net increase (decrease) in net assets resulting from operations	887,341	(930,963)	(164,223)	298,779

Distributions to shareholders from:
Net investment income — Class 1	—	(159,538)	—	(601,854)
Net investment income — Class 2	—	—	—	—
Net investment income — Class 3	—	(1,195)	—	—
Net realized gain on securities — Class 1	—	(2,668,541)	—	(1,863,957)
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	—	(25,022)	—	—

Total distributions to shareholders	—	(2,854,296)	—	(2,465,811)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(150,805)	415,928	(984,154)	(12,815)

Total increase (decrease) in net assets	736,536	(3,369,331)	(1,148,377)	(2,179,847)

NET ASSETS:
Beginning of period	18,924,190	22,293,521	18,886,934	21,066,781

End of period†	$19,660,726	$18,924,190	$17,738,557	$18,886,934

† Includes accumulated undistributed net investment income (loss)	$939,568	$690,443	$276,187	$183,797

See Notes to Financial Statements

71

ANCHOR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)

June 30, 2016

Note 1.  Organization

Anchor Series Trust (the “Trust”), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 8 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are managed by SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”), and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”), each an affiliated insurance company of SAAMCo; and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares of the Trust are owned by “separate accounts” of the Life Companies. The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment goal. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

The investment goal for each Portfolio is as follows:

The Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation or Aa3 or better by Moody’s Investor Services, Inc. or its equivalent by any other nationally recognized statistical rating organization). “Net Assets” will take into account borrowing for investment purposes.

The Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The Growth and Income Portfolio seeks to provide long-term capital appreciation and current income by investing at least 65% of total assets in core equity securities. “Core equity securities” are stocks, primarily of well-established companies, diversified by industry and company type that are selected based on their predictable or anticipated earnings growth and best relative value.

The Growth Portfolio seeks capital appreciation primarily through investments in a portfolio of common stocks of companies that is widely diversified by industry and company.

The Capital Appreciation Portfolio seeks long-term capital appreciation by investing primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.

The Natural Resources Portfolio seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index, through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation, using a value-style investment approach. Under normal market circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products.

The SA BlackRock Multi-Asset Income Portfolio seeks current income with a secondary goal of capital appreciation by actively allocating the Portfolio’s assets among a broad range of income-producing investments, including fixed income securities and equity securities. The Portfolio may invest up to 100% of its assets in fixed income securities and up to 80% of its assets in equity securities. The Portfolio may also invest all or a portion of its assets in exchange-traded funds (“ETFs”), including ETFs affiliated with the Portfolio’s subadviser, that provide exposure to fixed income securities, equity securities or other asset classes.

The Strategic Multi-Asset Portfolio seeks high long-term total investment return by actively allocating the Portfolio’s assets among U.S. and foreign, large, medium and small company equity securities, global fixed income securities (including high-yield, high risk bonds) and cash.

72

Indemnifications: The Trust’s organizational documents provide officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of June 30, 2016, is reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in

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U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Strategic Multi-Asset Portfolio used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and/or to attempt to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

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Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following the Portfolio’s Portfolio of Investments.

Futures: During the period, SA BlackRock Multi-Asset Income and the Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity, bond and currency markets and to manage duration and yield curve positioning.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following the Portfolio’s Portfolio of Investments.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause a Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

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The following tables represent the value of derivatives held as of June 30, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for six months ended June 30, 2016. For a detailed presentation of derivatives held as of June 30, 2016, please refer to a schedule following each Portfolio’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts		Total
Portfolio	Futures Contracts(1)(4)	Futures Contracts(1)(4)	Forward Foreign Currency Contracts(2)	Futures Contracts(1)(4)
SA BlackRock Multi-Asset Income	$3,171	$2,340	$—	$3,063	$8,574
Strategic Multi-Asset	234	1,170	45,549	—	46,953

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts		Total
Portfolio	Futures Contracts(1)(4)	Futures Contracts(1)(4)	Forward Foreign Currency Contracts(3)	Futures Contracts(1)(4)
SA BlackRock Multi-Asset Income	$1,062	$8,394	$—	$—	$9,456
Strategic Multi-Asset	220	—	34,681	—	34,901

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on forward foreign currency contracts
(3)	Unrealized depreciation on forward foreign currency contracts
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)
SA BlackRock Multi-Asset Income	$(63,025)
Strategic Multi-Asset	(13,917)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts		Total
Portfolio	Futures Contracts(1)	Futures Contracts(1)	Forward Foreign Currency Contracts(2)	Futures Contracts(1)
SA BlackRock Multi-Asset Income	$(100,604)	$25,245	$—	$(12,213)	$(87,572)
Strategic Multi-Asset	(16,063)	(19,181)	(64,767)	—	(100,011)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts		Total
Portfolio	Futures Contracts(3)	Futures Contracts(3)	Forward Foreign Currency Contracts(4)	Futures Contracts(1)
SA BlackRock Multi-Asset Income	$(82,293)	$(7,121)	$—	$23,050	$(66,364)
Strategic Multi-Asset	(17,348)	(5,163)	(9,189)	—	(31,700)

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized foreign exchange gain (loss) on other assets and liabilities
(3)	Change in unrealized appreciation (depreciation) on futures contracts
(4)	Change in unrealized foreign exchange gain (loss) on other assets and liabilities

The following table represents the average monthly balances of derivatives held during the period ended June 30, 2016.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(2)
SA BlackRock Multi-Asset Income	$4,503,948	$—
Strategic Multi-Asset	723,956	10,133,439

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

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The following table sets forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of June 30, 2016. The repurchase agreements held by the Portfolios as of June 30, 2016, are also subject to Master Agreements but are not included in the following table. See each Portfolio’s Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	Strategic Multi-Asset Portfolio								Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total
Bank of America, N.A.	$172	$—	$—	$172	$410	$—	$—	$410	$(238)	$—	$(238)
Barclays Bank PLC	21	—	—	21	118	—	—	118	(97)	—	(97)
BNP Paribas SA	18,508	—	—	18,508	8,723	—	—	8,723	9,785	—	9,785
Citibank N.A.	3,078	—	—	3,078	23	—	—	23	3,055	—	3,055
Commonwealth Bank of Australia	22	—	—	22	—	—	—	—	22	—	22
Credit Agricole CIB	948	—	—	948	998	—	—	998	(50)	—	(50)
Credit Suisse International	78	—	—	78	—	—	—	—	78	—	78
Deutsche Bank AG	—	—	—	—	19	—	—	19	(19)	—	(19)
Goldman Sachs International	7,297	—	—	7,297	2,575	—	—	2,575	4,722	—	4,722
HSBC Bank USA	3,287	—	—	3,287	401	—	—	401	2,886	—	2,886
JPMorgan Chase Bank	498	—	—	498	9,247	—	—	9,247	(8,749)	—	(8,749)
Morgan Stanley and Co. International PLC	3,086	—	—	3,086	17	—	—	17	3,069	—	3,069
National Australia Bank Ltd.	7	—	—	7	—	—	—	—	7	—	7
Royal Bank of Canada	4,115	—	—	4,115	11,541	—	—	11,541	(7,426)	—	(7,426)
Standard Chartered Bank	2,370	—	—	2,370	252	—	—	252	2,118	—	2,118
State Street Bank and Trust Company	3	—	—	3	—	—	—	—	3	—	3
UBS AG	2,059	—	—	2,059	236	—	—	236	1,823	—	1,823
Westpac Banking Corporation	—	—	—	—	121	—	—	121	(121)	—	(121)

	$45,549	$—	$—	$45,549	$34,681	$—	$—	$34,681	$10,868	$—	$10,868

(1)	Gross amounts of recognized assets and liabilities not offset in the Statements of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

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Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Distributions received from a Portfolio’s investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital” which is recorded as a reduction to the cost basis of the securities held.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of share at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 – 2014 or expected to be taken in each Portfolio’s 2015 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2012.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of June 30, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	34.09%	$17,045,000
Growth and Income	0.82	410,000
Growth	4.05	2,025,000
Capital Appreciation	7.48	3,740,000
Natural Resources	0.44	220,000

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As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated June 30, 2016, bearing interest at a rate of 0.41% per annum, with a principal amount of $50,000,000, a repurchase price of $50,000,569, and a maturity date of July 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	12/31/2019	$49,700,300	$51,051,759

As of June 30, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	34.08%	$8,520,000
Growth and Income	0.82	205,000
Growth	4.04	1,010,000
Capital Appreciation	7.48	1,870,000
Natural Resources	0.44	110,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated June 30, 2016, bearing interest at a rate of 0.40% per annum, with a principal amount of $25,000,000, a repurchase price of $25,000,278, and a maturity date of July 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.75%	02/28/2022	$24,549,000	$25,518,248

As of June 30, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	34.09%	$17,045,000
Growth and Income	0.82	410,000
Growth	4.05	2,025,000
Capital Appreciation	7.48	3,740,000
Natural Resources	0.44	220,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated June 30, 2016, bearing interest at a rate of 0.38% per annum, with a principal amount of $50,000,000, a repurchase price of $50,000,528, and a maturity date of July 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.50%	11/30/2019	$50,000,000	$51,206,000

As of June 30, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	34.09%	$15,755,000
Growth and Income	0.82	380,000
Growth	4.06	1,875,000
Capital Appreciation	7.49	3,460,000
Natural Resources	0.43	200,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated June 30, 2016, bearing interest at a rate of 0.39% per annum, with a principal amount of $46,215,000, a repurchase price of $46,215,501, and a maturity date of July 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.25%	11/15/2024	$44,067,000	$47,171,520

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As of June 30, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	34.13%	$20,475,000
Growth and Income	0.83	500,000
Growth	4.08	2,450,000
Capital Appreciation	7.51	4,505,000
Natural Resources	0.45	270,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated June 30, 2016, bearing interest at a rate of 0.39% per annum, with a principal amount of $60,000,000, a repurchase price of $60,000,650, and a maturity date of July 1. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.75%	11/15/2023	$55,283,000	$61,178,226

Mortgage-Backed Dollar Rolls: During the period ended, the Government and Quality Bond Portfolio entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Government and Quality Bond Portfolio had TBA Rolls outstanding at the period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by a Portfolio with the proceeds of the TBA roll transaction may not exceed the transaction costs.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the six months ended June 30, 2016, the Government and Quality Bond Portfolio purchased and/or sold when-issued securities and/or sold forward commitments.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

Note 3.  Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo with respect to each Portfolio. SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

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The Trust pays SAAMCo a monthly fee, calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

Portfolio	Average Daily Net Assets		Management Fee
Government and Quality Bond		$0-$200 million	.625%
	>	$200 million	.575%
	>	$500 million	.500%

Asset Allocation		$0-$50 million	.750%
	>	$50 million	.650%
	>	$150 million	.600%
	>	$250 million	.550%

Growth and Income		$0-$100 million	.700%
	>	$100 million	.650%
	>	$250 million	.600%
	>	$500 million	.575%

Growth		$0-$250 million	.750%
	>	$250 million	.675%
	>	$500 million	.600%

Portfolio	Average Daily Net Assets		Management Fee
Capital Appreciation		$0-$50 million	.750%
	>	$50 million	.725%
	>	$100 million	.700%

Natural Resources	>	$0	.750%

SA BlackRock Multi-Asset Income(1)(2)		$0-$200 million	1.000%
	>	$200 million	.875%
	>	$500 million	.800%

Strategic Multi-Asset		$0-$200 million	1.000%
	>	$200 million	.875%
	>	$500 million	.800%

(1)	Pursuant to a Fee Waiver Agreement, SAAMCo is contractually obligated to waive a portion of its management fee with respect to the Portfolio so that the management fee rate payable by the Portfolio to SAAMCo under the Management Agreement is 0.80% of the Portfolio’s average daily net assets on the first $100 million, 0.77% on the next $400 million, 0.75% on the next $500 million and 0.72% thereafter. This Fee Waiver Agreement will continue in effect until April 30, 2017. The Fee Waiver Agreement will automatically terminate upon the termination of the Management Agreement. SAAMCo may not recoup any management fees waived with respect to the Portfolio pursuant to the Fee Waiver Agreement.
(2)	SAAMCo has also contractually agreed to waive a portion of its management fee with respect to the Portfolio in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock Investment Management, LLC or its affiliates.

For the six months ended June 30, 2016, the amount of investment advisory fees waived was $48,604 for the SA BlackRock Multi-Asset Income Portfolio. This amount is reflected in the Statement of Operations.

Wellington Management Company LLP (“Wellington Management”) EDGE Asset Management, Inc. (“EDGE”) and BlackRock Investment Management, LLC (“BlackRock”), act as Subadvisers to the Trust pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, Wellington Management, EDGE and BlackRock manage the investment and reinvestment of the assets of the Portfolios of the Trust. Wellington Management, EDGE and BlackRock are independent of SAAMCo and discharge their responsibilities subject to the policies of the Board and oversight and supervision of SAAMCo, which pays Wellington Management, EDGE and BlackRock fees out of advisory fees it receives from the Portfolios.

The subadvisory fees paid to Wellington Management for all Portfolios except Asset Allocation which is paid to EDGE and SA BlackRock Multi-Asset Income which is paid to BlackRock, are as follows:

Portfolio	Average Daily Net Assets		Subadvisory Fee
Government and Quality Bond		$0-$50 million	.225%
	>	$50 million	.125%
	>	$100 million	.100%

Asset Allocation		$0-$50 million	.400%
	>	$50 million	.300%
	>	$150 million	.250%
	>	$250 million	.200%

Growth and Income		$0-$50 million	.325%
	>	$50 million	.225%
	>	$150 million	.200%
	>	$500 million	.150%

Growth		$0-$50 million	.325%
	>	$50 million	.225%
	>	$150 million	.200%
	>	$500 million	.150%

Portfolio	Average Daily Net Assets		Subadvisory Fee
Capital Appreciation		$0-$50 million	.375%
	>	$50 million	.275%
	>	$150 million	.250%

Natural Resources		$0-$50 million	.350%
	>	$50 million	.250%
	>	$150 million	.200%
	>	$500 million	.150%

SA BlackRock Multi-Asset Income(1)		$0-$100 million	.425%
	>	$100 million	.400%
	>	$500 million	.375%
	>	$1 billion	.350%

Strategic Multi-Asset		$0-$50 million	.300%
	>	$50 million	.200%
	>	$150 million	.175%
	>	$500 million	.150%

81

(1)	BlackRock has agreed to a contractual fee waiver arrangement pursuant to which it will waive all or a portion of its subadvisory fee in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock or its affiliates. Notwithstanding the foregoing, the subadvisory fee waiver will not exceed 100% of the subadvisory fee.

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares, respectively. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

The Trust has entered into a Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), a wholly owned subsidiary of the Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, SunAmerica Series Trust and Seasons Series Trust pay VRSCO an annual fee in the aggregate amount of $150,000 for Transfer Agency Services provided pursuant to the agreement, which is allocated based on shareholder accounts. Accordingly, for the six months ended June 30, 2016, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

SAAMCo has contractually agreed to waive its fees and/or reimburse expenses for the SA BlackRock Multi-Asset Income Portfolio until April 30, 2017, so that the annual operating expenses does not exceed 0.58% for Class 1 shares and 0.83% for Class 3 shares, respectively. Further, SAAMCo is voluntarily waiving fees and/or reimbursing expenses, if necessary, for the Strategic Multi-Asset Portfolio, so that the annual operating expenses do not exceed 1.20% for Class 1 shares. For the purposes of waived fee and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Portfolio’s business. Any voluntary or contractual waivers or reimbursements made by SAAMCo with respect to the SA BlackRock Multi-Asset Income and Strategic Multi-Asset Portfolios are subject to recoupment from each Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the Portfolios are able to effect such payment to SAAMCo and remain in compliance with the contractual expense limitations in effect at the time the waivers and/or reimbursements were made. The contractual fee waivers and/or expense limitations may be modified or discontinued prior to April 30, 2017, only with the approval of the Board. For the six months ended June 30, 2016, pursuant to the contractual and voluntary expense limitations mentioned above, SAAMCo waived fees and/or reimbursed expenses as follows:

Portfolio	Amount
SA BlackRock Multi-Asset Income — Class 1	$39,265
SA BlackRock Multi-Asset Income — Class 3	517
Strategic Multi-Asset	54,085

For the six months ended June 30, 2016, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	June 30, 2016	December 31, 2016	December 31, 2017	June 30, 2018
SA BlackRock Multi-Asset Income — Class 1	$4,295	$211,911	$107,130	$39,265
SA BlackRock Multi-Asset Income — Class 3	242	1,219	839	517
Strategic Multi-Asset	—	61,301	112,365	54,085

At June 30, 2016, the following affiliates owned outstanding shares of the following Portfolios:

		Holder
Portfolio	USL	AGL	VALIC	SunAmerica Dynamic Allocation Portfolio	SunAmerica Dynamic Strategy Portfolio
Government and Quality Bond	3.33%	56.46%	0.05%	30.80%	9.34%
Asset Allocation	3.71	96.29	—	—	—
Growth and Income	0.12	3.97	—	95.73	—
Growth	1.49	43.25	—	54.96	—
Capital Appreciation	2.44	78.26	0.06	19.02	—
Natural Resources	4.25	95.58	0.01	—	—
SA BlackRock Multi-Asset Income	1.20	92.24	—	—	—
Strategic Multi-Asset	1.40	89.48	—	—	—

82

Note 4.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios have been reduced. For the six months ended June 30, 2016, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments for the six months ended June 30, 2016 were as follows:

Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Government and Quality Bond	$125,583,168	$37,621,176	$529,467,119	$324,650,121
Asset Allocation	24,900,572	31,638,809	2,036,762	3,912,938
Growth and Income	31,551,476	39,920,282	—	—
Growth	379,316,535	421,121,474	—	—
Capital Appreciation	552,515,593	608,156,520	—	—
Natural Resources	78,731,022	133,260,447	—	—
SA BlackRock Multi-Asset Income	5,019,343	5,222,571	—	—
Strategic Multi-Asset	7,394,957	7,800,493	138,710	119,596

Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddles, amortization for premium/discount, contingent payment debt instruments, investments in partnerships, treatment of defaulted securities and derivative transactions.

	For the year ended December 31, 2015
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-Term Gains, Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Government and Quality Bond	$32,285,975	$600,547	$13,971,405	$24,873,808	$331,560
Asset Allocation	5,075,932	13,390,087	10,564,928	6,270,833	20,687,284
Growth and Income	1,508,116	8,736,288	22,406,891	4,007,691	5,037,890
Growth	15,264,879	21,139,685	(4,299,854)	3,872,038	93,501,273
Capital Appreciation	—	163,915,736	195,777,159	73,613,004	156,202,429
Natural Resources	4,617,759	(56,772,224)	(41,422,861)	2,410,082	—
SA BlackRock Multi-Asset Income	1,253,545	1,318,948	(1,432,654)	377,745	2,476,551
Strategic Multi-Asset	327,391	1,294,134	(494,488)	1,020,302	1,445,509

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

83

As of December 31, 2015, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†		Unlimited†
Portfolio	2017	2018	ST	LT
Government and Quality Bond	$—	$—	$—	$—
Asset Allocation	—	—	—	—
Growth and Income	—	—	—	—
Growth	—	—	—	—
Capital Appreciation	—	—	—	—
Natural Resources	—	—	17,558,103	39,214,121
SA BlackRock Multi-Asset Income	—	—	—	—
Strategic Multi-Asset	—	—	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, a fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

As of June 30, 2016, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
Government and Quality Bond	$62,182,930	$(2,747)	$62,180,183	1,699,529,352
Asset Allocation	22,240,523	(7,217,409)	15,023,114	175,818,412
Growth and Income	30,043,313	(5,198,391)	24,844,922	167,093,891
Growth	47,070,631	(31,038,956)	16,031,675	588,478,721
Capital Appreciation	221,520,001	(60,372,404)	161,147,597	1,160,179,201
Natural Resources	10,140,546	(11,943,027)	(1,802,481)	115,457,551
SA BlackRock Multi-Asset Income	364,769	(472,988)	(108,219)	19,812,223
Strategic Multi-Asset	960,157	(1,038,008)	(77,851)	17,598,085

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	Government and Quality Bond Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2016 (unaudited)		For the year ended December 31, 2015		For the six months ended June 30, 2016 (unaudited)		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,820,708	$167,289,741	7,546,883	$114,791,647	40,155	$613,614	69,224	$1,052,450
Reinvested dividends	—	—	802,902	11,997,910	—	—	43,883	656,672
Shares redeemed	(3,958,239)	(60,216,366)	(2,173,890)	(33,010,662)	(239,534)	(3,675,514)	(592,251)	(9,007,062)

Net increase (decrease)	6,862,469	$107,073,375	6,175,895	$93,778,895	(199,379)	$(3,061,900)	(479,144)	$(7,297,940)

	Class 3
	For the six months ended June 30, 2016 (unaudited)		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	5,763,187	$88,009,826	6,406,872	$96,757,741
Reinvested dividends	—	—	842,062	12,550,786
Shares redeemed	(3,947,832)	(60,293,459)	(9,454,433)	(142,787,561)

Net increase (decrease)	1,815,355	$27,716,367	(2,205,499)	$(33,479,034)

84

	Asset Allocation Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2016 (unaudited)		For the year ended December 31, 2015		For the six months ended June 30, 2016 (unaudited)		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	66,122	$965,615	106,318	$1,707,743	8,812	$123,242	23,643	$383,629
Reinvested dividends	—	—	1,265,298	17,652,694	—	—	137,880	1,922,195
Shares redeemed	(720,250)	(10,190,069)	(1,312,536)	(21,052,805)	(102,621)	(1,439,417)	(128,645)	(2,047,890)

Net increase (decrease)	(654,128)	$(9,224,454)	59,080	$(1,692,368)	(93,809)	$(1,316,175)	32,878	$257,934

	Class 3
	For the six months ended June 30, 2016 (unaudited)		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	144,597	$2,074,273	530,395	$8,614,557
Reinvested dividends	—	—	532,278	7,383,228
Shares redeemed	(310,539)	(4,357,055)	(630,493)	(9,999,138)

Net increase (decrease)	(165,942)	$(2,282,782)	432,180	$5,998,647

	Growth and Income Portfolio
	Class 1
	For the six months ended June 30, 2016 (unaudited)		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	224,294	$2,644,008	2,640,213	$33,727,478
Reinvested dividends	—	—	755,747	9,045,581
Shares redeemed	(1,150,517)	(14,393,825)	(1,046,781)	(12,997,315)

Net increase (decrease)	(926,223)	$(11,749,817)	2,349,179	$29,775,744

	Growth Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2016 (unaudited)		For the year ended December 31, 2015		For the six months ended June 30, 2016 (unaudited)		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	238,883	$5,943,808	2,196,872	$66,746,284	1,705	$45,042	9,321	$276,951
Reinvested dividends	—	—	3,028,479	79,028,762	—	—	118,056	3,084,218
Shares redeemed	(1,663,440)	(44,059,709)	(1,748,952)	(50,648,827)	(68,062)	(1,738,209)	(156,825)	(4,903,429)

Net increase (decrease)	(1,424,557)	$(38,115,901)	3,476,399	$95,126,219	(66,357)	$(1,693,167)	(29,448)	$(1,542,260)

	Class 3
	For the six months ended June 30, 2016 (unaudited)		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	125,721	$3,271,327	209,958	$6,106,566
Reinvested dividends	—	—	585,211	15,260,331
Shares redeemed	(286,513)	(7,319,647)	(682,416)	(20,875,436)

Net increase (decrease)	(160,792)	$(4,048,320)	112,753	$491,461

85

	Capital Appreciation Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2016 (unaudited)		For the year ended December 31, 2015		For the six months ended June 30, 2016 (unaudited)		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	857,393	$32,372,647	1,921,597	$85,744,099	9,698	$389,271	34,189	$1,597,208
Reinvested dividends	—	—	2,749,533	113,118,590	—	—	224,993	8,979,457
Shares redeemed	(1,591,167)	(65,050,702)	(1,717,908)	(82,143,204)	(109,835)	(4,266,454)	(236,042)	(11,107,931)

Net increase (decrease)	(733,774)	$(32,678,055)	2,953,222	$116,719,485	(100,137)	$(3,877,183)	23,140	$(531,266)

	Class 3
	For the six months ended June 30, 2016 (unaudited)		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	736,563	$28,074,871	1,083,998	$48,856,305
Reinvested dividends	—	—	2,753,681	107,717,386
Shares redeemed	(1,188,339)	(45,271,472)	(2,674,307)	(122,269,994)

Net increase (decrease)	(451,776)	$(17,196,601)	1,163,372	$34,303,697

	Natural Resources Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2016 (unaudited)		For the year ended December 31, 2015		For the six months ended June 30, 2016 (unaudited)		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	76,188	$1,126,408	812,661	$14,663,716	3,429	$51,127	35,287	$568,949
Reinvested dividends	—	—	86,072	1,315,256	—	—	6,903	105,311
Shares redeemed	(3,304,085)	(54,099,979)	(976,024)	(17,250,043)	(32,833)	(509,623)	(139,928)	(2,510,313)

Net increase (decrease)	(3,227,897)	$(52,973,571)	(77,291)	$(1,271,071)	(29,404)	$(458,496)	(97,738)	$(1,836,053)

	Class 3
	For the six months ended June 30, 2016 (unaudited)		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	165,362	$2,492,648	1,046,513	$16,645,198
Reinvested dividends	—	—	65,162	989,515
Shares redeemed	(682,412)	(10,535,286)	(1,176,025)	(20,916,344)

Net increase (decrease)	(517,050)	$(8,042,638)	(64,350)	$(3,281,631)

	SA BlackRock Multi-Asset Income Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2016 (unaudited)		For the year ended December 31, 2015		For the six months ended June 30, 2016 (unaudited)		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,032	$55,605	24,096	$198,219	145,259	$999,175	11,276	$87,706
Reinvested dividends	—	—	418,894	2,828,079	—	—	3,897	26,217
Shares redeemed	(173,513)	(1,169,650)	(356,579)	(2,723,705)	(5,159)	(35,935)	(81)	(588)

Net increase (decrease)	(165,481)	$(1,114,045)	86,411	$302,593	140,100	$963,240	15,092	$113,335

	Strategic Multi-Asset Portfolio
	Class 1
	For the six months ended June 30, 2016 (unaudited)		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	21,320	$154,910	24,928	$220,402
Reinvested dividends	—	—	328,133	2,465,811
Shares redeemed	(154,523)	(1,139,064)	(316,315)	(2,699,028)

Net increase (decrease)	(133,203)	$(984,154)	36,746	$(12,815)

86

Note 8.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company, the Trust’s custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 20 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the six months ended June 30, 2016, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Capital Appreciation	17	$603	$753,031	1.70%
Natural Resources	6	72	254,643	1.69

As of June 30, 2016, there were no borrowings outstanding.

Note 9.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2016, none of the Portfolios participated in this program.

Note 10.  Investment Concentration

The Strategic Multi-Asset Portfolio invests internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Government and Quality Bond Portfolio and Asset Allocation Portfolio concentration in such investments, these funds may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 11.  Subsequent Event

At a meeting held on June 8, 2016, the Board approved an Expense Limitation Agreement by and between the Trust and SAAMCo, on behalf of the Class 1 shares of the Strategic Multi-Asset Portfolio. Effective August 19, 2016, pursuant to the Expense Limitation Agreement, SAAMCo has contractually agreed to waive its fees and/or reimburse expenses of the Portfolio until April 30, 2018, so that the Portfolio’s annual operating expenses do not exceed 0.86% for Class 1 shares.

87

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

Government and Quality Bond Portfolio Class 1
12/31/11	$15.07	$0.35	$0.71	$1.06	$(0.49)	$(0.07)	$(0.56)	$15.57	7.09%	$260,025	0.62%		2.24%		44%
12/31/12	15.57	0.29	0.31	0.60	(0.37)	(0.22)	(0.59)	15.58	3.83	326,992	0.59		1.88		81
12/31/13	15.58	0.21	(0.55)	(0.34)	(0.38)	(0.15)	(0.53)	14.71	(2.15)	421,167	0.59		1.40		184
12/31/14	14.71	0.21	0.55	0.76	(0.29)	—	(0.29)	15.18	5.19	572,823	0.58		1.40		128
12/31/15	15.18	0.21	(0.13)	0.08	(0.23)	(0.05)	(0.28)	14.98	0.58	657,562	0.57		1.39		62
06/30/16(3)	14.98	0.13	0.56	0.69	—	—	—	15.67	4.61	795,485	0.57	(4)	1.69	(4)	25

Government and Quality Bond Portfolio Class 2
12/31/11	15.06	0.32	0.71	1.03	(0.46)	(0.07)	(0.53)	15.56	6.89	68,974	0.77		2.09		44
12/31/12	15.56	0.27	0.30	0.57	(0.34)	(0.22)	(0.56)	15.57	3.65	60,472	0.74		1.72		81
12/31/13	15.57	0.19	(0.54)	(0.35)	(0.35)	(0.15)	(0.50)	14.72	(2.22)	49,484	0.74		1.26		184
12/31/14	14.72	0.19	0.54	0.73	(0.26)	—	(0.26)	15.19	4.99	43,986	0.73		1.25		128
12/31/15	15.19	0.19	(0.14)	0.05	(0.20)	(0.05)	(0.25)	14.99	0.39	36,223	0.72		1.25		62
06/30/16(3)	14.99	0.12	0.56	0.68	—	—	—	15.67	4.54	34,744	0.72	(4)	1.54	(4)	25

Government and Quality Bond Portfolio Class 3
12/31/11	15.03	0.31	0.71	1.02	(0.46)	(0.07)	(0.53)	15.52	6.78	735,004	0.87		1.99		44
12/31/12	15.52	0.25	0.30	0.55	(0.33)	(0.22)	(0.55)	15.52	3.53	797,475	0.84		1.63		81
12/31/13	15.52	0.17	(0.53)	(0.36)	(0.34)	(0.15)	(0.49)	14.67	(2.28)	806,854	0.84		1.16		184
12/31/14	14.67	0.17	0.54	0.71	(0.25)	—	(0.25)	15.13	4.87	783,305	0.83		1.15		128
12/31/15	15.13	0.17	(0.13)	0.04	(0.19)	(0.05)	(0.24)	14.93	0.32	739,821	0.82		1.14		62
06/30/16(3)	14.93	0.11	0.56	0.67	—	—	—	15.60	4.49	801,372	0.82	(4)	1.44	(4)	25

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Unaudited
(4)	Annualized

See Notes to Financial Statements

88

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

Asset Allocation Portfolio Class 1
12/31/11	$13.29	$0.38	$(0.27)	$0.11	$(0.37)	$—	$(0.37)	$13.03	0.93%	$167,345	0.80%		2.82%		44%
12/31/12	13.03	0.37	1.18	1.55	(0.43)	—	(0.43)	14.15	11.95	159,351	0.80		2.65		30
12/31/13	14.15	0.35	2.15	2.50	(0.44)	—	(0.44)	16.21	17.87	159,638	0.79		2.29		27
12/31/14	16.21	0.40	0.80	1.20	(0.41)	(0.46)	(0.87)	16.54	7.41	146,594	0.75		2.37		29
12/31/15	16.54	0.36	(0.66)	(0.30)	(0.49)	(1.71)	(2.20)	14.04	(1.72)	125,264	0.75		2.24		27
06/30/16(4)	14.04	0.20	0.66	0.86	—	—	—	14.90	6.13	123,192	0.76	(5)	2.77	(5)	15

Asset Allocation Portfolio Class 2
12/31/11	13.26	0.36	(0.27)	0.09	(0.35)	—	(0.35)	13.00	0.76	18,303	0.95		2.67		44
12/31/12	13.00	0.35	1.18	1.53	(0.41)	—	(0.41)	14.12	11.78	17,151	0.95		2.50		30
12/31/13	14.12	0.33	2.14	2.47	(0.41)	—	(0.41)	16.18	17.68	18,074	0.94		2.14		27
12/31/14	16.18	0.37	0.81	1.18	(0.38)	(0.46)	(0.84)	16.52	7.31	15,750	0.90		2.22		29
12/31/15	16.52	0.33	(0.64)	(0.31)	(0.47)	(1.71)	(2.18)	14.03	(1.83)	13,832	0.90		2.09		27
06/30/16(4)	14.03	0.19	0.66	0.85	—	—	—	14.88	6.06	13,273	0.91	(5)	2.61	(5)	15

Asset Allocation Portfolio Class 3
12/31/11	13.24	0.34	(0.27)	0.07	(0.34)	—	(0.34)	12.97	0.64	39,025	1.06		2.58		44
12/31/12	12.97	0.33	1.18	1.51	(0.40)	—	(0.40)	14.08	11.68	43,328	1.05		2.41		30
12/31/13	14.08	0.31	2.13	2.44	(0.40)	—	(0.40)	16.12	17.52	54,684	1.04		2.04		27
12/31/14	16.12	0.35	0.81	1.16	(0.37)	(0.46)	(0.83)	16.45	7.23	56,298	1.00		2.12		29
12/31/15	16.45	0.32	(0.66)	(0.34)	(0.45)	(1.71)	(2.16)	13.95	(1.99)	53,784	1.00		2.00		27
06/30/16(4)	13.95	0.18	0.66	0.84	—	—	—	14.79	6.02	54,555	1.01	(5)	2.52	(5)	15

Growth and Income Portfolio Class 1
12/31/11	8.01	(0.01)	(0.45)	(0.46)	(0.00)	—	(0.00)	7.55	(5.71)	7,449	1.82		(0.18)		69
12/31/12	7.55	0.08	0.94	1.02	—	—	—	8.57	13.51	39,271	1.28		0.97		73
12/31/13	8.57	0.10	2.68	2.78	(0.03)	—	(0.03)	11.32	32.43	105,446	0.86		1.03		109
12/31/14	11.32	0.08	1.43	1.51	(0.06)	(0.29)	(0.35)	12.48	13.45	171,935	0.77		0.68		64
12/31/15	12.48	0.10	0.49	0.59	(0.06)	(0.53)	(0.59)	12.48	4.90	201,182	0.74		0.78		43
06/30/16(4)	12.48	0.05	0.13	0.18	—	—	—	12.66	1.44	192,390	0.74	(5)	0.74	(5)	17

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	06/30/16(4)(5)
Asset Allocation Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Asset Allocation Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Asset Allocation Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00
Growth and Income Portfolio Class 1	0.00	0.00	0.00	0.00	0.00	0.00
(4)	Unaudited
(5)	Annualized

See Notes to Financial Statements

89

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

Growth Portfolio Class 1
12/31/11	$20.76	$0.11	$(1.41)	$(1.30)	$(0.15)	$—	$(0.15)	$19.31	(6.21)%	$190,613	0.83%		0.55%		84%
12/31/12	19.31	0.22	2.47	2.69	(0.12)	—	(0.12)	21.88	13.95	244,122	0.79		1.05		92
12/31/13	21.88	0.19	7.48	7.67	(0.21)	—	(0.21)	29.34	35.14	403,439	0.77		0.74		78
12/31/14	29.34	0.20	1.99	2.19	(0.17)	—	(0.17)	31.36	7.48	505,595	0.74		0.68		118
12/31/15	31.36	0.22	(0.27)	(0.05)	(0.20)	(4.48)	(4.68)	26.63	0.15	521,905	0.73		0.71		73
06/30/16(6)	26.63	0.13	0.05	0.18	—	—	—	26.81	0.68	487,341	0.74	(7)	0.97	(7)	62

Growth Portfolio Class 2
12/31/11	20.75	0.08	(1.41)	(1.33)	(0.12)	—	(0.12)	19.30	(6.40)	27,851	0.98		0.39		84
12/31/12	19.30	0.18	2.48	2.66	(0.08)	—	(0.08)	21.88	13.81	25,506	0.94		0.85		92
12/31/13	21.88	0.15	7.48	7.63	(0.16)	—	(0.16)	29.35	34.97	27,163	0.92		0.60		78
12/31/14	29.35	0.16	1.97	2.13	(0.12)	—	(0.12)	31.36	7.28	24,700	0.89		0.54		118
12/31/15	31.36	0.17	(0.26)	(0.09)	(0.14)	(4.48)	(4.62)	26.65	0.02	20,202	0.88		0.56		73
06/30/16(6)	26.65	0.11	0.05	0.16	—	—	—	26.81	0.60	18,548	0.89	(7)	0.82	(7)	62

Growth Portfolio Class 3
12/31/11	20.71	0.06	(1.41)	(1.35)	(0.10)	—	(0.10)	19.26	(6.52)	122,324	1.08		0.30		84
12/31/12	19.26	0.16	2.48	2.64	(0.06)	—	(0.06)	21.84	13.72	118,352	1.04		0.76		92
12/31/13	21.84	0.13	7.46	7.59	(0.14)	—	(0.14)	29.29	34.82	126,179	1.02		0.50		78
12/31/14	29.29	0.13	1.97	2.10	(0.09)	—	(0.09)	31.30	7.18	115,933	0.99		0.44		118
12/31/15	31.30	0.14	(0.26)	(0.12)	(0.11)	(4.48)	(4.59)	26.59	(0.09)	101,481	0.98		0.46		73
06/30/16(6)	26.59	0.09	0.06	0.15	—	—	—	26.74	0.56	97,760	0.99	(7)	0.72	(7)	62

Capital Appreciation Portfolio Class 1
12/31/11	36.73	(0.07)	(2.52)	(2.59)	—	—	—	34.14	(7.05)	435,001	0.79		(0.19)		91
12/31/12	34.14	(0.07)	8.23	8.16	—	(1.72)	(1.72)	40.58	23.90 (4)	480,705	0.74		(0.17)		103
12/31/13	40.58	(0.10)	14.19	14.09	—	(5.43)	(5.43)	49.24	35.80	605,894	0.75		(0.22)		105
12/31/14	49.24	(0.06)	7.41	7.35	—	(9.21)	(9.21)	47.38	15.26	668,565	0.74		(0.12)		91
12/31/15	47.38	(0.05)	3.84	3.79	—	(8.36)	(8.36)	42.81	8.72 (5)	730,504	0.74		(0.11)		66
06/30/16(6)	42.81	(0.02)	(0.73)	(0.75)	—	—	—	42.06	(1.75)	686,926	0.74	(7)	(0.12	)(7)	42

Capital Appreciation Portfolio Class 2
12/31/11	36.30	(0.13)	(2.48)	(2.61)	—	—	—	33.69	(7.19)	54,499	0.94		(0.34)		91
12/31/12	33.69	(0.13)	8.12	7.99	—	(1.72)	(1.72)	39.96	23.71 (4)	54,464	0.89		(0.33)		103
12/31/13	39.96	(0.17)	13.97	13.80	—	(5.43)	(5.43)	48.33	35.62	59,470	0.90		(0.37)		105
12/31/14	48.33	(0.13)	7.26	7.13	—	(9.21)	(9.21)	46.25	15.08	56,610	0.89		(0.27)		91
12/31/15	46.25	(0.12)	3.74	3.62	—	(8.36)	(8.36)	41.51	8.56 (5)	51,769	0.89		(0.26)		66
06/30/16(6)	41.51	(0.05)	(0.71)	(0.76)	—	—	—	40.75	(1.83)	46,749	0.89	(7)	(0.27	)(7)	42

Capital Appreciation Portfolio Class 3
12/31/11	36.03	(0.16)	(2.46)	(2.62)	—	—	—	33.41	(7.27)	499,914	1.04		(0.45)		91
12/31/12	33.41	(0.16)	8.04	7.88	—	(1.72)	(1.72)	39.57	23.58 (4)	535,916	0.99		(0.42)		103
12/31/13	39.57	(0.21)	13.81	13.60	—	(5.43)	(5.43)	47.74	35.46	625,388	1.00		(0.47)		105
12/31/14	47.74	(0.18)	7.17	6.99	—	(9.21)	(9.21)	45.52	14.96	635,020	0.99		(0.37)		91
12/31/15	45.52	(0.16)	3.67	3.51	—	(8.36)	(8.36)	40.67	8.45 (5)	614,697	0.99		(0.36)		66
06/30/16(6)	40.67	(0.07)	(0.69)	(0.76)	—	—	—	39.91	(1.87)	585,217	0.99	(7)	(0.37	)(7)	42

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	06/30/16(6)(7)
Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00
Capital Appreciation Portfolio Class 1	0.01	0.00	0.00	0.00	0.00	0.00
Capital Appreciation Portfolio Class 2	0.01	0.00	0.00	0.00	0.00	0.00
Capital Appreciation Portfolio Class 3	0.01	0.00	0.00	0.00	0.00	0.00
(4)	Total return was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(5)	The Fund’s performance was increased by 0.07% for Class 1, Class 2 and Class 3, from a reimbursement by an affiliate.
(6)	Unaudited
(7)	Annualized

See Notes to Financial Statements

90

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

Natural Resources Portfolio Class 1
12/31/11	$42.83	$0.32	$(8.38)	$(8.06)	$(0.28)	$(10.11)	$(10.39)	$24.38	(20.27)%	$81,957	0.87%		0.87%		89%
12/31/12	24.38	0.28	0.55	0.83	(0.27)	(2.33)	(2.60)	22.61	3.54	84,409	0.83		1.18		55
12/31/13	22.61	0.18	1.12	1.30	(0.22)	—	(0.22)	23.69	5.80	100,572	0.84		0.80		77
12/31/14	23.69	0.30	(4.63)	(4.33)	(0.26)	—	(0.26)	19.10	(18.53)	95,751	0.82		1.28		91
12/31/15	19.10	0.47	(4.55)	(4.08)	(0.27)	—	(0.27)	14.75	(21.39)	72,803	0.83		2.65		94
06/30/16(4)	14.75	0.19	1.81	2.00	—	—	—	16.75	13.56	28,615	0.84	(5)	2.30	(5)	55

Natural Resources Portfolio Class 2
12/31/11	42.69	0.26	(8.33)	(8.07)	(0.22)	(10.11)	(10.33)	24.29	(20.38)	17,284	1.02		0.72		89
12/31/12	24.29	0.24	0.55	0.79	(0.22)	(2.33)	(2.55)	22.53	3.37	15,018	0.98		1.01		55
12/31/13	22.53	0.15	1.11	1.26	(0.18)	—	(0.18)	23.61	5.64	13,767	0.99		0.66		77
12/31/14	23.61	0.27	(4.63)	(4.36)	(0.22)	—	(0.22)	19.03	(18.68)	10,238	0.97		1.15		91
12/31/15	19.03	0.45	(4.53)	(4.08)	(0.23)	—	(0.23)	14.72	(21.47)	6,477	0.98		2.52		94
06/30/16(4)	14.72	0.16	1.82	1.98	—	—	—	16.70	13.45	6,859	0.99	(5)	2.05	(5)	55

Natural Resources Portfolio Class 3
12/31/11	42.56	0.22	(8.31)	(8.09)	(0.18)	(10.11)	(10.29)	24.18	(20.47)	140,166	1.12		0.62		89
12/31/12	24.18	0.22	0.54	0.76	(0.20)	(2.33)	(2.53)	22.41	3.25	131,121	1.08		0.92		55
12/31/13	22.41	0.13	1.11	1.24	(0.16)	—	(0.16)	23.49	5.56	120,528	1.09		0.56		77
12/31/14	23.49	0.24	(4.60)	(4.36)	(0.19)	—	(0.19)	18.94	(18.74)	98,333	1.07		1.04		91
12/31/15	18.94	0.41	(4.50)	(4.09)	(0.21)	—	(0.21)	14.64	(21.61)	75,093	1.08		2.38		94
06/30/16(4)	14.64	0.15	1.82	1.97	—	—	—	16.61	13.46	76,584	1.09	(5)	1.96	(5)	55

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	06/30/16(4)(5)
Natural Resources Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Natural Resources Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Natural Resources Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(4)	Unaudited
(5)	Annualized

See Notes to Financial Statements

91

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

SA BlackRock Multi-Asset Income Portfolio Class 1
12/31/11	$6.10	$0.04	$(0.11)	$(0.07)	$(0.08)	$—	$(0.08)	$5.95	(1.17)%	$23,405	1.46%		0.69%		53%
12/31/12	5.95	0.06	0.51	0.57	(0.06)	—	(0.06)	6.46	9.50	22,114	1.42	(5)	0.90	(5)	75
12/31/13	6.46	0.06	1.08	1.14	(0.08)	—	(0.08)	7.52	17.67	22,651	1.10	(5)	0.86	(5)	71
12/31/14	7.52	0.05	0.68	0.73	(0.08)	—	(0.08)	8.17	9.68	22,167	1.10	(5)	0.67	(5)	88
12/31/15	8.17	0.25	(0.61)	(0.36)	(0.06)	(1.06)	(1.12)	6.69	(4.45)	18,720	0.60	(5)	3.27	(5)	152
06/30/16(7)	6.69	0.09	0.23	0.32	—	—	—	7.01	4.78	18,470	0.58	(4)(5)	2.68	(4)(5)	29

SA BlackRock Multi-Asset Income Portfolio Class 3
10/08/12(6) - 12/31/12	6.53	0.01	(0.08)	(0.07)	—	—	—	6.46	(1.07)	99	1.35	(5)(4)	0.92	(5)(4)	75
12/31/13	6.46	0.04	1.07	1.11	(0.07)	—	(0.07)	7.50	17.30	116	1.35	(5)	0.60	(5)	71
12/31/14	7.50	0.03	0.68	0.71	(0.06)	—	(0.06)	8.15	9.47	127	1.35	(5)	0.42	(5)	88
12/31/15	8.15	0.24	(0.62)	(0.38)	(0.05)	(1.06)	(1.11)	6.66	(4.76)	204	0.84	(5)	3.25	(5)	152
06/30/16(7)	6.66	0.08	0.23	0.31	—	—	—	6.97	4.65	1,191	0.83	(4)(5)	3.05	(4)(5)	29

Strategic Multi-Asset Portfolio Class 1
12/31/11	7.67	0.04	(0.33)	(0.29)	(0.08)	—	(0.08)	7.30	(3.81)	21,089	1.71		0.51		120
12/31/12	7.30	0.04	1.06	1.10	(0.20)	—	(0.20)	8.20	15.10	21,316	1.71		0.54		105
12/31/13	8.20	0.04	1.55	1.59	(0.21)	(0.06)	(0.27)	9.52	19.65	22,354	1.80		0.50		99
12/31/14	9.52	0.05	0.41	0.46	(0.04)	(1.34)	(1.38)	8.60	5.04	21,067	1.42	(5)	0.54	(5)	96
12/31/15	8.60	0.06	0.03	0.09	(0.27)	(0.83)	(1.10)	7.59	1.13	18,887	1.20	(5)	0.75	(5)	82
06/30/16(7)	7.59	0.05	(0.11)	(0.06)	—	—	—	7.53	(0.79)	17,739	1.20	(4)(5)	1.32	(4)(5)	43

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupments) and expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/11	12/31/12		12/31/13	12/31/14	12/31/15	06/30/16(4)(7)
SA BlackRock Multi-Asset Income Portfolio Class 1	0.00%	0.00%		0.00%	0.00%	0.00%	—%
SA BlackRock Multi-Asset Income Portfolio Class 3	—	0.00	(4)	0.00	0.00	0.00	—
Strategic Multi-Asset Portfolio Class 1	0.00	0.00		0.00	0.00	0.00	0.00
(4)	Annualized
(5)	Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 3):

	12/31/12		12/31/13	12/31/14	12/31/15	06/30/16(4)(7)
SA BlackRock Multi-Asset Income Portfolio Class 1	0.17%		0.44%	1.12%	1.03%	0.91%
SA BlackRock Multi-Asset Income Portfolio Class 3	0.76	(4)	0.43	1.16	1.03	0.68
Strategic Multi-Asset Portfolio Class 1	—		—	0.28	0.55	0.61
(6)	Commencement of operations.
(7)	Unaudited

See Notes to Financial Statements

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ANCHOR SERIES TRUST

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS – (unaudited)

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Anchor Series Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), of the Trust or its separate series (each, a “Portfolio” and together, the “Portfolios”), SunAmerica Asset Management, LLC (“SunAmerica”), Edge Asset Management, Inc. (“Edge”), Wellington Management Company LLP (“Wellington”) or BlackRock Investment Management, LLC (“BlackRock” and together with Edge and Wellington, the “Subadvisers”), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Portfolios, and SunAmerica (the “Advisory Agreement”) for a one-year period ending June 30, 2017 at an in-person meeting held on June 7-8, 2016 (the “Meeting”). The Trust currently consists of the following eight separate Portfolios: Asset Allocation Portfolio, Capital Appreciation Portfolio, Government and Quality Bond Portfolio, Growth Portfolio, Growth and Income Portfolio, SA BlackRock Multi-Asset Income Portfolio, Natural Resources Portfolio and Strategic Multi-Asset Portfolio.

At the Meeting, the Board, including the Independent Trustees, also approved the continuation of the Subadvisory Agreement between SunAmerica and Wellington with respect to the Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Strategic Multi-Asset Portfolio and Government and Quality Bond Portfolio, the Subadvisory Agreement between SunAmerica and Edge with respect to the Asset Allocation Portfolio and the Subadvisory Agreement between SunAmerica and BlackRock1 with respect to the SA BlackRock Multi-Asset Income Portfolio (the “Subadvisory Agreements,” and together with the Advisory Agreement, the “Agreements”), each for a one-year period ending June 30, 2017.

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and the Subadvisers provided, materials relating to the Board’s consideration of whether to approve the continuation of the Agreements. These materials included: (a) a summary of the services provided to the Portfolios by SunAmerica and its affiliates, and by the Subadvisers; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data, on fees and expenses of the Portfolios, and the investment performance of the Portfolios as compared with a peer group of funds, along with fee and performance data with respect to the Portfolios and any other mutual funds or other accounts advised or subadvised by SunAmerica or the Subadvisers with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale; (e) information about SunAmerica’s general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers; (f) information about SunAmerica’s and the Subadvisers’ risk management processes; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica, and its affiliates, and the Subadvisers, that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, considered at the Meeting, and from time to time as appropriate, factors that it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and the Subadvisers.    The Board, including the Independent Trustees, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Portfolios, managing the daily business affairs of the Portfolios, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal and compliance, clerical and administrative services, and has authorized its officers and employees, if elected, to serve as officers or Trustees of the Trust without compensation. The Board also noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Portfolios pursuant to the Advisory Agreement.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica’s fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Portfolios. The Board also reviewed the personnel responsible for providing advisory services to the Portfolios and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices. The Board concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica has been able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities

[1]	In managing the SA BlackRock Multi-Asset Income Portfolio, BlackRock utilizes sub-subadvisers that are subsidiaries of BlackRock: BlackRock International Limited (“BlackRock Ltd.”), BlackRock Asset Management North Asia Limited (“BlackRock North Asia”), and BlackRock (Singapore) Limited (“BlackRock Singapore”). At the Meeting, the Board also approved the continuation of the sub-subadvisory agreements between BlackRock and each of BlackRock Ltd., BlackRock North Asia, and BlackRock Singapore for a one-year period ending June 30, 2017.

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under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of developments relating to the Portfolios and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2016, SunAmerica managed, advised and/or administered approximately $79.5 billion in assets. In addition, the Board considered SunAmerica’s code of ethics and its commitment to compliance generally and with respect to its management and administration of the Portfolios. The Board also considered SunAmerica’s risk management processes. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectuses. The Board also reviewed SunAmerica’s compliance and regulatory history, and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica in effectively serving as the investment adviser to the Portfolios.

The Board also considered the nature, extent and quality of subadvisory services provided by each Subadviser to the applicable Portfolios. The Board observed that the Subadvisers are responsible for providing day-to-day portfolio management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Portfolio that each Subadviser manages, subject to the oversight and review of SunAmerica. The Board reviewed each Subadviser’s history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Portfolios, and other key personnel of each Subadviser, in addition to current and projected staffing levels and compensation practices, and concluded, based on their experience with the Subadvisers, that each Subadviser: (i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the applicable Subadvisory Agreement; and (iii) has been responsive to requests of the Board and of SunAmerica. In addition, the Board considered each Subadviser’s code of ethics and risk management processes. The Board further observed that each Subadviser has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectuses. The Board also reviewed each Subadviser’s compliance and regulatory history, and noted that there were no material legal, regulatory or compliance issues that would potentially impact the Subadvisers from effectively serving as subadvisers to the Portfolios. The Board concluded that the nature and extent of services provided by each Subadviser under the respective Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

Investment Performance.    The Board, including the Independent Trustees, also considered the investment performance of SunAmerica and the Subadvisers with respect to the Portfolios. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolios as compared to each Portfolio’s peer group (“Peer Group”) and/or peer universe (“Peer Universe”) as independently determined by Broadridge and to an appropriate index or combination of indices, including the Portfolios’ benchmarks. The Board was provided with a description of the methodology used by Broadridge to select the funds in the Peer Groups and Peer Universes.

The Board noted that performance information was for the periods ended March 31, 2016. The Board also noted that it regularly reviews the performance of the Portfolios throughout the year. The Board further noted that, while it monitors performance of the Portfolios closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

Asset Allocation Portfolio.    The Board considered that the Portfolio’s performance was above the median of its Peer Group for the one-year period and equal to the median of its Peer Group for the three- and five-year periods. The Board further considered that the Portfolio’s performance was above the median of its Peer Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory.

Capital Appreciation Portfolio.    The Board considered that the Portfolio’s performance was above the medians of its Peer Group and its Peer Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory.

Growth and Income Portfolio.    The Board considered that the Portfolio’s performance was above the medians of its Peer Group and Peer Universe for the one- and three-year periods and below the medians of its Peer Group and Peer Universe for the five-year period. The Board noted management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory.

Growth Portfolio.    The Board considered that the Portfolio’s performance was equal to the median of its Peer Group for the one-year period and below the median of its Peer Group for the three- and five-year periods. The Board further noted that the Portfolio’s performance was below the median of its Peer Universe for the one- and five-year periods and above the median of its Peer Universe for the three-year period. The Board noted management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was being addressed.

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Government and Quality Bond Portfolio.    The Board considered that the Portfolio’s performance was above the medians of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory.

SA BlackRock Multi-Asset Income Portfolio.    The Board considered that the Portfolio’s performance was above the median of its Peer Group and Peer Universe for the one-year period. The Board also considered that the Portfolio underperformed its Broadridge Index for the one-year period. The Board noted management’s discussion of the Fund’s performance and that effective January 12, 2015, the Portfolio changed its name and certain principal investment strategies and techniques, and BlackRock was appointed as the subadviser to the Portfolio. The Board concluded that the Portfolio’s performance was satisfactory.

Natural Resources Portfolio.    The Board considered that the Portfolio’s performance was above the median of its Peer Group for the one-year period and equal to the median of its Peer Group for the three- and five-year periods. The Board further considered that the Portfolio’s performance was above the median of its Peer Universe for the one- and three-year periods and below the median of its Peer Universe for the five-year period. The Board concluded that the Portfolio’s performance was satisfactory.

Strategic Multi-Asset Portfolio.    The Board considered that the Portfolio’s performance was below the median of its Peer Group for the one- and five-year periods and equal to the median of its Peer Group for the three-year period. The Board further considered that the Portfolio’s performance was below the median of its Peer Universe for the one- and five-year periods and above the median of its Peer Universe for the three-year period. The Board took into account management’s discussion of the reasons for the Portfolio’s recent underperformance and concluded that the Portfolio’s overall performance was satisfactory.

While the Board noted its concern with respect to the performance of certain of the Portfolios, it also considered that appropriate resources were being dedicated to address these performance concerns. The Board further noted that it would continue to evaluate each such Portfolio’s overall performance.

Consideration of the Management Fees and Subadvisory Fees and the Cost of the Services and Profits to be Realized by SunAmerica, the Subadvisers and their Affiliates from the Relationship with the Portfolios.    The Board, including the Independent Trustees, received and reviewed information regarding the fees to be paid by the Portfolios to SunAmerica pursuant to the Advisory Agreement and the fees paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, the Subadvisers or their affiliates in connection with providing such services to the Portfolios.

To assist in analyzing the reasonableness of the management fee for each of the Portfolios, the Board received reports independently prepared by Broadridge. The reports showed comparative fee information for each Portfolio’s Peer Group and/or Peer Universe, as determined by Broadridge, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Portfolio to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. The Board also considered the various expense components of the Portfolios and compared each Portfolio’s net expense ratio to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Portfolios. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board also considered management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Portfolios, as applicable. The Board noted that the mutual funds identified as similar to the Portfolios are sold only in the variable annuity market and, accordingly, are in different Broadridge classifications, with peer groups consisting of funds underlying variable insurance products. The Board noted that the management fees paid by the Portfolios were reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report prepared independently by Broadridge. The report showed comparative fee information for the Portfolios’ Peer Groups and/or Peer Universes that the Trustees used as a guide to help assess the reasonableness of the subadvisory fees. The Trustees noted that Peer Group information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The Trustees also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Portfolios, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadvisers, respectively.

The Board also considered advisory fees received by the Subadvisers with respect other mutual funds and accounts with similar investment strategies to the Portfolio or Portfolios for which they serve as adviser or subadviser, as applicable. The Board noted in particular that certain of the similar accounts identified by Wellington were institutional separate accounts, and Wellington highlighted certain differences between these separate accounts and the applicable Portfolios, including that these separate accounts are subject to different investment limitations and restrictions and do not experience daily cash flows in a manner similar to the Portfolios. The Board

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also recognized that, with respect to the Asset Allocation Portfolio, the similar account identified by Edge utilizes a fund of funds structure, which increases overall expenses due to additional fees in the underlying funds held and that these material differences make performance and fee comparisons with the Portfolio less meaningful. The Board also noted that with respect to the SA BlackRock Multi-Asset Income Portfolio, BlackRock reported that it charged the same fee schedule with respect to certain comparable subadvised accounts. The Board then noted that the subadvisory fees paid by SunAmerica to the Subadvisers were reasonable as compared to fees the Subadvisers receive for other such investment companies or clients for which they serve as adviser or subadviser.

Asset Allocation Portfolio.    The Board considered that the Portfolio’s actual management fees were below the median of its Peer Group and above the median of its Peer Universe. The Board also considered that the Portfolio’s total expenses were below the median of its Peer Group and Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Capital Appreciation Portfolio.    The Board considered that the Portfolio’s actual management fees were equal to the median of its Peer Group and above the median of its Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and equal to the median of its Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Growth and Income Portfolio.    The Board considered that the Portfolio’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and below the median of its Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Growth Portfolio.    The Board considered that the Portfolio’s actual management fees were below the median of its Peer Group and slightly above the median of its Peer Universe. The Board also considered that the Portfolio’s total expenses were below the medians of its Peer Group and Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Government and Quality Bond Portfolio.    The Board considered that the Portfolio’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and equal to the median of its Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

SA BlackRock Multi-Asset Income Portfolio.    The Board considered that the Portfolio’s actual management fees were above the median of its Peer Group and equal to the median of its Peer Universe. The Board also considered that the Portfolio’s total expenses were below the median of its Peer Group and Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses. The Board also considered that SunAmerica had entered into an expense limitation agreement with the Portfolio pursuant to which SunAmerica has agreed to waive a portion of its advisory fee and/or reimburse certain expenses as a means of limiting the Portfolio’s total annual operating expenses.

Natural Resources Portfolio.    The Board considered that the Portfolio’s actual management fees were equal to the median of its Peer Group and above the median of its Peer Universe. The Board also considered that the Portfolio’s total expenses were equal to the median of its Peer Group and above the median of its Peer Universe. The Board noted management’s discussion regarding the Portfolio’s expenses.

Strategic Multi-Asset Portfolio.    The Board considered that the Portfolio’s actual management fees were above the medians of its Peer Group and its Peer Universe. The Board also considered that the Portfolio’s total expenses were above the medians of its Peer Group and its Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses, including the impact of the Portfolio’s small size on its expenses.

Profitability.    The Board also considered SunAmerica’s profitability and the benefits SunAmerica and its affiliates received from their relationship with the Portfolios. The Board received and reviewed financial statements relating to SunAmerica’s financial condition and profitability with respect to the services it provided the Portfolios and considered how profit margins could affect SunAmerica’s ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenue earned and the expenses incurred by SunAmerica, and its affiliates that provide services to the Portfolios on a Portfolio-by-Portfolio basis.

The Board considered the profitability of SunAmerica under the Advisory Agreement, including the amount of management fees it retained after payment to the Subadvisers, and considered the profitability of SunAmerica’s affiliates under the Rule 12b-1 Plans. Additionally, the Board considered whether SunAmerica, the Subadvisers and their affiliates received any indirect benefits from the relationship with the Portfolios. Specifically, the Board observed that, SunAmerica and affiliated insurance companies have entered into arrangements, including arrangements relating to services provided by the insurance companies with respect to certain funds that are available as investment options in annuity products (including the Portfolios). The Board further observed that in calculating their corporate income tax liability as insurance companies, certain affiliated life insurance companies receive a tax benefit with respect to dividends paid by the Portfolios. In addition, it was noted that such affiliated life insurance companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. The Board also noted that certain affiliated life insurance

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companies also receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including payments to help offset costs for education and training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives and that such payments may be derived from investment management fees received by SunAmerica or Subadvisers.

The Board further considered whether there were any collateral or “fall-out” benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Portfolios. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed the Subadvisers’ financial statements and considered whether the Subadvisers had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SunAmerica and the Subadvisers had the financial resources necessary to perform their obligations under the Agreements and to continue to provide the Portfolios with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale.    The Board, including the Independent Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Portfolios. The Board considered that as a result of being part of the SunAmerica fund complex, the Portfolios share common resources and may share certain expenses, and if the size of the complex increases, each Portfolio could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also took into account that the management fee arrangements (other than with respect to the Natural Resources Portfolio) included breakpoints that will adjust the fee downward as the size of Portfolios increase, thereby allowing the shareholders to participate in any economies of scale. The Board concluded that the Portfolios’ management fee structures were reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board noted that the Subadvisory Agreements included breakpoints, but did not review specific information regarding whether there have been economies of scale with respect to the Subadvisers’ management of the Portfolios because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement and concluded that the management fee structure, including the amount of management fees retained by SunAmerica, was reasonable in light of the factors described above.

Other Factors.    In consideration of the Agreements, the Board also received information regarding SunAmerica’s and the Subadvisers’ brokerage and soft dollar practices. The Board considered that the Subadvisers are responsible for decisions to buy and sell securities for the Portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from SunAmerica and from an independent third party which include information on brokerage commissions and execution throughout the year. The Board also considered the benefits SunAmerica and the Subadvisers derive from their soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica and/or the Subadvisers in return for allocating brokerage.

Conclusion.    After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2017. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interests of the Portfolios and the Portfolios’ shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Trustee may have attributed different weights to different factors. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination.

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ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

98

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

G1112SAR.13 (8/16)

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy
John T. Genoy President

Date: September 07, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date: September 07, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date: September 07, 2016